UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              CT Corporation System
                               155 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer,               John H. Beers, Esq.
  Counsel and Secretary for Registrant            Vice President and Counsel
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
            One American Row                           One American Row
         Hartford, CT 06103-2899                    Hartford, CT 06103-2899
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                  (PHOENIX LOGO)

                                                               SEMIANNUAL REPORT

                                                                THE PHOENIX EDGE
                                                                     SERIES FUND

                                                          VARIABLE PRODUCTS FUND

                                                                   JUNE 30, 2010

                                TABLE OF CONTENTS

A Message from the President..............................................     1
Disclosure of Fund Expenses...............................................     2
Key Investment Terms and Footnote Legend..................................     4
Asset Allocation Summary Weightings.......................................     6
Schedules of Investments
   Phoenix Capital Growth Series ("Capital Growth Series")................     9
   Phoenix Comstock Series ("Comstock Series")............................    10
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth
      ("Dynamic Asset Allocation Series: Aggressive Growth")..............    11
   Phoenix Dynamic Asset Allocation Series: Growth
      ("Dynamic Asset Allocation Series: Growth").........................    12
   Phoenix Dynamic Asset Allocation Series: Moderate
      ("Dynamic Asset Allocation Series: Moderate").......................    13
   Phoenix Dynamic Asset Allocation Series: Moderate Growth
      ("Dynamic Asset Allocation Series: Moderate Growth")................    14
   Phoenix Equity 500 Index Series ("Equity 500 Index Series")............    15
   Phoenix Growth and Income Series ("Growth and Income Series")..........    19
   Phoenix Mid-Cap Growth Series ("Mid-Cap Growth Series")................    20
   Phoenix Mid-Cap Value Series ("Mid-Cap Value Series")
      (formerly "Phoenix-Sanford Bernstein Mid-Cap Value Series").........    22
   Phoenix Multi-Sector Fixed Income Series ("Multi-Sector Fixed Income
      Series")............................................................    23
   Phoenix Multi-Sector Short Term Bond Series ("Multi-Sector Short Term
      Bond Series").......................................................    30
   Phoenix Small-Cap Growth Series ("Small-Cap Growth Series")............    37
   Phoenix Small-Cap Value Series ("Small-Cap Value Series")
      (formerly "Phoenix-Sanford Bernstein Small-Cap Value Series").......    38
   Phoenix Strategic Allocation Series ("Strategic Allocation Series")....    39
   Phoenix-Aberdeen International Series ("Aberdeen International
      Series")............................................................    44
   Phoenix-Duff & Phelps Real Estate Securities Series ("Duff & Phelps
      Real Estate Securities Series").....................................    45
Statements of Assets and Liabilities......................................    46
Statements of Operations..................................................    50
Statements of Changes In Net Assets.......................................    54
Financial Highlights......................................................    60
Notes to Financial Statements.............................................    66
Board of Trustees' Consideration of Investment Subadvisory Agreements.....    75

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The advisor and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Fund files a complete schedule of portfolio holdings for each Series with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

Not FDIC Insured                No Bank Guarantee                 May Lose Value

                          A MESSAGE FROM THE PRESIDENT

Dear Phoenix Edge Series Fund Shareholder:

This report provides performance and portfolio details about the underlying investments of your Phoenix variable annuity or life insurance policy for the six months ended June 30, 2010. I hope you will take time to review this important information.

At Phoenix, we are committed to providing you with a choice of quality investment options from professional money managers across the industry, including many well-known names. In addition to The Phoenix Edge Series Fund options discussed in this report, we also offer a selection of other investment options for your consideration. For more information please visit our Web site, phoenixwm.com.

We appreciate your business and thank you for choosing Phoenix to be part of your financial plan. It is our great privilege to serve you.

Sincerely yours,


/s/ Philip K. Polkinghorn

Philip K. Polkinghorn
President, The Phoenix Edge Series Fund

JULY 2010

VARIABLE INSURANCE PRODUCTS ARE SOLD BY PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER INVESTMENT OBJECTIVES, CHARGES, EXPENSES AND RISKS BEFORE YOU INVEST. THE CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE VARIABLE INSURANCE PRODUCT. YOU MAY OBTAIN PROSPECTUSES FROM YOUR REGISTERED REPRESENTATIVE OR BY CONTACTING US AT 1-800-417-4769 OR phoenixwm.com. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

                          THE PHOENIX EDGE SERIES FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of The Phoenix Edge Series Fund, you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Series' costs in two ways.

ACTUAL EXPENSES

     This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                        Beginning         Ending       Annualized   Expenses Paid
                      Account Value    Account Value    Expense        During
                     January 1, 2010   June 30, 2010     Ratio         Period*
                     ---------------   -------------   ----------   -------------
CAPITAL GROWTH SERIES
ACTUAL                  $1,000.00        $  905.60        0.95%         $4.49
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,020.03        0.95           4.77
COMSTOCK SERIES
ACTUAL                  $1,000.00        $  939.50        0.95%         $4.57
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,020.03        0.95           4.77
DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
ACTUAL                  $1,000.00        $  944.60        0.55%         $2.65
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,022.03        0.55           2.76
DYNAMIC ASSET ALLOCATION SERIES: GROWTH
ACTUAL                  $1,000.00        $  956.60        0.55%         $2.67
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,022.03        0.55           2.76
DYNAMIC ASSET ALLOCATION SERIES: MODERATE
ACTUAL                  $1,000.00        $  996.70        0.55%         $2.72
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,022.03        0.55           2.76
DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
ACTUAL                  $1,000.00        $  978.90        0.55%         $2.70
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,022.03        0.55           2.76
EQUITY 500 INDEX SERIES
ACTUAL                  $1,000.00        $  933.40        0.50%         $2.40
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,022.28        0.50           2.51
GROWTH AND INCOME SERIES
ACTUAL                  $1,000.00        $  866.30        0.90%         $4.16
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,020.28        0.90           4.52
MID-CAP GROWTH SERIES
ACTUAL                  $1,000.00        $  991.40        1.10%         $5.43
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,019.27        1.10           5.52
MID-CAP VALUE SERIES
ACTUAL                  $1,000.00        $  972.40        1.30%         $6.31
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,018.32        1.30           6.48

                          THE PHOENIX EDGE SERIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLE

                        Beginning         Ending       Annualized   Expenses Paid
                      Account Value    Account Value    Expense        During
                     January 1, 2010   June 30, 2010     Ratio         Period*
                     ---------------   -------------   ----------   -------------
MULTI-SECTOR FIXED INCOME SERIES
ACTUAL                  $1,000.00        $1,048.40        0.75%         $3.81
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,021.03        0.75           3.77
MULTI-SECTOR SHORT TERM BOND SERIES
ACTUAL                  $1,000.00        $1,040.80        0.70%         $3.54
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,021.28        0.70           3.51
SMALL-CAP GROWTH SERIES
ACTUAL                  $1,000.00        $  942.30        1.05%         $5.06
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,019.52        1.05           5.27
SMALL-CAP VALUE SERIES
ACTUAL                  $1,000.00        $  975.10        1.30%         $6.37
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,018.27        1.30           6.53
STRATEGIC ALLOCATION SERIES
ACTUAL                  $1,000.00        $  943.60        0.85%         $4.10
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,020.53        0.85           4.27
ABERDEEN INTERNATIONAL SERIES
ACTUAL                  $1,000.00        $  903.50        1.03%         $4.86
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,019.62        1.03           5.17
DUFF & PHELPS REAL ESTATE SECURITIES SERIES
ACTUAL                  $1,000.00        $1,055.50        1.10%         $5.61
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                         1,000.00         1,019.27        1.10           5.52

* Expenses are equal to the relevant series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

     The series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more information about the series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the series prospectus and the contract prospectus.

                    KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

ETF (EXCHANGE-TRADED FUND)

A Fund that tracks an index, but can be traded like a stock.

FASB--FINANCIAL ACCOUNTING STANDARDS BOARD

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MBS--MORTGAGE-BACKED SECURITY

PIK (PAYMENT-IN-KIND)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

SPDR (S&P DEPOSITARY RECEIPT)

A short form of Standard & Poor's depositary receipt, an exchange-traded fund
(ETF) that tracks the Standard & Poor's 500(R) Index (S&P 500(R)). Spiders are listed on the American Stock Exchange (AMEX).

FOOTNOTE LEGEND

1) Federal Income Tax Information: For tax information at June 30, 2010, see the Federal Income Tax Information Note 12 in the Notes to Financial Statements.

2)   Non-income producing.

3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2010.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

                                            Market Value
Series                                (reported in thousands)   % of Net Assets
------                                -----------------------   ---------------
Multi-Sector Fixed Income Series              $40,433                20.5%
Multi-Sector Short Term Bond Series             6,452                19.4
Strategic Allocation Series                     9,875                 6.8

5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

6)   Illiquid security.

7) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the level table located after the Schedule of Investments.

9)   All or a portion of the security is segregated as collateral.

10)  Amount is less than $500.

                          THE PHOENIX EDGE SERIES FUND
                       ASSET ALLOCATION SUMMARY WEIGHTINGS
                            JUNE 30, 2010 (UNAUDITED)

For each series, the following tables present asset allocations within certain sectors as a percentage of total investments.

                              CAPITAL GROWTH SERIES

Information Technology                     30%
Health Care                                18
Consumer Staples                           14
Industrials                                13
Consumer Discretionary                     12
Energy                                      5
Materials                                   2
Other (includes short-term investments)     6
                                          ---
Total                                     100%
                                          ===

                                 COMSTOCK SERIES

Financials                                 24%
Consumer Discretionary                     17
Health Care                                13
Consumer Staples                           11
Information Technology                     10
Energy                                      8
Industrials                                 6
Other (includes short-term investments)    11
                                          ---
Total                                     100%
                                          ===

               DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

Equity Funds - Domestic                    56%
Equity Funds - International               28
Fixed Income Funds                          7
Commodity Funds                             6
Equity Funds - Real Estate Securities       3
                                          ---
Total                                     100%
                                          ===

                     DYNAMIC ASSET ALLOCATION SERIES: GROWTH

Equity Funds - Domestic                    47%
Equity Funds - International               22
Fixed Income Funds                         20
Equity Funds - Real Estate Securities       6
Commodity Funds                             5
                                          ---
Total                                     100%
                                          ===

                    DYNAMIC ASSET ALLOCATION SERIES: MODERATE

Fixed Income Funds                         56%
Equity Funds - Domestic                    28
Equity Funds - International               10
Commodity Funds                             3
Other (includes short-term investments)     3
                                          ---
Total                                     100%
                                          ===

                DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

Fixed Income Funds                         38%
Equity Funds - Domestic                    34
Equity Funds - International               17
Equity Funds - Real Estate Securities       5
Commodity Funds                             4
Other (includes short-term investments)     2
                                          ---
Total                                     100%
                                          ===

                          THE PHOENIX EDGE SERIES FUND
                       ASSET ALLOCATION SUMMARY WEIGHTINGS
                      JUNE 30, 2010 (UNAUDITED) (CONTINUED)

                             EQUITY 500 INDEX SERIES

Information Technology                     19%
Financials                                 16
Health Care                                12
Consumer Staples                           11
Energy                                     11
Consumer Discretionary                     10
Industrials                                10
Other (includes short-term investments)    11
                                          ---
Total                                     100%
                                          ===

                            GROWTH AND INCOME SERIES

Information Technology                     20%
Energy                                     18
Industrials                                14
Materials                                  10
Health Care                                 9
Consumer Discretionary                      8
Financials                                  7
Other (includes short-term investments)    14
                                          ---
Total                                     100%
                                          ===

                              MID-CAP GROWTH SERIES

Information Technology                     27%
Consumer Discretionary                     19
Industrials                                17
Health Care                                15
Energy                                      7
Financials                                  5
Telecommunication Services                  4
Other (includes short-term investments)     6
                                          ---
Total                                     100%
                                          ===

                              MID-CAP VALUE SERIES

Financials                                 24%
Information Technology                     13
Industrials                                12
Consumer Discretionary                     11
Materials                                  11
Health Care                                10
Consumer Staples                            7
Other (includes short-term investments)    12
                                          ---
Total                                     100%
                                          ===

                        MULTI-SECTOR FIXED INCOME SERIES

Corporate Bonds                                  55%
   Financials                             28%
   Energy                                  6
   Materials                               6
   Total of all others                    15
Loan Agreements                                  14
Mortgage-Backed Securities                       14
Foreign Government Securities                     9
Other (includes short-term investments)           8
                                                ---
Total                                           100%
                                                ===

                       MULTI-SECTOR SHORT TERM BOND SERIES

Corporate Bonds                                  38%
   Financials                             20%
   Energy                                  4
   Materials                               4
   Total of all others                    10
Mortgage-Backed Securities                       28
Loan Agreements                                  11
Foreign Government Securities                     6
Other (includes short-term investments)          17
                                                ---
Total                                           100%
                                                ===

                          THE PHOENIX EDGE SERIES FUND
                      ASSET ALLOCATION SUMMARY WEIGHTINGS
                     JUNE 30, 2010 (UNAUDITED) (CONTINUED)

                             SMALL-CAP GROWTH SERIES

Information Technology                     27%
Health Care                                24
Consumer Discretionary                     17
Industrials                                16
Consumer Staples                            5
Financials                                  5
Energy                                      3
Other (includes short-term investments)     3
                                          ---
Total                                     100%
                                          ===

                             SMALL-CAP VALUE SERIES

Industrials                                26%
Financials                                 21
Consumer Discretionary                     16
Information Technology                      9
Utilities                                   7
Energy                                      5
Materials                                   4
Other (includes short-term investments)    12
                                          ---
Total                                     100%
                                          ===

                           STRATEGIC ALLOCATION SERIES

Common Stocks                                     57%
   Information Technology                  12%
   Energy                                  11
   Industrials                              8
   Total of all others                     26
Corporate Bonds                                   21
   Financials                              10
   Industrials                              3
   Consumer Discretionary                   2
   Total of all others                      6
Mortgage-Backed Securities                        15
Municipal Bonds                                    3
Other (includes short-term investments)            4
                                                 ---
Total                                            100%
                                                 ===

                          ABERDEEN INTERNATIONAL SERIES

Financials                                 25%
Information Technology                     13
Energy                                     12
Industrials                                11
Health Care                                10
Consumer Staples                            8
Telecommunication Services                  7
Other (includes short-term investments)    14
                                          ---
Total                                     100%
                                          ===

                   DUFF & PHELPS REAL ESTATE SECURITIES SERIES

Apartments                                 18%
Regional Malls                             14
Office                                     13
Health Care                                12
Specialty                                   9
Shopping Centers                            8
Self Storage                                7
Other (includes short-term investments)    19
                                          ---
Total                                     100%
                                          ===

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--11.9%
Amazon.com, Inc.(2)                                       34,447   $       3,764
Coach, Inc.                                               45,673           1,669
DIRECTV Class A(2)                                        58,301           1,978
Lowe's Cos., Inc.                                         97,383           1,989
McDonald's Corp.                                          75,135           4,949
Starbucks Corp.                                          126,261           3,068
Target Corp.                                              62,418           3,069
Time Warner, Inc.                                         73,556           2,126
VF Corp.                                                  13,597             968
                                                                   -------------
                                                                          23,580
                                                                   -------------
CONSUMER STAPLES--13.7%
Coca-Cola Co. (The)                                      109,816           5,504
Colgate-Palmolive Co.                                     39,627           3,121
ConAgra Foods, Inc.                                      130,924           3,053
Kimberly-Clark Corp.                                      87,574           5,310
Mead Johnson Nutrition Co. Class A                        56,980           2,856
PepsiCo, Inc.                                             33,017           2,012
Procter & Gamble Co. (The)                                61,973           3,717
Walgreen Co.                                              61,123           1,632
                                                                   -------------
                                                                          27,205
                                                                   -------------
ENERGY--4.8%
Canadian Natural Resources Ltd.                           87,801           2,918
Denbury Resources, Inc.(2)                                69,282           1,014
Range Resources Corp.                                     46,749           1,877
Schlumberger Ltd.                                         32,731           1,811
Southwestern Energy Co.(2)                                46,361           1,792
                                                                   -------------
                                                                           9,412
                                                                   -------------
FINANCIALS--1.4%
JPMorgan Chase & Co.                                      75,862           2,777
                                                                   -------------
HEALTH CARE--17.9%
Allergan, Inc.                                            43,123           2,512
Amgen, Inc.(2)                                            71,742           3,774
Celgene Corp.(2)                                          56,720           2,882
Covidien plc                                              87,004           3,496
Express Scripts, Inc.(2)                                  60,082           2,825
Johnson & Johnson                                         71,738           4,237
Laboratory Corp. of America Holdings(2)                   42,217           3,181
Pfizer, Inc.                                             292,409           4,170
St. Jude Medical, Inc.(2)                                 72,822           2,628
Teva Pharmaceutical Industries Ltd. Sponsored
   ADR                                                    37,037           1,925
UnitedHealth Group, Inc.                                 130,939           3,719
                                                                   -------------
                                                                          35,349
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIALS--13.3%
3M Co.                                                    54,191   $       4,281
Boeing Co. (The)                                          65,677           4,121
Cummins, Inc.                                             45,955           2,993
Danaher Corp.                                             59,504           2,209
Emerson Electric Co.                                      50,893           2,223
Raytheon Co.                                              61,900           2,995
Rockwell Collins, Inc.                                    69,801           3,709
United Technologies Corp.                                 59,147           3,839
                                                                   -------------
                                                                          26,370
                                                                   -------------
INFORMATION TECHNOLOGY--29.7%
Adobe Systems, Inc.(2)                                    66,563           1,759
Apple, Inc.(2)                                            50,772          12,771
Cisco Systems, Inc.(2)                                   260,686           5,555
Citrix Systems, Inc.(2)                                   91,167           3,850
Corning, Inc.                                            265,050           4,281
EMC Corp.(2)                                             169,514           3,102
Google, Inc. Class A(2)                                    5,337           2,375
Hewlett-Packard Co.                                      106,578           4,613
Microsoft Corp.                                          340,712           7,840
Oracle Corp.                                             219,500           4,710
Paychex, Inc.                                            110,204           2,862
Salesforce.com, Inc.(2)                                   27,066           2,323
Visa, Inc. Class A                                        38,590           2,730
                                                                   -------------
                                                                          58,771
                                                                   -------------
MATERIALS--2.4%
Allegheny Technologies, Inc.                              75,174           3,322
Monsanto Co.                                              29,396           1,359
                                                                   -------------
                                                                           4,681
                                                                   -------------
TELECOMMUNICATION SERVICES--2.3%
American Tower Corp. Class A(2)                          102,476           4,560
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $179,900)                                               192,705
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--97.4%
(IDENTIFIED COST $179,900)                                               192,705
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS--2.6%
MONEY MARKET MUTUAL FUNDS--2.6%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           5,202,911   $       5,203
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,203)                                                   5,203
                                                                   -------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $185,103)                                               197,908(1)
                                                                   -------------
Other assets and liabilities, net--0.0%                                      (77)
                                                                   -------------
NET ASSETS--100.0%                                                 $     197,831
                                                                   =============

ABBREVIATION:

ADR American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10+

United States    95%
Ireland           2
Canada            1
Israel            1
Netherlands       1
                ---
Total           100%
                ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                  Total      Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $192,705      $192,705
   Short-Term Investments          5,203         5,203
                                --------      --------
      Total                     $197,908      $197,908
                                ========      ========

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                             PHOENIX COMSTOCK SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--97.7%
CONSUMER DISCRETIONARY--17.2%
Comcast Corp. Class A                                    105,111   $       1,826
DIRECTV Class A(2)                                        11,772             399
Home Depot, Inc. (The)                                    10,538             296
Lowe's Cos., Inc.                                         16,880             345
Macy's, Inc.                                               6,867             123
News Corp. Class B                                        35,612             493
Penney (J.C.) Co., Inc.                                   10,050             216
Target Corp.                                               3,415             168
Time Warner Cable, Inc.                                   11,206             584
Time Warner, Inc.                                         22,766             658
Viacom, Inc. Class B                                      48,943           1,535
                                                                   -------------
                                                                           6,643
                                                                   -------------
CONSUMER STAPLES--11.3%
Altria Group, Inc.                                        13,075             262
Avon Products, Inc.                                        7,655             203
Coca-Cola Co. (The)                                       10,147             509
CVS Caremark Corp.                                        14,831             435
Kraft Foods, Inc. Class A                                 32,125             899
PepsiCo, Inc.                                              1,953             119
Philip Morris International, Inc.                          7,279             334
Procter & Gamble Co. (The)                                 2,927             176
Unilever N.V. - NY Registered Shares                      23,354             638
Wal-Mart Stores, Inc.                                     16,758             805
                                                                   -------------
                                                                           4,380
                                                                   -------------
ENERGY--7.9%
Anadarko Petroleum Corp.                                   3,202             115
BP plc Sponsored ADR                                       5,465             158
Chevron Corp.                                             10,343             702
ConocoPhillips                                            12,099             594
Halliburton Co.                                           22,636             556
Noble Corp.(2)                                             4,570             141
Royal Dutch Shell plc ADR                                 11,372             571
Total SA Sponsored ADR                                     4,587             205
                                                                   -------------
                                                                           3,042
                                                                   -------------
FINANCIALS--23.8%
AFLAC, Inc.                                                4,293             183
Bank of America Corp.                                     60,396             868
Bank of New York Mellon Corp. (The)                       29,119             719
Berkshire Hathaway, Inc. Class B(2)                        5,000             398
Chubb Corp. (The)                                         36,705           1,836
Citigroup, Inc.(2)                                       100,400             378
Goldman Sachs Group, Inc. (The)                            2,732             359
JPMorgan Chase & Co.                                      30,149           1,104
MetLife, Inc.                                             14,148             534
PNC Financial Services Group, Inc.                         9,600             542
State Street Corp.                                         4,293             145

                                                       SHARES          VALUE
                                                   -------------   -------------
FINANCIALS--CONTINUED
Torchmark Corp.                                            7,903   $         391
Travelers Cos., Inc. (The)                                20,880           1,028
U.S. Bancorp                                              12,197             273
Wells Fargo & Co.                                         17,758             455
                                                                   -------------
                                                                           9,213
                                                                   -------------
HEALTH CARE--13.1%
Abbott Laboratories                                        6,480             303
Boston Scientific Corp.(2)                                22,446             130
Bristol-Myers Squibb Co.                                  39,416             983
Cardinal Health, Inc.                                     18,865             634
Eli Lilly & Co.                                            4,726             158
GlaxoSmithKline plc Sponsored ADR                          5,465             186
Merck & Co., Inc.                                         23,088             807
Pfizer, Inc.                                              66,440             948
Roche Holding AG Sponsored ADR                             7,611             261
UnitedHealth Group, Inc.                                  14,256             405
WellPoint, Inc.(2)                                         5,269             258
                                                                   -------------
                                                                           5,073
                                                                   -------------
INDUSTRIALS--5.5%
Emerson Electric Co.                                       6,635             290
General Electric Co.                                      33,271             480
Honeywell International, Inc.                              9,367             366
Ingersoll-Rand plc                                        11,806             407
Textron, Inc.                                              2,328              39
Tyco International Ltd.                                   15,416             543
                                                                   -------------
                                                                           2,125
                                                                   -------------
INFORMATION TECHNOLOGY--9.8%
Accenture plc Class A                                      5,465             211
Cisco Systems, Inc.(2)                                    17,075             364
Cognex Corp.                                               4,610              81
Dell, Inc.(2)                                             21,349             257
eBay, Inc.(2)                                             50,540             991
Hewlett-Packard Co.                                        9,627             417
Intel Corp.                                               28,197             548
KLA-Tencor Corp.                                           5,773             161
Microsoft Corp.                                            5,466             126
Western Union Co. (The)                                    6,928             103
Yahoo!, Inc.(2)                                           37,941             525
                                                                   -------------
                                                                           3,784
                                                                   -------------
MATERIALS--3.9%
Alcoa, Inc.                                               24,340             245
Du Pont (E.I.) de Nemours & Co.                            5,984             207
International Paper Co.                                   46,359           1,049
                                                                   -------------
                                                                           1,501
                                                                   -------------
TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                                23,416             566
Verizon Communications, Inc.                              28,978             812
Vodafone Group plc Sponsored ADR                          15,709             325
                                                                   -------------
                                                                           1,703
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
UTILITIES--0.8%
American Electric Power Co., Inc.                          5,661   $         183
Sempra Energy                                              2,537             119
                                                                   -------------
                                                                             302
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,845)                                                 37,766
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $36,845)                                                 37,766
                                                                   -------------
SHORT-TERM INVESTMENTS--1.6%
MONEY MARKET MUTUAL FUNDS--1.6%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             611,392             611
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $611)                                                       611
                                                                   -------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $37,456)                                                 38,377(1)
                                                                   -------------
Other assets and liabilities, net--0.7%                                      273
                                                                   -------------
NET ASSETS--100.0%                                                 $      38,650
                                                                   =============

ABBREVIATION:

ADR American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10+

United States     90%
United Kingdom     3
Ireland            2
Netherlands        2
Switzerland        2
France             1
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $37,766       $37,766
   Short-Term Investments           611           611
                                -------       -------
      Total                     $38,377       $38,377
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
AFFILIATED FUNDS--34.8%
Phoenix Capital Growth Series                             94,322   $       1,093
Phoenix Mid-Cap Growth Series(2)                          94,578           1,133
Phoenix Small-Cap Growth Series(2)                        67,217             739
Phoenix-Aberdeen International Series                    199,853           2,641
Phoenix-Duff & Phelps Real Estate Series                  44,553             941
                                                                   -------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $5,699)                                                   6,547
                                                                   -------------
EXCHANGE-TRADED FUNDS--48.5%
iShares S&P Developed Ex-U.S. Property Index
   Fund                                                   20,781             562
iShares S&P Global Infrastructure Index Fund              31,497             921
iShares S&P GSCI Commodity Index Trust(2)                 40,750           1,132
SPDR S&P International Small Cap ETF                      47,615           1,127
Vanguard Emerging Markets ETF                             15,460             587
Vanguard Intermediate-Term Bond ETF                       10,858             909
Vanguard Large-Cap ETF                                    11,563             542
Vanguard Small-Cap Value ETF                              31,963           1,723
Vanguard Value ETF                                        36,540           1,631
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $8,761)                                                   9,134
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MUTUAL FUNDS--16.3%
Sentinel Common Stock Fund                               104,044   $       2,665
Sentinel Government Securities Fund                       35,441             392
                                                                   -------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $2,814)                                                   3,057
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $17,274)                                                 18,738
                                                                   -------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             100,453             100
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $100)                                                       100
                                                                   -------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $17,374)                                                 18,838(1)
                                                                   -------------
Other assets and liabilities, net--(0.1)%                                    (21)
                                                                   -------------
NET ASSETS--100.0%                                                 $      18,817
                                                                   =============

ABBREVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds             $ 6,547       $ 6,547
   Exchange-Traded Funds          9,134         9,134
   Mutual Funds                   3,057         3,057
   Short-Term Investments           100           100
                                -------       -------
      Total                     $18,838       $18,838
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
AFFILIATED FUNDS--28.9%
Phoenix Capital Growth Series                            162,608   $       1,884
Phoenix Mid-Cap Growth Series(2)                         132,720           1,590
Phoenix Small-Cap Growth Series(2)                       102,626           1,128
Phoenix-Aberdeen International Series                    261,532           3,456
Phoenix-Duff & Phelps Real Estate Series                  59,961           1,266
                                                                   -------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $7,977)                                                   9,324
                                                                   -------------
EXCHANGE-TRADED FUNDS--50.7%
iShares Barclays Treasury Inflation Protected
   Securities Bond Fund                                    9,727           1,040
iShares S&P Developed Ex-U.S. Property Index
   Fund                                                   23,157             626
iShares S&P Global Infrastructure Index Fund              42,023           1,229
iShares S&P GSCI Commodity Index Trust(2)                 56,510           1,571
SPDR S&P International Small Cap ETF                      71,010           1,680
Vanguard Emerging Markets ETF                             17,460             663
Vanguard Intermediate-Term Bond ETF                       25,730           2,154
Vanguard Large-Cap ETF                                    16,702             783
Vanguard Short-Term Bond ETF                              14,940           1,210
Vanguard Small-Cap Value ETF                              50,261           2,709
Vanguard Value ETF                                        59,640           2,662
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $15,509)                                                 16,327
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MUTUAL FUNDS--20.0%
JPMorgan Short Duration Bond Fund                        109,050   $       1,194
Sentinel Common Stock Fund                               165,972           4,250
Sentinel Government Securities Fund                       91,569           1,014
                                                                   -------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $5,952)                                                   6,458
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $29,438)                                                 32,109
                                                                   -------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             123,778             124
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $124)                                                       124
                                                                   -------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $29,562)                                                 32,233(1)
                                                                   -------------
Other assets and liabilities, net--0.0%                                      (13)
                                                                   -------------
NET ASSETS--100.0%                                                 $      32,220
                                                                   =============

ABBREVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds             $ 9,324       $ 9,324
   Exchange-Traded Funds         16,327        16,327
   Mutual Funds                   6,458         6,458
   Short-Term Investments           124           124
                                -------       -------
      Total                     $32,233       $32,233
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

               PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
AFFILIATED FUNDS--12.4%
Phoenix Capital Growth Series                             60,127   $         696
Phoenix Mid-Cap Growth Series(2)                         100,323           1,202
Phoenix-Aberdeen International Series                    194,549           2,571
                                                                   -------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $4,100)                                                   4,469
                                                                   -------------
EXCHANGE-TRADED FUNDS--55.7%
iShares Barclays Treasury Inflation Protected
   Securities Bond Fund                                   40,848           4,367
iShares S&P GSCI Commodity Index Trust(2)                 38,770           1,077
SPDR S&P International Small Cap ETF                      44,580           1,055
Vanguard Intermediate-Term Bond ETF                       35,000           2,930
Vanguard Large-Cap ETF                                    14,788             693
Vanguard Long-Term Bond ETF                               22,416           1,854
Vanguard Short-Term Bond ETF                              58,260           4,719
Vanguard Small-Cap Value ETF                              25,278           1,362
Vanguard Value ETF                                        45,655           2,038
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $18,219)                                                 20,095
                                                                   -------------
MUTUAL FUNDS--28.3%
JPMorgan Short Duration Bond Fund                        413,575           4,528
Sentinel Common Stock Fund                               150,868           3,864
Sentinel Government Securities Fund                      165,574           1,833
                                                                   -------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $9,836)                                                  10,225
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--96.4%
(IDENTIFIED COST $32,155)                                                 34,789
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           1,180,511   $       1,181
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,181)                                                   1,181
                                                                   -------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $33,336)                                                 35,970(1)
                                                                   -------------
Other assets and liabilities, net--0.3%                                      110
                                                                   -------------
NET ASSETS--100.0%                                                 $      36,080
                                                                   =============

ABBREVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds             $ 4,469       $ 4,469
   Exchange-Traded Funds         20,095        20,095
   Mutual Funds                  10,225        10,225
   Short-Term Investments         1,181         1,181
                                -------       -------
      Total                     $35,970       $35,970
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                       See Notes to Financial Statements

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
AFFILIATED FUNDS--19.2%
Phoenix Capital Growth Series                             87,219   $       1,010
Phoenix Mid-Cap Growth Series (2)                        121,824           1,459
Phoenix-Aberdeen International Series                    185,297           2,449
Phoenix-Duff & Phelps Real Estate Series                  42,358             895
                                                                   -------------
TOTAL AFFILIATED FUNDS
(IDENTIFIED COST $5,056)                                                   5,813
                                                                   -------------
EXCHANGE-TRADED FUNDS--54.7%
iShares Barclays Treasury Inflation Protected
   Securities Bond Fund                                   20,189           2,158
iShares S&P Developed Ex-U.S. Property Index
   Fund                                                   22,182             599
iShares S&P Global Infrastructure Index Fund              30,212             884
iShares S&P GSCI Commodity Index Trust (2)                44,020           1,223
SPDR S&P International Small Cap ETF                      50,340           1,191
Vanguard Emerging Markets ETF                             16,100             612
Vanguard Intermediate-Term Bond ETF                       24,989           2,092
Vanguard Large-Cap ETF                                    15,597             731
Vanguard Long-Term Bond ETF                                9,454             782
Vanguard Short-Term Bond ETF                              33,250           2,693
Vanguard Small-Cap Value ETF                              31,578           1,702
Vanguard Value ETF                                        41,940           1,872
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $15,606)                                                 16,539
                                                                   -------------
MUTUAL FUNDS--24.1%
JPMorgan Short Duration Bond Fund                        243,014           2,661
Sentinel Common Stock Fund                               131,773           3,375
Sentinel Government Securities Fund                      112,058           1,240
                                                                   -------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $6,937)                                                   7,276
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--98.0%
(IDENTIFIED COST $27,599)                                                 29,628
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             633,759   $         634
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $634)                                                       634
                                                                   -------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $28,233)                                                 30,262(1)
                                                                   -------------
Other assets and liabilities, net--(0.1)%                                    (45)
                                                                   -------------
NET ASSETS--100.0%                                                 $      30,217
                                                                   =============

ABBREVIATIONS:

ETF  Exchange-Traded Fund
SPDR S&P Depositary Receipt

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Affiliated Funds             $ 5,813       $ 5,813
   Exchange-Traded Funds         16,539        16,539
   Mutual Funds                   7,276         7,276
   Short-Term Investments           634           634
                                -------       -------
      Total                     $30,262       $30,262
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX EQUITY 500 INDEX SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--99.3%
CONSUMER DISCRETIONARY--10.1%
Abercrombie & Fitch Co. Class A                              506   $          16
Amazon.com, Inc.(2)                                        1,969             215
Apollo Group, Inc. Class A(2)                                710              30
AutoNation, Inc.(2)                                          511              10
AutoZone, Inc.(2)                                            167              32
Bed Bath & Beyond, Inc.(2)                                 1,511              56
Best Buy Co., Inc.                                         1,985              67
Big Lots, Inc.(2)                                            461              15
CarMax, Inc.(2)                                            1,280              25
Carnival Corp.                                             2,484              75
CBS Corp. Class B                                          3,903              50
Coach, Inc.                                                1,751              64
Comcast Corp. Class A                                     16,200             281
Darden Restaurants, Inc.                                     806              31
DeVry, Inc.                                                  355              19
DIRECTV Class A(2)                                         5,217             177
Discovery Communications, Inc. Class A(2)                  1,630              58
Eastman Kodak Co.(2)                                       1,542               7
Expedia, Inc.                                              1,190              22
Family Dollar Stores, Inc.                                   775              29
Ford Motor Co.(2)                                         19,559             197
Fortune Brands, Inc.                                         874              34
GameStop Corp. Class A(2)                                    877              16
Gannett Co., Inc.                                          1,367              18
Gap, Inc. (The)                                            2,589              50
Genuine Parts Co.                                            911              36
Goodyear Tire & Rubber Co. (The)(2)                        1,394              14
H&R Block, Inc.                                            1,889              30
Harley-Davidson, Inc.                                      1,351              30
Harman International Industries, Inc.(2)                     399              12
Hasbro, Inc.                                                 751              31
Home Depot, Inc. (The)                                     9,647             271
Horton (DR), Inc.                                          1,588              16
International Game Technology                              1,710              27
Interpublic Group of Cos., Inc. (The)(2)                   2,809              20
Johnson Controls, Inc.                                     3,862             104
Kohl's Corp.(2)                                            1,767              84
Leggett & Platt, Inc.                                        849              17
Lennar Corp. Class A                                         934              13
Limited Brands, Inc.                                       1,549              34
Lowe's Cos., Inc.                                          8,205             168
Macy's, Inc.                                               2,411              43
Marriott International, Inc. Class A                       1,472              44
Mattel, Inc.                                               2,093              44
McDonald's Corp.                                           6,176             407
McGraw-Hill Cos., Inc. (The)                               1,810              51
Meredith Corp.                                               211               7
New York Times Co. (The) Class A(2)                          668               6
Newell Rubbermaid, Inc.                                    1,596              23
News Corp. Class A                                        12,940             155
NIKE, Inc. Class B                                         2,230             151
Nordstrom, Inc.                                              955              31
O'Reilly Automotive, Inc.(2)                                 792              38
Office Depot, Inc.(2)                                      1,581               6

                                                       SHARES          VALUE
                                                   -------------   -------------
CONSUMER DISCRETIONARY--CONTINUED
Omnicom Group, Inc.                                        1,761   $          60
Penney (J.C.) Co., Inc.                                    1,355              29
Polo Ralph Lauren Corp.                                      377              28
priceline.com, Inc.(2)                                       272              48
Pulte Group, Inc.(2)                                       1,839              15
RadioShack Corp.                                             719              14
Ross Stores, Inc.                                            703              37
Scripps Networks Interactive, Inc. Class A                   523              21
Sears Holdings Corp.(2)                                      276              18
Sherwin-Williams Co. (The)                                   529              37
Stanley Black & Decker, Inc.                                 920              46
Staples, Inc.                                              4,190              80
Starbucks Corp.                                            4,277             104
Starwood Hotels & Resorts Worldwide, Inc.                  1,076              45
Target Corp.                                               4,228             208
Tiffany & Co.                                                729              28
Time Warner Cable, Inc.                                    2,033             106
Time Warner, Inc.                                          6,543             189
TJX Cos., Inc. (The)                                       2,348              99
Urban Outfitters, Inc.(2)                                    747              26
VF Corp.                                                     505              36
Viacom, Inc. Class B                                       3,487             109
Walt Disney Co. (The)                                     11,245             354
Washington Post Co. (The) Class B                             34              14
Whirlpool Corp.                                              431              38
Wyndham Worldwide Corp.                                    1,033              21
Wynn Resorts Ltd.                                            396              30
Yum! Brands, Inc.                                          2,682             105
                                                                   -------------
                                                                           5,452
                                                                   -------------
CONSUMER STAPLES--11.5%
Altria Group, Inc.                                        11,957             240
Archer-Daniels-Midland Co.                                 3,691              95
Avon Products, Inc.                                        2,452              65
Brown-Forman Corp. Class B                                   621              36
Campbell Soup Co.                                          1,074              38
Clorox Co. (The)                                             808              50
Coca-Cola Co. (The)                                       13,238             664
Coca-Cola Enterprises, Inc.                                1,866              48
Colgate-Palmolive Co.                                      2,816             222
ConAgra Foods, Inc.                                        2,557              60
Constellation Brands, Inc. Class A(2)                      1,100              17
Costco Wholesale Corp.                                     2,531             139
CVS Caremark Corp.                                         7,813             229
Dean Foods Co.(2)                                          1,041              10
Dr. Pepper Snapple Group, Inc.                             1,410              53
Estee Lauder Cos., Inc. (The) Class A                        686              38
General Mills, Inc.                                        3,817             136
Heinz (H.J.) Co.                                           1,815              78
Hershey Co. (The)                                            952              46
Hormel Foods Corp.                                           397              16
Kellogg Co.                                                1,463              74
Kimberly-Clark Corp.                                       2,376             144
Kraft Foods, Inc. Class A                                 10,010             280
Kroger Co. (The)                                           3,710              73
Lorillard, Inc.                                              877              63
McCormick & Co., Inc.                                        760              29

                                                       SHARES          VALUE
                                                   -------------   -------------
CONSUMER STAPLES--CONTINUED
Mead Johnson Nutrition Co. Class A                         1,173   $          59
Molson Coors Brewing Co. Class B                             905              38
PepsiCo, Inc.                                              9,259             564
Philip Morris International, Inc.                         10,632             487
Procter & Gamble Co. (The)                                16,535             992
Reynolds American, Inc.                                      971              51
Safeway, Inc.                                              2,203              43
Sara Lee Corp.                                             3,796              54
Smucker (J.M.) Co. (The)                                     683              41
SUPERVALU, Inc.                                            1,218              13
SYSCO Corp.                                                3,403              97
Tyson Foods, Inc. Class A                                  1,752              29
Wal-Mart Stores, Inc.                                     11,927             573
Walgreen Co.                                               5,617             150
Whole Foods Market, Inc.(2)                                  984              35
                                                                   -------------
                                                                           6,169
                                                                   -------------
ENERGY--10.7%
Anadarko Petroleum Corp.                                   2,840             102
Apache Corp.                                               1,935             163
Baker Hughes, Inc.                                         2,462             102
Cabot Oil & Gas Corp.                                        596              19
Cameron International Corp.(2)                             1,401              46
Chesapeake Energy Corp.                                    3,737              78
Chevron Corp.                                             11,532             783
ConocoPhillips                                             8,545             419
Consol Energy, Inc.                                        1,295              44
Denbury Resources, Inc.(2)                                 2,291              34
Devon Energy Corp.                                         2,565             156
Diamond Offshore Drilling, Inc.                              399              25
El Paso Corp.                                              4,040              45
EOG Resources, Inc.                                        1,449             143
Exxon Mobil Corp.                                         29,352           1,675
FMC Technologies, Inc.(2)                                    697              37
Halliburton Co.                                            5,196             128
Helmerich & Payne, Inc.                                      606              22
Hess Corp.                                                 1,677              84
Marathon Oil Corp.                                         4,073             127
Massey Energy Co.                                            590              16
Murphy Oil Corp.                                           1,099              54
Nabors Industries Ltd.(2)                                  1,617              28
National Oilwell Varco, Inc.                               2,405              79
Noble Energy, Inc.                                         1,002              60
Occidental Petroleum Corp.                                 4,662             360
Peabody Energy Corp.                                       1,542              60
Pioneer Natural Resources Co.                                665              40
QEP Resources, Inc.(2)                                     1,004              31
Range Resources Corp.                                        913              37
Rowan Cos., Inc.(2)                                          656              14
Schlumberger Ltd.                                          6,848             379
Smith International, Inc.                                  1,426              54
Southwestern Energy Co.(2)                                 1,987              77
Spectra Energy Corp.                                       3,720              75
Sunoco, Inc.                                                 691              24
Tesoro Corp.                                                 810               9
Valero Energy Corp.                                        3,246              58
Williams Cos., Inc. (The)                                  3,371              62
                                                                   -------------
                                                                           5,749
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
FINANCIALS--16.2%
AFLAC, Inc.                                                2,695   $         115
Allstate Corp. (The)                                       3,088              89
American Express Co.                                       6,896             274
American International Group, Inc.(2)                        775              27
Ameriprise Financial, Inc.                                 1,467              53
AON Corp.                                                  1,546              57
Apartment Investment & Management Co. Class A                670              13
Assurant, Inc.                                               641              22
AvalonBay Communities, Inc.                                  476              44
Bank of America Corp.                                     57,605             828
Bank of New York Mellon Corp. (The)                        6,963             172
BB&T Corp.                                                 3,973             105
Berkshire Hathaway, Inc. Class B(2)                        9,504             757
Boston Properties, Inc.                                      796              57
Capital One Financial Corp.                                2,620             106
CB Richard Ellis Group, Inc. Class A(2)                    1,551              21
Charles Schwab Corp. (The)                                 5,619              80
Chubb Corp. (The)                                          1,877              94
Cincinnati Financial Corp.                                   935              24
Citigroup, Inc.(2)                                       129,788             488
CME Group, Inc. Class A                                      376             106
Comerica, Inc.                                             1,012              37
Discover Financial Services                                3,122              44
E*Trade Financial Corp.(2)                                 1,136              13
Equity Residential                                         1,623              68
Federated Investors, Inc. Class B                            509              11
Fifth Third Bancorp                                        4,562              56
First Horizon National Corp.(2)                            1,312              15
Franklin Resources, Inc.                                     848              73
Genworth Financial, Inc. Class A(2)                        2,808              37
Goldman Sachs Group, Inc. (The)                            2,955             388
Hartford Financial Services Group, Inc. (The)              2,551              56
HCP, Inc.                                                  1,687              54
Health Care REIT, Inc.                                       701              30
Host Hotels & Resorts, Inc.                                3,778              51
Hudson City Bancorp, Inc.                                  2,720              33
Huntington Bancshares, Inc.                                4,113              23
IntercontinentalExchange, Inc.(2)                            424              48
Invesco Ltd.                                               2,681              45
Janus Capital Group, Inc.                                  1,054               9
JPMorgan Chase & Co.                                      22,836             836
KeyCorp                                                    5,047              39
Kimco Realty Corp.                                         2,328              31
Legg Mason, Inc.                                             945              27
Leucadia National Corp.(2)                                 1,089              21
Lincoln National Corp.                                     1,736              42
Loews Corp.                                                2,017              67
M&T Bank Corp.                                               477              41
Marsh & McLennan Cos., Inc.                                3,107              70
Marshall & Ilsley Corp.                                    3,027              22
MetLife, Inc.                                              4,708             178
Moody's Corp.                                              1,129              23
Morgan Stanley                                             8,025             186

                                                       SHARES          VALUE
                                                   -------------   -------------
FINANCIALS--CONTINUED
NASDAQ OMX Group, Inc. (The)(2)                              836   $          15
Northern Trust Corp.                                       1,388              65
NYSE Euronext, Inc.                                        1,498              41
People's United Financial, Inc.                            2,180              29
Plum Creek Timber Co., Inc.                                  935              32
PNC Financial Services Group, Inc.                         3,014             170
Principal Financial Group, Inc.                            1,835              43
Progressive Corp. (The)                                    3,849              72
ProLogis                                                   2,748              28
Prudential Financial, Inc.                                 2,674             144
Public Storage                                               779              68
Regions Financial Corp.                                    6,846              45
Simon Property Group, Inc.                                 1,679             136
SLM Corp.(2)                                               2,789              29
State Street Corp.                                         2,880              97
SunTrust Banks, Inc.                                       2,870              67
T. Rowe Price Group, Inc.                                  1,493              66
Torchmark Corp.                                              473              23
Travelers Cos., Inc. (The)                                 2,844             140
U.S. Bancorp                                              11,005             246
Unum Group                                                 1,903              41
Ventas, Inc.                                                 900              42
Vornado Realty Trust                                         908              66
Wells Fargo & Co.                                         29,914             766
XL Capital Ltd. Class A                                    1,946              31
Zions Bancorp                                                938              20
                                                                   -------------
                                                                           8,728
                                                                   -------------
HEALTH CARE--12.0%
Abbott Laboratories                                        8,862             415
Aetna, Inc.                                                2,438              64
Allergan, Inc.                                             1,760             103
AmerisourceBergen Corp.                                    1,621              51
Amgen, Inc.(2)                                             5,500             289
Bard (C.R.), Inc.                                            545              42
Baxter International, Inc.                                 3,424             139
Becton, Dickinson & Co.                                    1,339              91
Biogen Idec, Inc.(2)                                       1,532              73
Boston Scientific Corp.(2)                                 8,706              50
Bristol-Myers Squibb Co.                                   9,873             246
Cardinal Health, Inc.                                      2,071              70
CareFusion Corp.(2)                                        1,020              23
Celgene Corp.(2)                                           2,645             134
Cephalon, Inc.(2)                                            438              25
Cerner Corp.(2)                                              391              30
CIGNA Corp.                                                1,588              49
Coventry Health Care, Inc.(2)                                849              15
DaVita, Inc.(2)                                              596              37
DENTSPLY International, Inc.                                 840              25
Eli Lilly & Co.                                            5,826             195
Express Scripts, Inc.(2)                                   3,146             148
Forest Laboratories, Inc.(2)                               1,735              48
Genzyme Corp.(2)                                           1,531              78
Gilead Sciences, Inc.(2)                                   5,108             175
Hospira, Inc.(2)                                             952              55
Humana, Inc.(2)                                              976              45
Intuitive Surgical, Inc.(2)                                  224              71
Johnson & Johnson                                         15,835             935
King Pharmaceuticals, Inc.(2)                              1,432              11
Laboratory Corp. of America Holdings(2)                      596              45

                                                       SHARES          VALUE
                                                   -------------   -------------
HEALTH CARE--CONTINUED
Life Technologies Corp.(2)                                 1,048   $          50
McKesson Corp.                                             1,557             105
Medco Health Solutions, Inc.(2)                            2,622             144
Medtronic, Inc.                                            6,324             229
Merck & Co., Inc.                                         17,903             626
Millipore Corp.(2)                                           321              34
Mylan, Inc.(2)                                             1,775              30
Patterson Cos., Inc.                                         535              15
PerkinElmer, Inc.                                            676              14
Pfizer, Inc.                                              46,312             660
Quest Diagnostics, Inc.                                      867              43
St. Jude Medical, Inc.(2)                                  1,875              68
Stryker Corp.                                              1,616              81
Tenet Healthcare Corp.(2)                                  2,501              11
Thermo Fisher Scientific, Inc.(2)                          2,355             116
UnitedHealth Group, Inc.                                   6,526             185
Varian Medical Systems, Inc.(2)                              709              37
Waters Corp.(2)                                              533              34
Watson Pharmaceuticals, Inc.(2)                              614              25
WellPoint, Inc.(2)                                         2,451             120
Zimmer Holdings, Inc.(2)                                   1,164              63
                                                                   -------------
                                                                           6,467
                                                                   -------------
INDUSTRIALS--10.3%
3M Co.                                                     4,093             323
Avery Dennison Corp.                                         633              20
Boeing Co. (The)                                           4,357             273
Caterpillar, Inc.                                          3,595             216
Cintas Corp.                                                 754              18
CSX Corp.                                                  2,234             111
Cummins, Inc.                                              1,151              75
Danaher Corp.                                              3,019             112
Deere & Co.                                                2,438             136
Donnelley (R.R.) & Sons Co.                                1,184              19
Dover Corp.                                                1,071              45
Dun & Bradstreet Corp.                                       289              19
Eaton Corp.                                                  961              63
Emerson Electric Co.                                       4,323             189
Equifax, Inc.                                                726              20
Expeditors International of Washington, Inc.               1,221              42
Fastenal Co.                                                 753              38
FedEx Corp.                                                1,797             126
First Solar, Inc.(2)                                         279              32
Flowserve Corp.                                              318              27
Fluor Corp.                                                1,025              44
General Dynamics Corp.                                     2,213             130
General Electric Co.(9)                                   61,301             884
Goodrich Corp.                                               718              48
Grainger (W.W.), Inc.                                        355              35
Honeywell International, Inc.                              4,398             172
Illinois Tool Works, Inc.                                  2,220              92
Iron Mountain, Inc.                                        1,038              23
ITT Corp.                                                  1,053              47
Jacobs Engineering Group, Inc.(2)                            717              26
L-3 Communications Holdings, Inc.                            664              47
Lockheed Martin Corp.                                      1,788             133
Masco Corp.                                                2,058              22
Norfolk Southern Corp.                                     2,123             113
Northrop Grumman Corp.                                     1,728              94
PACCAR, Inc.                                               2,094              83

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIALS--CONTINUED
Pall Corp.                                                   684   $          24
Parker Hannifin Corp.                                        924              51
Pitney Bowes, Inc.                                         1,191              26
Precision Castparts Corp.                                    816              84
Quanta Services, Inc.(2)                                   1,210              25
Raytheon Co.                                               2,186             106
Republic Services, Inc.                                    1,862              55
Robert Half International, Inc.                              861              20
Robinson (C.H.) Worldwide, Inc.                              952              53
Rockwell Automation, Inc.                                    818              40
Rockwell Collins, Inc.                                       903              48
Roper Industries, Inc.                                       538              30
Ryder System, Inc.                                           304              12
Snap-On, Inc.                                                331              14
Southwest Airlines Co.                                     4,273              47
Stericycle, Inc.(2)                                          485              32
Textron, Inc.                                              1,568              27
Union Pacific Corp.                                        2,905             202
United Parcel Service, Inc. Class B                        5,687             324
United Technologies Corp.                                  5,358             348
Waste Management, Inc.                                     2,773              87
                                                                   -------------
                                                                           5,552
                                                                   -------------
INFORMATION TECHNOLOGY--18.6%
Adobe Systems, Inc.(2)                                     3,022              80
Advanced Micro Devices, Inc.(2)                            3,247              24
Agilent Technologies, Inc.(2)                              1,997              57
Akamai Technologies, Inc.(2)                                 987              40
Altera Corp.                                               1,741              43
Amphenol Corp. Class A                                       996              39
Analog Devices, Inc.                                       1,710              48
Apple, Inc.(2)                                             5,223           1,314
Applied Materials, Inc.                                    7,711              93
Autodesk, Inc.(2)                                          1,317              32
Automatic Data Processing, Inc.                            2,887             116
BMC Software, Inc.(2)                                      1,041              36
Broadcom Corp. Class A                                     2,478              82
CA, Inc.                                                   2,241              41
Cisco Systems, Inc.(2)                                    32,791             699
Citrix Systems, Inc.(2)                                    1,066              45
Cognizant Technology Solutions Corp. Class A(2)            1,718              86
Computer Sciences Corp.                                      885              40
Compuware Corp.(2)                                         1,291              10
Corning, Inc.                                              8,961             145
Dell, Inc.(2)                                              9,893             119
eBay, Inc.(2)                                              6,528             128
Electronic Arts, Inc.(2)                                   1,881              27
EMC Corp.(2)                                              11,802             216
Fidelity National Information Services, Inc.               1,917              51
Fiserv, Inc.(2)                                              875              40
FLIR Systems, Inc.(2)                                        880              26
Google, Inc. Class A(2)                                    1,389             618
Harris Corp.                                                 745              31
Hewlett-Packard Co.                                       13,403             580
Intel Corp.                                               31,946             621
International Business Machines Corp.                      7,362             909
Intuit, Inc.(2)                                            1,802              63

                                                       SHARES          VALUE
                                                   -------------   -------------
INFORMATION TECHNOLOGY--CONTINUED
Jabil Circuit, Inc.                                        1,112   $          15
JDS Uniphase Corp.(2)                                      1,288              13
Juniper Networks, Inc.(2)                                  3,020              69
KLA-Tencor Corp.                                             975              27
Lexmark International, Inc. Class A(2)                       450              15
Linear Technology Corp.                                    1,286              36
LSI Corp.(2)                                               3,752              17
MasterCard, Inc. Class A                                     555             111
McAfee, Inc.(2)                                              895              27
MEMC Electronic Materials, Inc.(2)                         1,305              13
Microchip Technology, Inc.                                 1,064              30
Micron Technology, Inc.(2)                                 4,904              42
Microsoft Corp.                                           43,777           1,007
Molex, Inc.                                                  784              14
Monster Worldwide, Inc.(2)                                   723               8
Motorola, Inc.(2)                                         13,343              87
National Semiconductor Corp.                               1,366              18
NetApp, Inc.(2)                                            1,978              74
Novell, Inc.(2)                                            2,008              11
Novellus Systems, Inc.(2)                                    551              14
NVIDIA Corp.(2)                                            3,270              33
Oracle Corp.                                              22,478             482
Paychex, Inc.                                              1,846              48
QLogic Corp.(2)                                              640              11
QUALCOMM, Inc.                                             9,418             309
Red Hat, Inc.(2)                                           1,082              31
SAIC, Inc.(2)                                              1,679              28
Salesforce.com, Inc.(2)                                      649              56
SanDisk Corp.(2)                                           1,320              56
Symantec Corp.(2)                                          4,586              64
Tellabs, Inc.                                              2,211              14
Teradata Corp.(2)                                            972              30
Teradyne, Inc.(2)                                          1,034              10
Texas Instruments, Inc.                                    7,017             163
Total System Services, Inc.                                1,133              15
VeriSign, Inc.(2)                                          1,047              28
Visa, Inc. Class A                                         2,597             184
Western Digital Corp.(2)                                   1,315              40
Western Union Co. (The)                                    3,858              58
Xerox Corp.                                                7,917              64
Xilinx, Inc.                                               1,557              39
Yahoo!, Inc.(2)                                            6,759              93
                                                                   -------------
                                                                          10,003
                                                                   -------------
MATERIALS--3.3%
Air Products & Chemicals, Inc.                             1,218              79
Airgas, Inc.                                                 479              30
AK Steel Holding Corp.                                       630               7
Alcoa, Inc.                                                5,862              59
Allegheny Technologies, Inc.                                 565              25
Ball Corp.                                                   529              28
Bemis Co., Inc.                                              625              17
CF Industries Holdings, Inc.                                 407              26
Cliffs Natural Resources, Inc.                               777              37
Dow Chemical Co. (The)                                     6,630             157
Du Pont (E.I.) de Nemours & Co.                            5,201             180
Eastman Chemical Co.                                         415              22
Ecolab, Inc.                                               1,339              60

                                                       SHARES          VALUE
                                                   -------------   -------------
MATERIALS--CONTINUED
FMC Corp.                                                    417   $          24
Freeport-McMoRan Copper & Gold, Inc.                       2,707             160
International Flavors & Fragrances, Inc.                     456              19
International Paper Co.                                    2,505              57
MeadWestvaco Corp.                                         1,001              22
Monsanto Co.                                               3,132             145
Newmont Mining Corp.                                       2,816             174
Nucor Corp.                                                1,808              69
Owens-Illinois, Inc.(2)                                      946              25
Pactiv Corp.(2)                                              762              21
PPG Industries, Inc.                                         954              58
Praxair, Inc.                                              1,756             133
Sealed Air Corp.                                             915              18
Sigma-Aldrich Corp.                                          696              35
Titanium Metals Corp.(2)                                     484               9
United States Steel Corp.                                    822              32
Vulcan Materials Co.                                         732              32
Weyerhaeuser Co.                                           1,228              43
                                                                   -------------
                                                                           1,803
                                                                   -------------
TELECOMMUNICATION SERVICES--3.0%
American Tower Corp. Class A(2)                            2,315             103
AT&T, Inc.                                                33,927             821
CenturyLink, Inc.                                          1,724              57
Frontier Communications Corp.                              1,792              13
MetroPCS Communications, Inc.(2)                           1,500              12
Qwest Communications International, Inc.                   8,573              45
Sprint Nextel Corp.(2)                                    17,116              73
Verizon Communications, Inc.                              16,229             455
Windstream Corp.                                           2,773              29
                                                                   -------------
                                                                           1,608
                                                                   -------------
UTILITIES--3.6%
AES Corp. (The)(2)                                         3,835              35
Allegheny Energy, Inc.                                       973              20
Ameren Corp.                                               1,367              33
American Electric Power Co., Inc.                          2,736              88
CenterPoint Energy, Inc.                                   2,390              31
CMS Energy Corp.                                           1,319              19
Consolidated Edison, Inc.                                  1,618              70
Constellation Energy Group, Inc.                           1,157              37
Dominion Resources, Inc.                                   3,422             133
DTE Energy Co.                                               966              44
Duke Energy Corp.                                          7,538             121
Edison International                                       1,870              59
Entergy Corp.                                              1,086              78
EQT Corp.                                                    825              30
Exelon Corp.                                               3,788             144
FirstEnergy Corp.                                          1,749              62
Integrys Energy Group, Inc.                                  442              19
NextEra Energy, Inc.                                       2,380             116
Nicor, Inc.                                                  259              10
NiSource, Inc.                                             1,592              23
Northeast Utilities                                        1,010              26
NRG Energy, Inc.(2)                                        1,465              31

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
UTILITIES--CONTINUED
ONEOK, Inc.                                                  610   $          26
Pepco Holdings, Inc.                                       1,281              20
PG&E Corp.                                                 2,137              88
Pinnacle West Capital Corp.                                  622              23
PPL Corp.                                                  2,689              67
Progress Energy, Inc.                                      1,648              65
Public Service Enterprise Group, Inc.                      2,904              91
SCANA Corp.                                                  650              23
Sempra Energy                                              1,420              66
Southern Co. (The)                                         4,733             157
TECO Energy, Inc.                                          1,227              19
Wisconsin Energy Corp.                                       675              34
Xcel Energy, Inc.                                          2,637              54
                                                                   -------------
                                                                           1,962
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $48,512)                                                 53,493
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $48,512)                                                 53,493
                                                                   -------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day effective
   yield 0.130%)                                         365,635             366
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $366)                                                       366
                                                                   -------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $48,878)                                                 53,859(1)
                                                                   -------------
Other Assets and Liabilities--0.0%                                             9
                                                                   -------------
NET ASSETS--100.0%                                                 $      53,868
                                                                   =============

ABBREVIATION:

REIT Real Estate Investment Trust

At June 30, 2010, the Series had entered into futures contracts as follows:

                                                 Value of      Market      Unrealized
                                   Number of    Contracts     Value of    Appreciation
                 Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                 ---------------   ---------   -----------   ---------   --------------
S&P 500 E-Mini    September 2010       8          $428          $411         $(17)
                                                                             ====

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                               Total Value at     Level 1 -
                                June 30, 2010   Quoted Prices
                               --------------   -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                   $53,493         $53,493
   Short-Term Investments              366             366
                                   -------         -------
      Total                        $53,859         $53,859
                                   =======         =======
Other Financial Instruments*
Futures Contracts                  $  (17)         $   (17)

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

* Other financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the investment.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--98.2%
CONSUMER DISCRETIONARY--8.4%
AutoZone, Inc.(2)                                          8,000   $       1,546
Best Buy Co., Inc.                                        40,000           1,354
Comcast Corp. Class A                                    102,000           1,772
McDonald's Corp.                                          22,000           1,449
                                                                   -------------
                                                                           6,121
                                                                   -------------
CONSUMER STAPLES--6.3%
Altria Group, Inc.                                        80,000           1,603
Clorox Co. (The)                                          24,000           1,492
PepsiCo, Inc.                                             24,000           1,463
                                                                   -------------
                                                                           4,558
                                                                   -------------
ENERGY--18.3%
Chesapeake Energy Corp.                                   73,000           1,529
Chevron Corp.                                             23,000           1,561
ConocoPhillips                                            31,000           1,522
El Paso Corp.                                            128,000           1,422
Halliburton Co.                                           58,000           1,424
Massey Energy Co.                                         42,000           1,149
Occidental Petroleum Corp.                                23,000           1,774
Petroleo Brasileiro SA ADR                                42,000           1,441
Williams Cos., Inc. (The)                                 81,000           1,481
                                                                   -------------
                                                                          13,303
                                                                   -------------
FINANCIALS--6.5%
Citigroup, Inc.(2)                                       406,000           1,526
Goldman Sachs Group, Inc. (The)                           11,000           1,444
Hudson City Bancorp, Inc.                                145,000           1,775
                                                                   -------------
                                                                           4,745
                                                                   -------------
HEALTH CARE--8.6%
Biogen Idec, Inc.(2)                                      34,000           1,613
Gilead Sciences, Inc.(2)                                  40,000           1,371
Johnson & Johnson                                         29,000           1,713
UnitedHealth Group, Inc.                                  55,000           1,562
                                                                   -------------
                                                                           6,259
                                                                   -------------
INDUSTRIALS--13.6%
Alaska Air Group, Inc.(2)                                 33,000           1,483
Caterpillar, Inc.                                         24,000           1,442
Continental Airlines, Inc. Class B(2)                     64,000           1,408
DryShips, Inc.(2)                                        306,000           1,093
Foster Wheeler AG(2)                                      65,000           1,369
L-3 Communications Holdings, Inc.                         20,000           1,417
Union Pacific Corp.                                       24,000           1,668
                                                                   -------------
                                                                           9,880
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
INFORMATION TECHNOLOGY--19.6%
Amkor Technology, Inc.(2)                                241,000   $       1,328
Cisco Systems, Inc.(2)                                    70,000           1,492
Corning, Inc.                                             87,000           1,405
Hewlett-Packard Co.                                       38,000           1,645
Intel Corp.                                               81,000           1,575
International Business Machines Corp.                     13,000           1,605
Microsoft Corp.                                           61,000           1,404
Nokia Oyj Sponsored ADR                                  133,700           1,090
QUALCOMM, Inc.                                            41,700           1,369
Research In Motion Ltd.(2)                                27,000           1,330
                                                                   -------------
                                                                          14,243
                                                                   -------------
MATERIALS--10.2%
Alcoa, Inc.                                              138,000           1,388
Du Pont (E.I.) de Nemours & Co.                           42,000           1,453
Freeport-McMoRan Copper & Gold, Inc.                      24,000           1,419
Nucor Corp.                                               40,000           1,531
Potash Corp. of Saskatchewan, Inc.                        19,000           1,639
                                                                   -------------
                                                                           7,430
                                                                   -------------
TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                                71,000           1,718
Verizon Communications, Inc.                              61,000           1,709
                                                                   -------------
                                                                           3,427
                                                                   -------------
UTILITIES--2.0%
Exelon Corp.                                              38,000           1,443
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $67,125)                                                 71,409
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--98.2%
(IDENTIFIED COST $67,125)                                                 71,409
                                                                   -------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             586,373             586
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $586)                                                       586
                                                                   -------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $67,711)                                                 71,995(1)
                                                                   -------------
Other assets and liabilities, net--1.0%                                      712
                                                                   -------------
NET ASSETS--100.0%                                                 $      72,707
                                                                   =============

ABBREVIATION:

ADR American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10+

United States    89%
Canada            4
Bermuda           2
Brazil            2
Greece            2
Finland           1
                ---
Total           100%
                ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $71,409       $71,409
   Short-Term Investments           586           586
                                -------       -------
      Total                     $71,995       $71,995
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                         PHOENIX MID-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--18.8%
Abercrombie & Fitch Co. Class A                            7,500   $         230
Bed Bath & Beyond, Inc.(2)                                12,300             456
Coach, Inc.                                               11,000             402
Crew (J.) Group, Inc.(2)                                  12,250             451
DeVry, Inc.                                                8,900             467
Dick's Sporting Goods, Inc.(2)                             7,500             187
Discovery Communications, Inc. Class A(2)                 10,000             357
Dollar Tree, Inc.(2)                                      14,250             593
Gentex Corp.                                              12,000             216
Hasbro, Inc.                                               6,250             257
Hyatt Hotels Corp. Class A(2)                              7,500             278
Nordstrom, Inc.                                           13,700             441
Polo Ralph Lauren Corp.                                    2,500             182
Ross Stores, Inc.                                         12,000             640
Royal Caribbean Cruises Ltd.(2)                           12,000             273
Scripps Networks Interactive, Inc. Class A                 7,750             313
Stanley Black & Decker, Inc.                               6,500             328
Strayer Education, Inc.                                    2,800             582
Urban Outfitters, Inc.(2)                                 21,000             722
Williams-Sonoma, Inc.                                     14,200             353
WMS Industries, Inc.(2)                                   21,000             824
                                                                   -------------
                                                                           8,552
                                                                   -------------
CONSUMER STAPLES--2.4%
Church & Dwight Co., Inc.                                  7,700             483
Mead Johnson Nutrition Co. Class A                        12,300             616
                                                                   -------------
                                                                           1,099
                                                                   -------------
ENERGY--6.4%
CARBO Ceramics, Inc.                                       9,000             650
Concho Resources, Inc.(2)                                 15,000             830
Core Laboratories N.V.                                     4,400             649
Range Resources Corp.                                     10,000             402
Whiting Petroleum Corp.(2)                                 5,000             392
                                                                   -------------
                                                                           2,923
                                                                   -------------
FINANCIALS--5.0%
Affiliated Managers Group, Inc.(2)                         7,000             426
IntercontinentalExchange, Inc.(2)                          5,000             565
Jones Lang LaSalle, Inc.                                   7,500             492
MSCI, Inc. Class A(2)                                     18,000             493
SEI Investments Co.                                       15,000             306
                                                                   -------------
                                                                           2,282
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
HEALTH CARE--14.8%
Alexion Pharmaceuticals, Inc.(2)                          11,500   $         589
BioMarin Pharmaceutical, Inc.(2)                          12,500             237
Cerner Corp.(2)                                            6,500             493
Edwards Lifesciences Corp.(2)                             11,000             616
Express Scripts, Inc.(2)                                  17,000             799
HMS Holdings Corp.(2)                                     10,000             542
Human Genome Sciences, Inc.(2)                            12,500             283
Intuitive Surgical, Inc.(2)                                1,400             442
Life Technologies Corp.(2)                                 5,000             236
MedAssets, Inc.(2)                                        12,000             277
NuVasive, Inc.(2)                                         16,500             585
ResMed, Inc.(2)                                            5,000             304
Salix Pharmaceuticals Ltd.(2)                             11,500             449
Volcano Corp.(2)                                          19,000             415
Warner Chilcott plc Class A(2)                            10,000             229
Watson Pharmaceuticals, Inc.(2)                            5,600             227
                                                                   -------------
                                                                           6,723
                                                                   -------------
INDUSTRIALS--17.3%
Ametek, Inc.                                              12,000             482
Cummins, Inc.                                              6,500             423
Danaher Corp.                                             15,600             579
Fastenal Co.                                              15,000             753
Flowserve Corp.                                            4,000             339
Grainger (W.W.), Inc.                                      4,500             447
Hunt (J.B.) Transport Services, Inc.                      15,000             490
Pall Corp.                                                10,000             344
Precision Castparts Corp.                                  5,250             540
Robinson (C.H.) Worldwide, Inc.                           12,500             696
Rockwell Collins, Inc.                                     8,500             452
Roper Industries, Inc.                                     9,500             532
Sensata Technologies Holding N.V.(2)                      17,500             280
Stericycle, Inc.(2)                                       15,000             984
Verisk Analytics, Inc. Class A(2)                         16,500             493
                                                                   -------------
                                                                           7,834
                                                                   -------------
INFORMATION TECHNOLOGY--26.5%
Alliance Data Systems Corp.(2)                             5,500             327
Amphenol Corp. Class A                                    11,000             432
Analog Devices, Inc.                                      15,000             418
ANSYS, Inc.(2)                                            15,000             608
Avago Technologies Ltd.(2)                                26,000             548
Citrix Systems, Inc.(2)                                    7,500             317
Cognizant Technology Solutions Corp. Class A(2)           12,500             626

                                                       SHARES          VALUE
                                                   -------------   -------------
INFORMATION TECHNOLOGY--CONTINUED
Dolby Laboratories, Inc. Class A(2)                       11,000   $         690
Equinix, Inc.(2)                                           5,600             455
F5 Networks, Inc.(2)                                       8,000             548
Hewitt Associates, Inc. Class A(2)                         6,000             207
Informatica Corp.(2)                                      17,500             418
Juniper Networks, Inc.(2)                                 10,000             228
Marvell Technology Group Ltd.(2)                          28,300             446
Microchip Technology, Inc.                                19,000             527
MICROS Systems, Inc.(2)                                   11,000             351
National Instruments Corp.                                16,000             508
NetApp, Inc.(2)                                           12,500             466
Polycom, Inc.(2)                                          12,500             372
Rackspace Hosting, Inc.(2)                                10,000             183
Rovi Corp.(2)                                             15,000             569
Salesforce.com, Inc.(2)                                    4,750             408
Silicon Laboratories, Inc.(2)                             10,700             434
Solera Holdings, Inc.                                      8,000             290
Trimble Navigation Ltd.(2)                                18,500             518
Varian Semiconductor Equipment Associates,
   Inc.(2)                                                13,500             387
VistaPrint NV(2)                                          11,500             546
Western Digital Corp.(2)                                   7,000             211
                                                                   -------------
                                                                          12,038
                                                                   -------------
MATERIALS--2.3%
Cliffs Natural Resources, Inc.                             6,000             283
Nalco Holding Co.                                         14,000             287
Scotts Miracle-Gro Co. (The) Class A                       5,000             222
Sigma-Aldrich Corp.                                        5,000             249
                                                                   -------------
                                                                           1,041
                                                                   -------------
TELECOMMUNICATION SERVICES--4.4%
American Tower Corp. Class A(2)                           11,500             512
NII Holdings, Inc.(2)                                     13,500             439
SBA Communications Corp. Class A(2)                       30,200           1,027
                                                                   -------------
                                                                           1,978
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $37,835)                                                 44,470
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $37,835)                                                 44,470
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                         PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             437,026   $         437
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $437)                                                       437
                                                                   -------------
TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $38,272)                                                 44,907(1)
                                                                   -------------
Other assets and liabilities, net--1.1%                                      521
                                                                   -------------
NET ASSETS--100.0%                                                 $      45,428
                                                                   =============

COUNTRY WEIGHTINGS as of 6/30/10+

United States    93%
Netherlands       3
Bermuda           1
Ireland           1
Liberia           1
Singapore         1
                ---
Total           100%
                ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $44,470       $44,470
   Short-Term Investments           437           437
                                -------       -------
      Total                     $44,907       $44,907
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                       See Notes to Financial Statements

                          PHOENIX MID-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--99.6%
CONSUMER DISCRETIONARY--11.2%
BorgWarner, Inc.(2)                                       55,000   $       2,054
Gentex Corp.                                             113,700           2,044
Lear Corp.(2)                                             30,200           1,999
PetSmart, Inc.                                            36,600           1,104
Signet Jewelers Ltd.                                      69,200           1,903
Tupperware Brands Corp.                                   50,300           2,005
                                                                   -------------
                                                                          11,109
                                                                   -------------
CONSUMER STAPLES--6.9%
BJ's Wholesale Club, Inc.(2)                              53,400           1,977
Dr. Pepper Snapple Group, Inc.                            30,200           1,129
Molson Coors Brewing Co. Class B                          34,300           1,453
Smucker (J.M.) Co. (The)                                  37,600           2,264
                                                                   -------------
                                                                           6,823
                                                                   -------------
ENERGY--6.0%
Cabot Oil & Gas Corp.                                     65,900           2,064
Plains Exploration & Production Co.(2)                    99,000           2,040
Rowan Cos., Inc.(2)                                       85,800           1,883
                                                                   -------------
                                                                           5,987
                                                                   -------------
FINANCIALS--23.5%
Aspen Insurance Holdings Ltd.                             82,200           2,034
AXIS Capital Holdings Ltd.                                69,400           2,062
Commerce Bancshares, Inc.                                 59,640           2,146
East West Bancorp, Inc.                                  130,800           1,995
Eaton Vance Corp.                                         69,600           1,922
Equity Lifestyle Properties, Inc.                         21,200           1,022
First Niagara Financial Group, Inc.                       84,500           1,059
HCC Insurance Holdings, Inc.                              81,900           2,028
Healthcare Realty Trust, Inc.                             55,600           1,221
Hudson City Bancorp, Inc.                                166,000           2,032
Lazard Ltd. Class A                                       67,000           1,790
Nara Bancorp, Inc.(2)                                     50,400             425
Safety Insurance Group, Inc.                              28,800           1,066
Transatlantic Holdings, Inc.                              22,600           1,084
Willis Group Holdings plc                                 52,500           1,578
                                                                   -------------
                                                                          23,464
                                                                   -------------
HEALTH CARE--9.8%
Beckman Coulter, Inc.                                      8,400             506
CONMED Corp.(2)                                           49,100             915
DENTSPLY International, Inc.                              61,900           1,851

                                                       SHARES          VALUE
                                                   -------------   -------------
HEALTH CARE--CONTINUED
Laboratory Corp. of America Holdings(2)                   29,100   $       2,193
Natus Medical, Inc.(2)                                    40,300             656
Talecris Biotherapeutics Holdings Corp.(2)                78,300           1,652
Universal Health Services, Inc. Class B                   51,600           1,969
                                                                   -------------
                                                                           9,742
                                                                   -------------
INDUSTRIALS--11.9%
AGCO Corp.(2)                                             69,800           1,882
Alexander & Baldwin, Inc.                                 67,700           2,016
Alliant Techsystems, Inc.(2)                              29,200           1,812
Gardner Denver, Inc.                                      46,100           2,056
Navistar International Corp.(2)                           41,400           2,037
URS Corp.(2)                                              52,000           2,046
                                                                   -------------
                                                                          11,849
                                                                   -------------
INFORMATION TECHNOLOGY--13.5%
Altera Corp.                                              47,400           1,176
Amphenol Corp. Class A                                    29,700           1,167
CACI International, Inc. Class A(2)                       46,500           1,975
CommScope, Inc.(2)                                        76,800           1,826
McAfee, Inc.(2)                                           68,700           2,110
Quest Software, Inc.(2)                                  108,800           1,963
STEC, Inc.(2)                                            134,500           1,689
Western Digital Corp.(2)                                  50,900           1,535
                                                                   -------------
                                                                          13,441
                                                                   -------------
MATERIALS--11.5%
Airgas, Inc.                                              35,400           2,202
Albemarle Corp.                                           53,300           2,117
Aptargroup, Inc.                                          54,000           2,042
Cliffs Natural Resources, Inc.                            21,400           1,009
Eastman Chemical Co.                                      35,200           1,878
Packaging Corp. of America                                50,000           1,101
Temple-Inland, Inc.                                       55,000           1,137
                                                                   -------------
                                                                          11,486
                                                                   -------------
UTILITIES--5.3%
DPL, Inc.                                                 83,700           2,000
DTE Energy Co.                                            23,800           1,086
Wisconsin Energy Corp.                                    43,300           2,197
                                                                   -------------
                                                                           5,283
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,975)                                                 99,184
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $88,975)                                                 99,184
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             428,850   $         429
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $429)                                                       429
                                                                   -------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $89,404)                                                 99,613(1)
                                                                   -------------
Other Assets and Liabilities--0.0%                                            41
                                                                   -------------
NET ASSETS--100.0%                                                 $      99,654
                                                                   =============

COUNTRY WEIGHTINGS as of 6/30/10+

United States     92%
Bermuda            6
United Kingdom     2
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $99,184       $99,184
   Short-Term Investments           429           429
                                -------       -------
      Total                     $99,613       $99,613
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
U.S. GOVERNMENT SECURITIES--1.9%
U.S. Treasury Bond
   3.500%, 5/15/20                               $     3,650       $       3,820
                                                                   -------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,754)                                                   3,820
                                                                   -------------
MUNICIPAL BONDS--1.2%
CALIFORNIA--0.8%
Alameda Corridor Transportation Authority
   Taxable Series 99-C, (NATL-RE Insured)
   6.600%, 10/1/29                                     1,750               1,641
                                                                   -------------
MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable
   Series 06-A,
   7.309%, 6/1/34                                        220                 169
                                                                   -------------
SOUTH DAKOTA--0.1%
Educational Enhancement Funding Corp.
   Taxable Series 02-A,
   6.720%, 6/1/25                                        191                 168
                                                                   -------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1,
   6.706%, 6/1/46                                        580                 392
                                                                   -------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,662)                                                   2,370
                                                                   -------------
FOREIGN GOVERNMENT SECURITIES--9.0%
Bolivarian Republic of Venezuela
   8.500%, 10/8/14                                       600                 463
   RegS 5.750%, 2/26/16(5)                               525                 331
   9.250%, 9/15/27                                       945                 640
   9.375%, 1/13/34                                       850                 531
Commonwealth of Australia
   Series 123,
   5.750%, 4/15/12                                       870 AUD             749
Commonwealth of Canada
   2.750%, 12/1/10                                     1,498 CAD           1,419
Federative Republic of Brazil
   10.250%, 1/10/28                                    4,410 BRL           2,477
Republic of Argentina
   PIK Interest Capitalization
   8.280%, 12/31/33                                    4,368               3,009
   Series GDP
   3.169%, 12/15/35(3)                                 5,490                 446
Republic of Colombia
   12.000%, 10/22/15                                 985,000 COP             668
   6.125%, 1/18/41                                     1,000               1,017
Republic of Indonesia Series FR-23,
   11.000%, 12/15/12                               2,790,000 IDR             335
   Series FR-30,
   10.750%, 5/15/16                                5,250,000 IDR             659
Republic of Korea Series 1112,
   4.750%, 12/10/11                                1,700,000 KRW           1,416
Republic of Lithuania 144A
   7.375%, 2/11/20 (4)                                   350                 371
Republic of South Africa Series R-201
   8.750%, 12/21/14                                    4,525 ZAR             608

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
Republic of Turkey
   0.000%, 2/2/11                                      1,765 TRY   $       1,064
   6.750%, 5/30/40                               $       625                 630
Republic of Ukraine
   RegS 6.580%, 11/21/16(5)                              240                 225
   144A 6.580%, 11/21/16(4)                              750                 696
                                                                   -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $15,944)                                                 17,754
                                                                   -------------
MORTGAGE-BACKED SECURITIES--13.6%
NON-AGENCY--13.6%
   American Tower Trust 07-1A,
   C 144A
   5.615%, 4/15/37 (4)                                   500                 526
Bear Stearns Commercial Mortgage Securities,
   Inc.
   06-PW12, A4
   5.907%, 9/11/38(3)                                  1,545               1,658
   06-PW14, A4
   5.201%, 12/11/38                                      650                 665
   05-PW10, A4
   5.405%, 12/11/40                                    1,750               1,840
   07-T28, A4
   5.742%, 9/11/42                                       700                 731
   05-T20, A4A
   5.297%, 10/12/42(3)                                   475                 508
   07-PW18, AM
   6.084%, 6/11/50                                     1,475               1,284
Citigroup-Deutsche Bank Commercial Mortgage
   Trust 07-CD4, A4
   5.322%, 12/11/49                                      725                 704
Credit Suisse Mortgage Capital Certificates
   06-C1, A3
   5.711%, 2/15/39 (3)                                 1,250               1,324
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38                                       450                 455
GMAC Commercial Mortgage Securities, Inc.
   04-C2, A3
   5.134%, 8/10/38                                       850                 881
GS Mortgage Securities Corp. II 07-GG10, A4
   5.999%, 8/10/45 (3)                                 1,090               1,072
JPMorgan Chase Commercial Mortgage Securities
   Corp.
   05-LDP5, AM
   5.402%, 12/15/44(3)                                   980                 942
   06-LDP7, AM
   6.064%, 4/15/45(3)                                    465                 408
   06-LDP7, A4
   6.064%, 4/15/45(3)                                    623                 664
   06-LDP9, A3
   5.336%, 5/15/47                                       850                 840
   07-LD12, A4
   5.882%, 2/15/51                                     1,000               1,003
Lehman Brothers-UBS Commercial Mortgage Trust
   06-C6, A4
   5.372%, 9/15/39                                       500                 517
   07-C2, H 144A
   6.192%, 2/15/40(4)                                  1,400                 158
   05-C3, AM
   4.794%, 7/15/40                                       600                 556

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
NON-AGENCY--CONTINUED
   07-C6, A4
   5.858%, 7/15/40                               $       300       $         298
   07-C7, A3
   5.866%, 9/15/45                                       600                 604
Lehman Brothers Commercial Conduit Mortgage
   Trust
   07-C3, A4
   6.150%, 7/15/44 (3)                                   400                 394
Merrill Lynch-Countrywide Commercial Mortgage
   Trust 06-4, A3
   5.172%, 12/12/49                                    1,100               1,086
Morgan Stanley Capital I
   05-HQ5, A3
   5.007%, 1/14/42                                       850                 875
   06-IQ12, A4
   5.332%, 12/15/43                                    1,300               1,331
   07-IQ14, A4
   5.692%, 4/15/49                                       880                 849
Residential Accredit Loans, Inc. 02-QS12, B1
   6.250%, 9/25/32                                       493                  94
Timberstar Trust 06-1A, A 144A
   5.668%, 10/15/36 (4)                                1,275               1,388
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4
   5.484%, 7/15/41(3)                                    825                 875
   07-C30, A5
   5.342%, 12/15/43                                      770                 701
   07-C33, A4
   6.099%, 2/15/51(3)                                  1,000                 982
Washington Mutual Mortgage Pass-Through
   Certificates 05-AR10, 1A2
   4.735%, 9/25/35 (3)                                   670                 584
                                                                   -------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,913)                                                 26,797
                                                                   -------------
ASSET-BACKED SECURITIES--2.6%
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980%, 1/15/18                                       727                 652
Carmax Auto Owner Trust
   07-2, B
   5.370%, 3/15/13                                       600                 617
Conseco Finance Securitizations Corp. 01-3, A4
   6.910%, 5/1/33                                      1,079               1,109
Dunkin Securitization/DB Master Finance LLC
   06-1, M1 144A
   8.285%, 6/20/31 (4)                                 1,100               1,007
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                                    15                  15
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                       550                 574
IHOP Franchising LLC 07-3A 144A
   7.059%, 12/20/37 (4)                                  700                 672
Popular ABS Mortgage Pass-Through Trust 05-5,
   AF3
   5.086%, 11/25/35 (3)                                  376                 364
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,969)                                                   5,010
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
CORPORATE BONDS--54.8%
CONSUMER DISCRETIONARY--4.4%
Advance Auto Parts, Inc.
   5.750%, 5/1/20                                $       195       $         199
American Axle & Manufacturing Holdings, Inc.
   144A
   9.250%, 1/15/17 (4)                                   300                 310
Ameristar Casinos, Inc.
   9.250%, 6/1/14                                         82                  86
Blockbuster, Inc. 144A
   11.750%, 10/1/14 (4)                                  637                 417
DigitalGlobe, Inc.
   10.500%, 5/1/14                                       100                 108
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc.
   6.375%, 6/15/15                                     1,000               1,035
DuPont Fabros Technology LP
   144A 8.500%, 12/15/17 (4)                             550                 566
Eastman Kodak Co.
   7.250%, 11/15/13                                       54                  53
Ford Motor Credit Co. LLC
   8.000%, 6/1/14                                        635                 656
Harrah's Operating Co., Inc. 144A
   12.750%, 4/15/18 (4)                                   80                  77
International Game Technology
   7.500%, 6/15/19                                       140                 163
   5.500%, 6/15/20                                       125                 129
Landry's Restaurants, Inc.
   144A 11.625%, 12/1/15(4)                               80                  83
   11.625%, 12/1/15                                      466                 485
Mediacom LLC/Mediacom
   Capital Corp.
   9.125%, 8/15/19                                       250                 243
MGM Resorts International, Inc.
   144A 10.375%, 5/15/14(4)                              275                 300
   7.625%, 1/15/17                                       350                 276
Mobile Mini, Inc.
   6.875%, 5/1/15                                        250                 233
Pokagon Gaming Authority 144A
   10.375%, 6/15/14 (4)                                  117                 122
QVC, Inc. 144A
   7.500%, 10/1/19 (4)                                   280                 277
Royal Caribbean Cruises Ltd.
   6.875%, 12/1/13                                     1,250               1,222
Scientific Games International, Inc.
   9.250%, 6/15/19                                       230                 236
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock
   International LLC 144A
   3.037%, 3/15/14 (3)(4)                                125                 107
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                                         20                  20
Toys R US Property Co.,
   LLC 144A
   8.500%, 12/1/17 (4)                                   400                 412
TRW Automotive, Inc. 144A
   8.875%, 12/1/17 (4)                                    80                  83
Videotron Ltee
   6.375%, 12/15/15                                      300                 299
   9.125%, 4/15/18                                        83                  90
Wyndham Worldwide Corp.
   7.375%, 3/1/20                                        395                 406
                                                                   -------------
                                                                           8,693
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
CONSUMER STAPLES--2.3%
BAT International Finance plc
   144A 9.500%, 11/15/18 (4)                     $       180       $         236
BFF International Ltd. 144A
   7.250%, 1/28/20 (4)                                   100                 103
Bunge Ltd. Finance Corp.
   8.500%, 6/15/19                                       250                 299
Constellation Brands, Inc.
   8.375%, 12/15/14                                      280                 300
Dean Holding Co.
   6.900%, 10/15/17                                       50                  46
Michael Foods, Inc. 144A
   9.750%, 7/15/18 (4)                                   225                 232
Reynolds American, Inc.
   7.300%, 7/15/15                                       750                 843
   7.625%, 6/1/16                                        600                 680
SABMiller plc 144A
   6.625%, 8/15/33 (4)                                    75                  82
Tyson Foods, Inc.
   10.500%, 3/1/14                                        60                  70
   7.850%, 4/1/16                                        325                 355
UST, Inc. 5.750%, 3/1/18                                 500                 520
Yankee Acquisition Corp. Series B,
   9.750%, 2/15/17                                       815                 833
                                                                   -------------
                                                                           4,599
                                                                   -------------
ENERGY--5.9%
Antero Resources Finance Corp. 144A
   9.375%, 12/1/17 (4)                                   250                 251
Cloud Peak Energy Resources LLC/Cloud Peak
   Energy Finance Corp. 144A
   8.250%, 12/15/17 (4)                                   80                  80
Coffeyville Resources LLC/Coffeyville Finance,
   Inc. 144A
   10.875%, 4/1/17 (4)                                   500                 490
Denbury Resources, Inc.
   7.500%, 12/15/15                                      930                 944
Expro Finance Luxembourg
   SCA 144A
   8.500%, 12/15/16 (4)                                  630                 605
Gazprom International SA 144A
   7.201%, 2/1/20 (4)                                    638                 659
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                            1,530               1,543
   144A 8.146%, 4/11/18(4)                               145                 158
   144A 6.510%, 3/7/22(4)                                520                 501
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                   400                 370
Kern River Funding Corp. 144A
   4.893%, 4/30/18 (4)                                    64                  66
NuStar PipeLine Operating Partnership LP
   5.875%, 6/1/13                                        125                 134
OPTI Canada, Inc.
   7.875%, 12/15/14                                      400                 350
Petrohawk Energy Corp.
   10.500%, 8/1/14                                       875                 945
Petroleos de Venezuela SA
   5.250%, 4/12/17                                     1,500                 806

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
ENERGY--CONTINUED
Pioneer Drilling Co. 144A
   9.875%, 3/15/18 (4)                           $       110       $         108
Pride International, Inc.
   8.500%, 6/15/19                                       525                 545
Swift Energy Co.
   8.875%, 1/15/20                                       500                 495
TengizChevroil Finance Co.
   S.A.R.L. 144A
   6.124%, 11/15/14 (4)                                  643                 663
Valero Energy Corp.
   4.500%, 2/1/15                                         75                  77
Venoco, Inc.
   11.500%, 10/1/17                                      400                 410
Weatherford International Ltd.
   9.625%, 3/1/19                                        567                 683
Western Refining, Inc. 144A
   11.250%, 6/15/17 (4)                                  900                 824
                                                                   -------------
                                                                          11,707
                                                                   -------------
FINANCIALS--26.7%
ABH Financial Ltd.
   (Alfa Markets Ltd.) 144A
   8.200%, 6/25/12 (4)                                   250                 257
AFLAC, Inc.
   8.500%, 5/15/19                                       350                 421
Agile Property Holdings Ltd. 144A
   10.000%, 11/14/16 (4)                                 100                 103
Alfa Invest Ltd. 144A
   9.250%, 6/24/13 (4)                                   575                 601
Allstate Corp.
   6.125%, 5/15/37(3)                                  1,250               1,102
American General Finance Corp.
   5.400%, 12/1/15                                       650                 509
Americo Life, Inc. 144A
   7.875%, 5/1/13 (4)                                    200                 196
AmSouth Bank N.A.
   4.850%, 4/1/13                                        600                 594
Assurant, Inc.
   5.625%, 2/15/14                                       520                 549
   6.750%, 2/15/34                                        75                  73
Atlantic Finance Ltd. 144A
   9.750%, 5/27/14 (4)                                   650                 695
BAC Capital Trust XI
   6.625%, 5/23/36                                       525                 487
Banco do Brasil SA 144A
   8.500%, 10/29/49 (4)                                  200                 221
Banco Santander Brasil SA/Brazil 144A
   4.500%, 4/6/15 (4)                                    300                 296
Bank of America Corp.
   5.420%, 3/15/17                                       600                 598
   8.000%, 12/29/49(3)                                   625                 604
Barclays Bank plc
   144A 6.050%, 12/4/17(3)(4)                            435                 439
   144A 5.926%, 9/29/49(3)(4)                            500                 408
BBVA International Preferred SA Unipersonal
   5.919%, 12/31/49(3)                                   300                 218
Bear Stearns Cos., Inc. LLC (The)
   7.250%, 2/1/18                                      1,250               1,460
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                        75                  78

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (4)                           $       340       $         351
Capital One Capital VI
   8.875%, 5/15/40                                       400                 417
Capital One Financial Corp.
   6.150%, 9/1/16                                        500                 529
Chubb Corp.
   6.375%, 3/29/67(3)                                  1,250               1,200
CIT Group, Inc.
   7.000%, 5/1/13                                        500                 481
Citigroup, Inc.
   4.875%, 5/7/15                                      1,975               1,958
Comerica Capital Trust II
   6.576%, 2/20/37(3)                                    610                 512
Discover Bank
   7.000%, 4/15/20                                       550                 555
Farmers Insurance Exchange 144A
   8.625%, 5/1/24 (4)                                     75                  84
Fibria Overseas Finance Ltd. 144A
   7.500%, 5/4/20 (4)                                    500                 510
Fidelity National Financial, Inc.
   6.600%, 5/15/17                                       600                 598
Fifth Third Bancorp
   4.500%, 6/1/18                                        500                 473
First Niagara Financial Group, Inc.
   6.750%, 3/19/20                                       375                 394
First Tennessee Bank N.A.
   5.050%, 1/15/15                                       350                 345
First Tennessee Capital I Series A,
   8.070%, 1/6/27                                        525                 480
Ford Motor Credit Co. LLC
   9.875%, 8/10/11                                       575                 605
   8.125%, 1/15/20                                       200                 204
Genworth Financial, Inc.
   5.750%, 6/15/14                                       375                 375
   6.515%, 5/22/18                                       400                 385
Glen Meadow Pass-Through Trust 144A
   6.505%, 2/12/67 (3)(4)                                840                 610
Glencore Funding LLC 144A
   6.000%, 4/15/14 (4)                                 1,150               1,150
GMAC LLC
   7.250%, 3/2/11                                        791                 808
   6.875%, 9/15/11                                       628                 640
   6.000%, 12/15/11                                      633                 639
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                       480                 499
   7.500%, 2/15/19                                       320                 358
   5.375%, 3/15/20                                       400                 395
HBOs plc 144A
   6.750%, 5/21/18 (4)                                   200                 187
Health Care REIT, Inc.
   5.875%, 5/15/15                                     1,775               1,913
Hertz Corp. (The)
   8.875%, 1/1/14                                        600                 610
   10.500%, 1/1/16                                       150                 156
Hudson United Bank
   7.000%, 5/15/12                                        80                  85
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15 (4)                               200                 214
ICICI Bank Ltd. 144A
   6.375%, 4/30/22 (3)(4)                                625                 575

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
International Lease Finance Corp.
   4.750%, 1/13/12                               $       300       $         285
Jefferies Group, Inc.
   5.500%, 3/15/16                                       225                 230
JPMorgan Chase & Co. Series 1,
   7.900%, 12/31/49 (3)                                  429                 442
Kazkommerts International BV RegS
   8.500%, 4/16/13(5)                                    500                 471
   8.000%, 11/3/15(5)                                  1,000                 910
KeyBank NA
   5.800%, 7/1/14                                        300                 320
Kimco Realty Corp.
   6.875%, 10/1/19                                       300                 334
Kingsway America, Inc.
   7.500%, 2/1/14                                        125                 105
LBG Capital No.1 plc 144A
   7.875%, 11/1/20 (4)                                   400                 322
Liberty Mutual Group, Inc.
   144A 5.750%, 3/15/14(4)                               200                 208
   144A 7.000%, 3/15/34(4)                               150                 142
Liberty Mutual Insurance Co. 144A
   8.500%, 5/15/25 (4)                                    25                  28
Lincoln National Corp.
   8.750%, 7/1/19                                        285                 349
   6.050%, 4/20/67(3)                                    325                 247
Lukoil International Finance BV 144A
   7.250%, 11/5/19 (4)                                   300                 309
Mack-Cali Realty LP
   5.125%, 2/15/14                                       700                 732
Markel Corp.
   6.800%, 2/15/13                                       175                 188
Morgan Stanley
   6.000%, 5/13/14                                       265                 281
   4.200%, 11/20/14                                      280                 276
   144A 10.090%, 5/3/17(4)                             1,000 BRL             518
New Communications Holdings, Inc. 144A
   7.875%, 4/15/15 (4)                                   295                 299
New York Life Insurance Co. 144A
   5.875%, 5/15/33 (4)                                   100                 105
NYMAGIC, Inc.
   6.500%, 3/15/14                                       150                 138
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                               610                 622
One Beacon U.S. Holdings
   5.875%, 5/15/13                                       175                 183
OneAmerica Financial Partners, Inc. 144A
   7.000%, 10/15/33 (4)                                  175                 160
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14 (4)                                    500                 437
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
   Corp. 144A
   9.250%, 4/1/15 (4)                                     75                  77
PNC Financial Services Group, Inc.
   8.250%, 5/29/49(3)                                    650                 667

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
PNC Funding Corp.
   5.625%, 2/1/17                                $       500       $         532
Principal Financial Group, Inc.
   8.875%, 5/15/19                                     1,150               1,410
Progressive Corp. (The)
   6.250%, 12/1/32                                        75                  81
ProLogis
   6.625%, 5/15/18                                       275                 262
   6.875%, 3/15/20                                       525                 496
Prudential Financial, Inc.
   5.375%, 6/21/20                                       140                 142
   8.875%, 6/15/38(3)                                    485                 512
Realty Income Corp.
   6.750%, 8/15/19                                       425                 469
Regions Financial Corp.
   7.750%, 11/10/14                                      200                 211
   5.750%, 6/15/15                                       180                 179
Resona Bank Ltd. 144A
   5.850%, 9/29/49 (3)(4)                              1,250               1,181
Royal Bank of Scotland Group plc
   7.648%, 8/29/49(3)                                    450                 340
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                       285                 284
Russian Agricultural Bank OJSC (RSHB Capital
   SA)
   144A 9.000%, 6/11/14(4)                               120                 135
   144A 6.299%, 5/15/17(4)                               615                 610
SLM Corp.
   5.450%, 4/25/11                                       250                 253
   4.141%, 1/31/14(3)(7)                                  50                  42
   5.375%, 5/15/14                                       200                 183
   8.450%, 6/15/18                                       950                 877
Societe Generale 144A
   5.922%, 4/29/49 (3)(4)                                550                 416
Sovereign Bank
   8.750%, 5/30/18                                       600                 688
StanCorp Financial Group, Inc.
   6.875%, 10/1/12                                       225                 242
SunTrust Bank
   5.400%, 4/1/20                                        500                 489
Tanger Properties LP
   6.125%, 6/1/20                                        200                 211
TNK-BP Finance SA 144A
   7.500%, 3/13/13 (4)                                   425                 450
Universal City Development Partners Ltd.
   144A 8.875%, 11/15/15(4)                               45                  45
   144A 10.875%, 11/15/16(4)                             150                 154
Unum Group
   7.125%, 9/30/16                                       250                 275
UOB Cayman Ltd. 144A
   5.796%, 12/29/49 (3)(4)                               700                 687
Wachovia Bank NA
   5.000%, 8/15/15                                       300                 315
Webster Financial Corp.
   5.125%, 4/15/14                                       200                 191
Woori Bank 144A
   6.125%, 5/3/16 (3)(4)                               1,000               1,008
XL Capital Ltd.
   5.250%, 9/15/14                                       570                 583
Zions Bancorp
   7.750%, 9/23/14                                       115                 117
   6.000%, 9/15/15                                       125                 113
                                                                   -------------
                                                                          52,772
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
HEALTH CARE--0.6%
Fresenius Medical Care Capital Trust IV
   7.875%, 6/15/11                               $        25       $          26
Mylan, Inc. 144A
   7.625%, 7/15/17 (4)                                   113                 116
Omnicare, Inc.
   7.750%, 6/1/20                                        185                 190
Select Medical Corp.
   7.625%, 2/1/15                                        500                 472
U.S. Oncology, Inc.
   9.125%, 8/15/17                                       400                 413
Valeant Pharmaceuticals International
   8.375%, 6/15/16                                        48                  54
                                                                   -------------
                                                                           1,271
                                                                   -------------
INDUSTRIALS--3.4%
American Airlines, Inc. 01-1,
   6.977%, 5/23/21                                       700                 574
Continental Airlines, Inc. 98-1A,
   6.648%, 9/15/17                                       594                 592
DRS Technologies, Inc.
   6.625%, 2/1/16                                        500                 495
Esco Corp. 144A
   8.625%, 12/15/13 (4)                                  600                 598
General Cable Corp.
   7.125%, 4/1/17                                        500                 498
Global Aviation Holdings Ltd. 144A
   14.000%, 8/15/13 (4)                                  395                 411
Kennametal, Inc.
   7.200%, 6/15/12                                       225                 239
Kratos Defense & Security Solutions, Inc. 144A
   10.000%, 6/1/17 (4)                                   500                 510
Marquette Transportation Co./Marquette
   Transportation Finance Corp. 144A
   10.875%, 1/15/17 (4)                                  100                  99
Noble Group Ltd. 144A
   6.750%, 1/29/20 (4)                                   300                 291
Owens Corning, Inc.
   6.500%, 12/1/16                                       675                 718
PharmaNet Development Group, Inc. 144A
   10.875%, 4/15/17 (4)                                  280                 274
Precision Castparts Corp.
   5.600%, 12/15/13                                      150                 165
Smiths Group plc 144A
   7.200%, 5/15/19 (4)                                   130                 152
Teekay Corp.
   8.500%, 1/15/20                                       225                 225
United Rentals North America, Inc.
   10.875%, 6/15/16                                      225                 242
Voto-Votorantim Ltd. 144A
   6.750%, 4/5/21 (4)                                    600                 609
                                                                   -------------
                                                                           6,692
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
INFORMATION TECHNOLOGY--2.0%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                $     1,000       $       1,052
Freescale Semiconductor, Inc.
   10.125%, 12/15/16                                     300                 242
Jabil Circuit, Inc.
   8.250%, 3/15/18                                       900                 958
NXP BV/NXP Funding LLC
   7.875%, 10/15/14                                      500                 461
Sorenson Communications, Inc. 144A
   10.500%, 2/1/15 (4)                                   300                 191
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                     1,000               1,021
                                                                   -------------
                                                                           3,925
                                                                   -------------
MATERIALS--5.9%
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                        925               1,092
Cabot Finance BV 144A
   5.250%, 9/1/13 (4)                                    750                 798
Catalyst Paper Corp.
   7.375%, 3/1/14                                      1,055                 496
CRH America, Inc.
   8.125%, 7/15/18                                     1,100               1,327
Edgen Murray Corp. 144A
   12.250%, 1/15/15 (4)                                  350                 298
Georgia-Pacific LLC 144A
   7.125%, 1/15/17 (4)                                   800                 820
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20 (4)                                   200                 204
Hanson Australia Funding Ltd.
   5.250%, 3/15/13                                       125                 123
Hexion US Finance Corp./Hexion Nova Scotia
   Finance ULC
   8.875%, 2/1/18                                        350                 318
Ineos Group Holdings plc 144A
   8.500%, 2/15/16 (4)                                 1,450               1,138
Lyondell Chemical Co.
   11.000%, 5/1/18                                       250                 269
Nalco Co.
   8.875%, 11/15/13                                      340                 350
Nova Chemicals Corp.
   3.748%, 11/15/13(3)                                 1,268               1,170
Plastipak Holdings, Inc. 144A
   8.500%, 12/15/15 (4)                                  500                 504
Ryerson, Inc.
   12.000%, 11/1/15                                      400                 411
Steel Dynamics, Inc.
   7.375%, 11/1/12                                       337                 350
Vedanta Resources plc 144A
   9.500%, 7/18/18 (4)                                   625                 667
Verso Paper Holdings LLC/Verso Paper, Inc.
   11.500%, 7/1/14                                       475                 514
   Series B,
   11.375%, 8/1/16                                       850                 729
                                                                   -------------
                                                                          11,578
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
TELECOMMUNICATION SERVICES--2.4%
Clearwire Communications LLC/Clearwire Finance,
   Inc.
   144A 12.000%, 12/1/15(4)                      $       200       $         200
   144A 12.000%, 12/1/15(4)                              150                 149
Frontier Communications Corp.
   8.125%, 10/1/18                                       150                 150
ITC Deltacom, Inc. 144A
   10.500%, 4/1/16 (4)                                   400                 386
Nextel Communications, Inc. Series E
   6.875%, 10/31/13                                      235                 229
   Series D
   7.375%, 8/1/15                                      1,000                 955
OJSC Vimpel Communications 144A
   (VIP Finance Ireland Ltd.)
   9.125%, 4/30/18 (4)                                   250                 270
Qwest Corp.
   8.375%, 5/1/16                                        300                 328
   6.500%, 6/1/17                                        307                 309
Telecom Italia Capital SA
   6.999%, 6/4/18                                        600                 639
   7.175%, 6/18/19                                       500                 538
Wind Acquisition Finance SA 144A
   11.750%, 7/15/17 (4)                                  350                 361
Windstream Corp.
   7.000%, 3/15/19                                       250                 232
                                                                   -------------
                                                                           4,746
                                                                   -------------
UTILITIES--1.2%
Allegheny Energy Supply Co. LLC
   144A 8.250%, 4/15/12 (4)                              250                 273
Centrais Eletricas Brasileiras SA
   144A 6.875%, 7/30/19 (4)                              135                 146
Israel Electric Corp. Ltd. 144A
   7.250%, 1/15/19 (4)                                   345                 381
Majapahit Holding BV
   144A 7.250%, 6/28/17(4)                               725                 772
   144A 7.750%, 1/20/20(4)                               100                 110
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                        190                 188
Suburban Propane Partners LP/Suburban Energy
   Finance Corp.
   7.375%, 3/15/20                                       150                 153
Texas Competitive Electric Holdings Co. LLC
   Series A
   10.250%, 11/1/15                                      360                 240
                                                                   -------------
                                                                           2,263
                                                                   -------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $105,066)                                               108,246
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
LOAN AGREEMENTS(3)--14.1%
CONSUMER DISCRETIONARY--5.4%
AMF Bowling Worldwide, Inc. Tranche B,
   2.808%, 5/17/13                               $       807       $         691
Cengage Learning Acquisitions, Inc. Tranche,
   2.790%, 7/3/14                                        691                 598
Ceridian Corp. Tranche,
   3.304%, 11/8/14                                     1,130               1,017
Charter Communications Operating LLC
   Tranche B-1,
   2.927%, 3/6/14                                        106                  99
   Tranche C,
   3.550%, 9/6/16                                        862                 804
Ford Motor Co. Tranche B-1,
   3.285%, 12/15/13                                      593                 562
Getty Images, Inc. Tranche B,
   6.250%, 7/2/15                                        327                 328
Harrah's Operating Co., Inc.
   Tranche B-2,
   3.316%, 1/28/15                                       530                 442
HHI Group Holdings LLC Tranche,
   10.500%, 3/31/15                                      198                 199
Landry's Restaurant, Inc. Tranche,
   8.500%, 11/30/13                                      314                 316
Las Vegas Sands LLC
   Tranche DD-1,
   2.050%, 5/23/14                                        75                  67
   Tranche B,
   2.050%, 5/23/14                                       372                 331
Neiman-Marcus Group, Inc. (The) Tranche,
   2.335%, 4/6/13                                      1,842               1,731
Nielsen Finance LLC
   Tranche A,
   2.297%, 8/9/13                                        679                 640
   Tranche B,
   4.047%, 5/1/16                                        395                 381
Six Flags Theme Parks, Inc.
   Tranche B,
   6.250%, 6/30/16                                       350                 344
Totes Isotoner Corp. Tranche,
   6.381%, 1/16/14                                       500                 399
Univision Communications, Inc.
   Tranche B,
   2.540%, 9/29/14                                     1,441               1,205
VWR Funding, Inc. Tranche,
   2.792%, 6/29/14                                       549                 511
                                                                   -------------
                                                                          10,665
                                                                   -------------
CONSUMER STAPLES--0.4%
Revlon Consumer Products Corp.
   Tranche,
   6.000%, 3/11/15                                       574                 559
Spectrum Brands, Inc. Tranche,
   8.000%, 6/16/16                                       333                 335
                                                                   -------------
                                                                             894
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
ENERGY--0.4%
Big West Oil LLC Tranche,
   12.000%, 7/9/15                               $       185       $         187
ScorpionDrilling Ltd. Tranche 2,
   7.799%, 5/8/14                                        450                 451
Venoco, Inc. Tranche C,
   4.375%, 5/7/14                                        187                 167
                                                                   -------------
                                                                             805
                                                                   -------------
FINANCIALS--0.5%
Agile Property Holdings Ltd. Tranche,
   3.052%, 1/25/13                                       435                 391
Delos Aircraft, Inc. Tranche B-2,
   7.000%, 3/17/16                                        70                  69
International Lease Finance Corp. Tranche B-1,
   6.750%, 3/17/15                                        95                  94
Synatech Holdings, Inc. Tranche,
   2.287%, 4/1/14                                        496                 428
Universal City Development Partners, Ltd.
   Tranche B,
   5.750%, 10/20/14                                       62                  62
                                                                   -------------
                                                                           1,044
                                                                   -------------
HEALTH CARE--0.9%
Ardent Health Services, Inc. Tranche,
   6.500%, 7/15/15                                       499                 486
Health Management Associates, Inc. Tranche B,
   2.020%, 2/28/14                                       236                 220
Psychiatric Solutions, Inc. Tranche B,
   2.139%, 7/1/12                                        626                 620
RehabCare Group, Inc. Tranche B,
   6.000%, 11/24/15                                      146                 146
Rotech Healthcare, Inc. PIK
   Interest Capitalization Tranche,
   6.290%, 9/26/11                                       300                 288
                                                                   -------------
                                                                           1,760
                                                                   -------------
INDUSTRIALS--1.4%
Bucyrus International, Inc. Tranche C,
   4.500%, 2/19/16                                       125                 125
Harland Clarke Holdings Corp. Tranche B,
   2.940%, 6/30/14                                       182                 157
Hawker Beechcraft Acquisition Co. LLC
   Tranche,
   2.274%, 3/26/14                                       375                 304
Letter of Credit,
   2.290%, 3/26/14                                        22                  18
Holdings Gaming Borrower LP Tranche B,
   9.250%, 2/19/13                                       279                 272
Ozburn-Hessey Holding Co. LLC Tranche B,
   7.500%, 4/8/16                                        200                 199

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
INDUSTRIALS--CONTINUED
ServiceMaster Co. (The)
   Tranche DD,
   2.797%, 7/24/14                               $        45       $          41
   Tranche B,
   2.838%, 7/24/14                                       449                 412
Transaction Network Services, Inc.
   Tranche,
   6.000%, 11/18/15                                      830                 831
TransUnion LLC Tranche B,
   6.750%, 6/15/17                                       280                 282
Vertrue, Inc. Tranche,
   3.300%, 8/18/14                                       196                 165
                                                                   -------------
                                                                           2,806
                                                                   -------------
INFORMATION TECHNOLOGY--2.2%
Allen Systems Group, Inc.
   Tranche,
   8.500%, 10/20/13                                       54                  54
   Tranche,
   13.000%, 4/20/14                                      101                 100
Avaya, Inc. Tranche B-1,
   3.131%, 10/24/14                                      742                 637
Dresser, Inc. PIK Interest Capitalization
   Tranche,
   6.098%, 5/4/15                                      1,055                 978
First Data Corp.
   Tranche B-3,
   3.024%, 9/24/14                                       812                 684
   Tranche B-1,
   3.029%, 9/24/14                                       567                 478
Freescale Semiconductor, Inc.
   Tranche,
   4.604%, 12/1/16                                       411                 363
Infor Enterprise Solutions Holdings, Inc.
   Tranche DD,
   6.604%, 3/2/14                                        174                 129
   Tranche,
   6.604%, 3/2/14                                        301                 222
Reynolds & Reynolds Co. (The)
   Tranche B,
   5.250%, 4/21/17                                       114                 113
Spansion, Inc. Tranche B,
   7.625%, 2/9/15                                        509                 505
                                                                   -------------
                                                                           4,263
                                                                   -------------
MATERIALS--1.1%
Berry Plastics Group, Inc.
   Tranche C,
   2.257%, 4/3/15                                        839                 745
DynCorp International, Inc.
   Tranche B,
   6.250%, 7/7/20                                        345                 342
Nalco Co. Tranche B,
   6.500%, 5/13/16                                       218                 218
New Sunward Holding BV
   Tranche B,
   0.000%, 2/14/14                                       550                 495
Smurfit-Stone Container Enterprise
   Tranche B,
   6.750%, 2/22/16                                       190                 190

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
MATERIALS--CONTINUED
Solutia, Inc. Tranche B,
   4.750%, 3/17/17                               $       224       $         224
                                                                   -------------
                                                                           2,214
                                                                   -------------
TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
   Tranche A,
   2.548%, 3/13/14                                       865                 770
   Tranche B,
   11.500%, 3/13/14                                      230                 248
Securus Technologies, Inc.
   Tranche,
   8.250%, 10/31/14                                      429                 431
U.S. TelePacific Corp. Tranche B,
   9.250%, 8/17/15                                       299                 299
                                                                   -------------
                                                                           1,748
                                                                   -------------
UTILITIES--0.9%
Calpine Corp. Tranche,
   3.165%, 3/29/14                                       582                 535
NRG Energy, Inc.
   Letter of Credit
   2.040%, 2/1/13                                        522                 501
   Tranche B,
   2.056%, 2/1/13                                        178                 171
Texas Competitive Electric
   Holdings Co. LLC
   Tranche B-3,
   3.780%, 10/10/14                                      244                 180
   Tranche B-2,
   3.856%, 10/10/14                                      428                 318
                                                                   -------------
                                                                           1,705
                                                                   -------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $27,666)                                                 27,904
                                                                   -------------

                                                    SHARES
                                                 -----------
PREFERRED STOCK--0.2%
FINANCIALS--0.2%
FNMA Pfd. 8.250%(3)                                   63,000                  21
GMAC, Inc. Series G Pfd.
   7.00% 144A(4)                                         434                 337
Saul Centers, Inc. Series A Pfd.
   8.000%                                                425                  11
                                                                   -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,234)                                                     369
                                                                   -------------

                                                    SHARES             VALUE
                                                 -----------       -------------
COMMON STOCKS--0.0%
CONSUMER DISCRETIONARY--0.0%
Mark IV Industries                                       217       $           9
                                                                   -------------
TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp.
   Class A(2)(6)(8)                                   64,050                   0
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $284)                                                         9
                                                                   -------------
EXCHANGE-TRADED FUNDS--0.5%
iShares FTSE/Xinhua China 25 Index Fund               23,000                 900
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,008)                                                     900
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $187,500)                                               193,179
                                                                   -------------
SHORT-TERM INVESTMENTS--1.3%
MONEY MARKET MUTUAL FUNDS--1.3%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)       2,658,810               2,659
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,659)                                                   2,659
                                                                   -------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $190,159)                                               195,838(1)
                                                                   -------------
Other Assets and Liabilities--0.8%                                         1,562
                                                                   -------------
NET ASSETS--100.0%                                                 $     197,400
                                                                   =============

COUNTRY WEIGHTINGS as of 6/30/10+

United States     76%
United Kingdom     3
Argentina          2
Brazil             2
Canada             2
Russia             2
South Korea        1
Other             12
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

ABBREVIATIONS:

FNMA Federal National Mortgage Association ("Fannie Mae")
NATL National Public Finance Guarantee Corp.
PIK  Payment-in-Kind Security

FOREIGN CURRENCIES:

AUD  Australian Dollar
BRL  Brazilian Real
CAD  Canadian Dollar
COP  Colombian Peso
IDR  Indonesian Rupiah
KRW  Korean Won
TRY  Turkish Lira
ZAR  South African Rand

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                               Total                 Level 2 -      Level 3 -
                             Value at   Level 1 -   Significant    Significant
                             June 30,     Quoted     Observable   Unobservable
                               2010       Prices       Inputs        Inputs
                             --------   ---------   -----------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   U.S. Government
      Securities             $  3,820     $   --     $  3,820        $   --
   Municipal
      Bonds                     2,370         --        2,370            --
   Foreign
      Government
      Securities               17,754         --       17,754            --
   Mortgage-
      Backed
      Securities               26,797         --       26,797            --
   Asset-Backed
      Securities                5,010         --        4,338           672
   Corporate
      Debt                    136,150         --      135,264           886
Equity Securities:
   Common Stocks                    9         --           --             9
   Exchange-
      Traded
      Funds                       900        900           --            --
   Preferred
      Stock                       369        369           --            --
   Short-Term
      Investments               2,659      2,659           --            --
                             --------     ------     --------        ------
      Total                  $195,838     $3,928     $190,343        $1,567
                             ========     ======     ========        ======

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   Asset-Backed   Corporate   Common
                                         Total      Securities       Debt     Stocks
                                        -------    ------------   ---------   ------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009......   $  444         $ --         $ 234     $ 210
Accrued discounts/premiums(a)               --(e)        --            --(e)     --
Realized gain (loss)(b)..............       48           --            (2)       50
Change in unrealized appreciation
   (depreciation)(b).................       (4)          --             7       (11)
Net purchases (sales)(c).............     (479)          --          (239)     (240)
Transfers in and/or out of
   Level 3(d)........................    1,558          672           886        --
                                        ------         ----         -----     -----
BALANCE AS OF JUNE 30, 2010..........   $1,567         $672         $ 886     $   9
                                        ======         ====         =====     =====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e)  Amount is less than $500.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
U.S. GOVERNMENT SECURITIES--3.2%
U.S. Treasury Note
   2.500%, 4/30/15                               $       675       $         699
   1.875%, 6/30/15                                       350                 351
                                                                   -------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,040)                                                   1,050
                                                                   -------------
MUNICIPAL BONDS--0.5%
CONNECTICUT--0.3%
Mashantucket Western Pequot
   Tribe Taxable Series A, 144A
   (NATL-RE Insured)
   6.910%, 9/1/12 (4)                                    100                  78
                                                                   -------------
VIRGINIA--0.2%
Tobacco Settlement Financing
   Corp. Taxable Series 07-A1,
   6.706%, 6/1/46                                        105                  71
                                                                   -------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $197)                                                       149
                                                                   -------------
FOREIGN GOVERNMENT SECURITIES--6.2%
Bolivarian Republic of Venezuela
   10.750%, 9/19/13                                       80                  70
   8.500%, 10/8/14                                       205                 158
   RegS 5.750%, 2/26/16(5)                               150                  94
   RegS 7.000%, 12/1/18(5)                                70                  41
Commonwealth of Australia
   Series 123,
   5.750%, 4/15/12                                       120 AUD             103
Commonwealth of Canada
   2.750%, 12/1/10                                       341 CAD             323
Federative Republic of Brazil
   12.500%, 1/5/16                                       295 BRL             183
Republic of Argentina
   PIK Interest Capitalization
   8.280%, 12/31/33                                      379                 261
   Series GDP
   3.169%, 12/15/35(3)                                 1,250                 102
Republic of Colombia
   12.000%, 10/22/15                                 195,000 COP             132
Republic of Indonesia
   Series FR-23,
   11.000%, 12/15/12                                 415,000 IDR              50
   Series FR-30,
   10.750%, 5/15/16                                  700,000 IDR              88
Republic of Korea
   Series 1112,
   4.750%, 12/10/11                                  285,000 KRW             237
Republic of South Africa
   Series R-201
   8.750%, 12/21/14                                      625 ZAR              84
Republic of Turkey
   0.000%, 2/2/11                                        245 TRY             148
                                                                   -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,917)                                                   2,074
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
MORTGAGE-BACKED SECURITIES--28.1%
AGENCY--1.5%
FHLMC
   5.000%, 6/1/23                                $       210       $         224
FNMA
   4.000%, 7/1/19                                        122                 129
   5.000%, 2/1/20                                         62                  67
   5.000%, 8/1/20                                         31                  33
   6.000%, 8/1/37                                         30                  33
                                                                   -------------
                                                                             486
                                                                   -------------
NON-AGENCY--26.6%
American General Mortgage
   Loan Trust
   06-1, A2 144A
   5.750%, 12/25/35(4)                                   103                 103
   09-1, A6 144A
   5.750%, 9/25/48(4)                                    150                 148
Banc of America Alternative
   Loan Trust 03-10, 2A1
   6.000%, 12/25/33                                      117                 120
Banc of America Commercial
   Mortgage, Inc. 05-6, AM
   5.350%, 9/10/47 (3)                                    40                  39
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW12, A4
   5.907%, 9/11/38(3)                                    175                 188
   06-PW14, A4
   5.201%, 12/11/38                                      100                 102
   05-PW10, A4
   5.405%, 12/11/40                                      105                 110
   05-PWR8, A4
   4.674%, 6/11/41                                        85                  88
   04-PWR5, A5
   4.978%, 7/11/42                                        75                  79
   07-T28, A4
   5.742%, 9/11/42                                        80                  84
   07-PW18, A4
   5.700%, 6/11/50                                        75                  76
Citicorp Mortgage Securities, Inc. 03-11, 2A10
   5.500%, 12/25/33                                      213                 207
Citigroup-Deutsche Bank
   Commercial Mortgage Trust
   05-CD1, AM
   5.397%, 7/15/44(3)                                     90                  86
   07-CD4, A4
   5.322%, 12/11/49                                       95                  92
Credit Suisse First Boston
   Mortgage Securities Corp.
   03-8, 3A24,
   5.500%, 4/25/33                                       222                 216
   03-CPN1, C
   4.763%, 3/15/35                                       100                  99
Credit Suisse Mortgage Capital Certificates
   06-C1, A3
   5.711%, 2/15/39 (3)                                   100                 106
Entertainment Properties Trust 03-EPR, A2 144A
   5.244%, 2/15/18 (4)                                    74                  78
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (3)                                   105                 106

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
NON-AGENCY--CONTINUED
GMAC Commercial Mortgage Securities, Inc.
   98-C2, E
   6.500%, 5/15/35                               $        31       $          31
   04-C2, A4
   5.301%, 8/10/38                                       100                 103
   04-C3, A4
   4.547%, 12/10/41                                      180                 183
GS Mortgage Securities Corp. II
   07-EOP, G 144A
   0.871%, 3/6/20(3)(4)                                  130                 112
   07-EOP, H 144A
   1.001%, 3/6/20(3)(4)                                  110                  95
   04-GG2, A4
   4.964%, 8/10/38                                       100                 104
   07-GG10, A4
   5.999%, 8/10/45(3)                                    185                 182
GSR Mortgage Loan
   Trust 05-5F, 2A8
   5.500%, 6/25/35                                       180                 181
IndyMac Index Mortgage Loan Trust 07-AR2, B1
   5.644%, 6/25/37 (3)                                    33                  --(10)
JPMorgan Chase Commercial Mortgage Securities
   Corp.
   05-LDP2, AM
   4.780%, 7/15/42                                       105                  98
   05-LDP5, AM
   5.402%, 12/15/44(3)                                    50                  48
   06-LDP7, AM
   6.064%, 4/15/45(3)                                     85                  75
   06-LDP7, A4
   6.064%, 4/15/45(3)                                    140                 149
   07-LD12, A4
   5.882%, 2/15/51                                       100                 100
JPMorgan Chase Commercial Mortgage Securities
   Trust
   09-IWST, A1 144A
   4.314%, 12/5/27 (4)                                    82                  87
JPMorgan Mortgage Trust
   05-A1, 4A1
   4.777%, 2/25/35(3)                                    161                 162
   05-A4, 3A1
   5.171%, 7/25/35(3)                                    115                 110
   06-A1, B1
   5.227%, 2/25/36(3)                                    246                  21
Lehman Brothers-UBS Commercial Mortgage Trust
   04-C7, A6
   4.786%, 10/15/29                                       75                  76
   06-C3, AM
   5.712%, 3/15/39                                        25                  22
   06-C6, A4
   5.372%, 9/15/39                                       170                 176
   07-C2, A2
   5.303%, 2/15/40                                       225                 232
   07-C2, A3
   5.430%, 2/15/40                                       115                 115
   05-C3, AM
   4.794%, 7/15/40                                        70                  65
   07-C6, A2
   5.845%, 7/15/40                                       149                 156
   07-C6, A4
   5.858%, 7/15/40                                        50                  50

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
NON-AGENCY--CONTINUED
Merrill Lynch Floating Trust
   08-LAQA, A1 144A
   0.888%, 7/9/21 (3)(4)                         $       100       $          92
Merrill Lynch Mortgage
   Investors, Inc. 06-3, 2A1
   6.066%, 10/25/36 (3)                                   92                  84
Merrill Lynch Mortgage
   Trust 06-C1, AM
   5.838%, 5/12/39 (3)                                   110                  97
Merrill Lynch-Countrywide Commercial
   Mortgage Trust
   06-3, A4
   5.414%, 7/12/46                                       100                 103
   06-4, A3
   5.172%, 12/12/49                                      250                 247
Morgan Stanley Capital I
   06-T23, A4
   5.984%, 8/12/41(3)                                    135                 145
   05-HQ5, A3
   5.007%, 1/14/42                                       150                 154
   06-IQ12, A4
   5.332%, 12/15/43                                      300                 307
   07-IQ14, A4
   5.692%, 4/15/49                                       140                 135
Residential Accredit Loans,
   Inc. 03-QS6, A4
   4.250%, 3/25/33                                       162                 163
Residential Asset Mortgage
   Products, Inc. 04-SL1, A8
   6.500%, 11/25/31                                      101                  99
Residential Asset Securitization
   Trust 04-A4, A5
   5.500%, 8/25/34                                       185                 182
Residential Funding Mortgage
   Securities I, Inc. 06-S4, A2
   6.000%, 4/25/36                                       112                 102
Salomon Brothers Mortgage
   Securities VII, Inc. 01-C1, D
   6.831%, 12/18/35                                       60                  60
Structured Asset Securities
   Corp. 03-21, 2A2
   5.250%, 8/25/33                                       140                 138
Wachovia Bank Commercial
   Mortgage Trust
   04-C12, A2
   5.001%, 7/15/41                                       208                 211
   04-C12, A4
   5.484%, 7/15/41(3)                                    175                 186
   05-C20, AMFX
   5.179%, 7/15/42                                       100                  97
   07-C30, A5
   5.342%, 12/15/43                                      200                 182
   05-C22, AM
   5.495%, 12/15/44(3)                                    40                  39
   07-C33, A4
   6.099%, 2/15/51(3)                                    160                 157
Wachovia Mortgage Loan
   Trust LLC 06-A, B1
   5.138%, 5/20/36 (3)                                   247                  12
Washington Mutual Mortgage Pass-Through
   Certificates
   04-CB1, 5A
   5.000%, 6/25/19                                        72                  74
   05-AR10, 1A2
   4.735%, 9/25/35(3)                                    105                  91

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
NON-AGENCY--CONTINUED
Wells Fargo Mortgage-Backed Securities Trust
   03-6, 1A1
   5.000%, 6/25/18                               $        73       $          76
   06-17, A1
   5.500%, 11/25/21                                       47                  46
   04-R, 2A1
   2.999%, 9/25/34(3)                                    150                 142
   04-EE, 2A3
   2.910%, 12/25/34(3)                                    86                  70
   05-AR4, 2A1
   2.967%, 4/25/35(3)                                    102                  91
   05-AR4, 2A2
   2.967%, 4/25/35(3)                                    182                 165
   05-9, 2A11
   5.250%, 10/25/35                                       15                  14
   05-9, 1A6
   5.500%, 10/25/35                                       14                  14
   06-AR10, 5A3
   5.462%, 7/25/36(3)                                    115                  95
   06-9, 1A15
   6.000%, 8/25/36                                        63                  60
   06-12, A2
   6.000%, 10/25/36                                       85                  80
                                                                   -------------
                                                                           8,870
                                                                   -------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,291)                                                   9,356
                                                                   -------------
ASSET-BACKED SECURITIES--11.7%
American General Mortgage Loan Trust 10-1A,
   A1 144A
   5.150%, 3/25/58 (4)                                   142                 142
AmeriCredit Automobile Receivables Trust
   10-1, B
   3.720%, 11/17/14                                      175                 178
   10-1, C
   5.190%, 8/17/15                                        75                  78
Ameriquest Mortgage Securities,
   Inc. 03-10, AF6
   4.710%, 11/25/33                                      106                 104
Avis Budget Rental Car Funding AESOP LLC
   09-2A, A 144A
   5.680%, 2/20/14 (4)                                   175                 187
Banc of America Mortgage Securities, Inc.
   05-1, 1A22
   5.250%, 2/25/35                                        85                  79
Banc of America Securities Auto Trust
   06-G1, B
   5.340%, 2/18/11                                        68                  68
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980%, 1/15/18                                        86                  77
Carmax Auto Owner Trust
   07-2, B
   5.370%, 3/15/13                                        95                  98
   09-2, A4
   2.820%, 12/15/14                                      250                 258
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4
   4.111%, 8/25/30                                        25                  25

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
CIT Equipment Collateral
   10-VT1A, B 144A
   3.880%, 9/16/13 (4)                           $       100       $         101
Conseco Financial Corp.
   94-1, A5
   7.650%, 4/15/19                                       175                 182
Daimler Chrysler Auto Trust 08-B, A4A
   5.320%, 11/10/14                                      135                 142
DB Master Finance LLC
   06-1, A2 144A
   5.779%, 6/20/31 (4)                                   100                  97
   06-1, M1 144A
   8.285%, 6/20/31 (4)                                   160                 146
Ellington Loan Acquisition Trust 07-1,
   A2A1 144A
   1.347%, 5/26/37 (3)(4)                                 66                  58
FMAC Loan Receivables Trust 98-CA,
   A2 144A
   6.660%, 9/15/20 (4)                                     3                   3
Ford Credit Auto Owner Trust 09-E,
   D 144A
   5.530%, 5/15/16 (4)                                   250                 263
Ford Credit Floorplan Master Owner Trust 10-3,
   A1 144A
   4.200%, 2/15/17 (4)                                   200                 210
GMAC Mortgage Corp. Loan Trust
   06-HE2, A3
   6.320%, 5/25/36                                       329                 149
   06-HE3, A2
   5.750%, 10/25/36                                      193                 109
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                        90                  94
IHOP Franchising LLC
   07-3A 144A
   7.059%, 12/20/37 (4)                                  150                 144
JPMorgan Mortgage Acquisition Corp. 06-CW2,
   AF3
   5.777%, 8/25/36 (3)                                   225                 118
Lehman ABS Manufactured Housing Contract
   Trust 01-B, A4
   5.270%, 9/15/18                                       101                 105
Popular ABS Mortgage Pass-Through Trust
   05-5, AF3
   5.086%, 11/25/35 (3)                                  275                 267
RAAC 05-SP1, 2A2
   5.250%, 9/25/34                                        89                  91
Saxon Asset Securities Trust 06-3 A2
   0.457%, 10/25/46 (3)                                   62                  58
Tidewater Auto Receivables Trust 10-A, A 144A
   5.920%, 5/15/17 (4)                                   143                 143
Wachovia Auto Loan Owner Trust 07-1, D
   5.650%, 2/20/13                                       100                 101
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,193)                                                   3,875
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
CORPORATE BONDS--37.8%
CONSUMER DISCRETIONARY--2.3%
Ameristar Casinos, Inc.
   9.250%, 6/1/14                                $         8       $           8
Daimler Finance North America LLC
   6.500%, 11/15/13                                       70                  78
DigitalGlobe, Inc.
   10.500%, 5/1/14                                        10                  11
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc.
   6.375%, 6/15/15                                       100                 104
DuPont Fabros Technology LP 144A
   8.500%, 12/15/17 (4)                                   75                  77
Ford Motor Credit Co. LLC
   8.000%, 6/1/14                                        100                 103
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                        50                  53
International Game Technology
   7.500%, 6/15/19                                        20                  23
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                       60                  62
McJunkin Red Man Corp. 144A
   9.500%, 12/15/16 (4)                                   50                  49
MGM Resorts International, Inc.
   10.375%, 5/15/14                                        3                   3
Mobile Mini, Inc.
   6.875%, 5/1/15                                         20                  19
QVC, Inc. 144A
   7.500%, 10/1/19 (4)                                    40                  40
Scientific Games International, Inc.
   9.250%, 6/15/19                                        30                  31
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International
   LLC 144A
   3.037%, 3/15/14 (3)(4)                                 25                  21
Seneca Gaming Corp.
   Series B 7.250%, 5/1/12                                 5                   5
Videotron Ltee
   6.375%, 12/15/15                                       95                  95
                                                                   -------------
                                                                             782
                                                                   -------------
ENERGY--3.9%
Anadarko Petroleum Corp.
   8.700%, 3/15/19                                        75                  71
ATP Oil & Gas Corp. 144A
   11.875%, 5/1/15 (4)                                    30                  22
Buckeye Partners LP
   6.050%, 1/15/18                                        15                  17
Denbury Resources, Inc.
   7.500%, 12/15/15                                      135                 137
Expro Finance Luxembourg SCA 144A
   8.500%, 12/15/16 (4)                                  100                  96
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16 (4)                             360                 363

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
ENERGY--CONTINUED
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                           $        13       $          12
KazMunaiGaz Finance Sub BV 144A 8.375%,
   7/2/13 (4)                                            100                 107
NAK Naftogaz Ukraine
   9.500%, 9/30/14                                       100                 103
Petrohawk Energy Corp.
   10.500%, 8/1/14                                       125                 135
Pioneer Drilling Co. 144A
   9.875%, 3/15/18 (4)                                    15                  15
Pride International, Inc.
   8.500%, 6/15/19                                        80                  83
SEACOR Holdings, Inc.
   7.375%, 10/1/19                                        50                  53
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                            65                  59
   144A 11.250%, 6/15/17(4)                               35                  32
                                                                   -------------
                                                                           1,305
                                                                   -------------
FINANCIALS--20.0%
AFLAC, Inc.
   8.500%, 5/15/19                                        21                  25
Allstate Corp.
   6.125%, 5/15/37(3)                                    140                 123
American Honda Finance Corp.
   144A 6.700%, 10/1/13 (4)                              150                 171
AmSouth Bank N.A.
   4.850%, 4/1/13                                        100                  99
Assurant, Inc.
   5.625%, 2/15/14                                        75                  79
Atlantic Finance Ltd. 144A
   9.750%, 5/27/14 (4)                                   100                 107
Avalonbay Communities, Inc.
   5.700%, 3/15/17                                        50                  54
Barclays Bank plc
   144A 7.375%, 6/29/49(3)(4)                            100                  88
   144A 5.926%, 9/29/49(3)(4)                            100                  82
BBVA International Preferred SA Unipersonal
   5.919%, 12/31/49(3)                                    45                  33
BlackRock, Inc.
   3.500%, 12/10/14                                       50                  52
Brandywine Operating Partnership LP
   7.500%, 5/15/15                                        70                  76
Capital One Financial Corp.
   6.150%, 9/1/16                                         75                  79
Chubb Corp.
   6.375%, 3/29/67(3)                                    140                 134
CIT Group, Inc.
   7.000%, 5/1/13                                         15                  14
   7.000%, 5/1/14                                         22                  21
   7.000%, 5/1/15                                         22                  20
   7.000%, 5/1/16                                         37                  34
   7.000%, 5/1/17                                         51                  46
Citigroup, Inc.
   4.875%, 5/7/15                                        300                 297
CNA Financial Corp.
   5.850%, 12/15/14                                       75                  78

                                                        PAR
                                                       VALUE           VALUE
                                                   -------------   -------------
FINANCIALS--CONTINUED
Colonial Realty LP
   4.800%, 4/1/11                                  $          72   $          71
Comerica Bank
   5.700%, 6/1/14                                            100             107
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                                    75              78
   144A 5.495%, 1/15/17(4)                                    85              91
Equity One, Inc.
   6.250%, 12/15/14                                           40              42
ERAC USA Finance Co.
   144A 5.800%, 10/15/12 (4)                                 195             210
Fifth Third Bancorp
   4.500%, 6/1/18                                             75              71
First Horizon National Corp.
   4.500%, 5/15/13                                            50              49
First Tennessee Bank N.A.
   0.570%, 2/14/11(3)                                        100             100
Genworth Financial, Inc.
   5.750%, 6/15/14                                           110             110
   6.515%, 5/22/18                                            40              39
Glen Meadow Pass-Through Trust 144A
   6.505%, 2/12/67 (3)(4)                                    110              80
GMAC LLC
   6.875%, 9/15/11                                            24              24
GMAC, Inc. 144A
   8.300%, 2/12/15 (4)                                        60              61
Goldman Sachs Group, Inc. (The)
   7.500%, 2/15/19                                            64              72
Hertz Corp. (The)
   8.875%, 1/1/14                                            100             102
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15 (4)                                   100             107
ICICI Bank Ltd. 144A
   5.750%, 11/16/10 (4)                                      175             176
International Lease Finance Corp.
   4.750%, 1/13/12                                            50              48
JPMorgan Chase & Co.
   6.125%, 6/27/17                                            75              82
   Series 1,
   7.900%, 12/31/49(3)                                        96              99
KeyBank NA
   4.950%, 9/15/15                                            35              36
KeyCorp
   6.500%, 5/14/13                                            75              82
Kimco Realty Corp.
   4.820%, 8/15/11                                           155             157
Lincoln National Corp.
   8.750%, 7/1/19                                             75              92
   6.050%, 4/20/67(3)                                         40              30
Lloyds TSB Bank plc 144A
   4.375%, 1/12/15 (4)                                       100              96
Lukoil International Finance BV 144A
   6.375%, 11/5/14 (4)                                       100             105
Mercantile Bankshares Corp.
   Series B,
   4.625%, 4/15/13                                            84              88
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                            75              80

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
Morgan Stanley 144A
   10.090%, 5/3/17 (4)                                   250 BRL   $         130
National Australia Bank Ltd.
   144A 5.350%, 6/12/13 (4)                      $       285                 309
Nationwide Health Properties, Inc.
   6.250%, 2/1/13                                        130                 140
Nissan Motor Acceptance Corp. 144A
   4.500%, 1/30/15 (4)                                    75                  77
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                               270                 275
PNC Funding Corp.
   5.625%, 2/1/17                                         70                  74
Principal Financial Group, Inc.
   7.875%, 5/15/14                                        55                  64
ProLogis
   7.625%, 8/15/14                                        75                  80
   6.625%, 5/15/18                                        35                  33
Prudential Financial, Inc.
   4.750%, 9/17/15                                        80                  83
   8.875%, 6/15/38(3)                                     65                  69
Regions Financial Corp.
   7.750%, 11/10/14                                       25                  26
   5.750%, 6/15/15                                        20                  20
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                       100                  99
Russian Agricultural Bank OJSC
   (RSHB Capital SA)
   144A 6.299%, 5/15/17 (4)                              100                  99
SLM Corp.
   5.375%, 5/15/14                                       200                 183
SunTrust Banks, Inc.
   6.000%, 9/11/17                                        75                  76
Textron Financial Corp.
   5.125%, 11/1/10                                       100                 101
TNK-BP Finance SA RegS
   6.125%, 3/20/12 (5)                                   115                 118
Universal City Development Partners
   Ltd. 144A
   8.875%, 11/15/15 (4)                                   10                  10
Unum Group
   7.125%, 9/30/16                                        55                  60
WEA Finance LLC/WT Finance Australia 144A
   5.750%, 9/2/15 (4)                                     75                  81
Webster Financial Corp.
   5.125%, 4/15/14                                        30                  29
XL Capital Ltd.
   5.250%, 9/15/14                                        85                  87
Zions Bancorp
   7.750%, 9/23/14                                        30                  31
                                                                   -------------
                                                                           6,651
                                                                   -------------
HEALTH CARE--1.1%
CareFusion Corp.
   5.125%, 8/1/14                                         60                  65
HCA, Inc.
   9.125%, 11/15/14                                      145                 152

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
HEALTH CARE--CONTINUED
Life Technologies Corp.
   3.375%, 3/1/13                                $        30       $          31
Mylan, Inc. 144A
   7.625%, 7/15/17 (4)                                    20                  20
Patheon, Inc. 144A
   8.625%, 4/15/17 (4)                                    10                  10
Select Medical Corp.
   7.625%, 2/1/15                                         55                  52
U.S. Oncology, Inc.
   9.125%, 8/15/17                                        37                  38
                                                                   -------------
                                                                             368
                                                                   -------------
INDUSTRIALS--2.4%
American Airlines, Inc. 01-1,
   6.977%, 5/23/21                                       115                  94
Continental Airlines, Inc. 98-1A,
   6.648%, 9/15/17                                       116                 116
Esco Corp. 144A
   8.625%, 12/15/13 (4)                                  154                 154
GATX Corp.
   4.750%, 5/15/15                                        60                  63
Ingersoll-Rand Global Holdings Co. Ltd.
   9.500%, 4/15/14                                        40                  50
Marquette Transportation Co./Marquette
   Transportation Finance Corp. 144A
   10.875%, 1/15/17 (4)                                   25                  25
Owens Corning, Inc.
   6.500%, 12/1/16                                        70                  74
Smiths Group plc 144A
   7.200%, 5/15/19 (4)                                    20                  23
Steelcase, Inc.
   6.500%, 8/15/11                                       100                 102
Toledo Edison Co. (The)
   7.250%, 5/1/20                                         30                  36
United Rentals North America, Inc.
   10.875%, 6/15/16                                       55                  59
USG Corp. 144A
   9.750%, 8/1/14 (4)                                     13                  14
                                                                   -------------
                                                                             810
                                                                   -------------
INFORMATION TECHNOLOGY--1.3%
Agilent Technologies, Inc.
   5.500%, 9/14/15                                        35                  38
Crown Castle Holdings GS V LLC/Crown
   Castle GS III Corp. 144A
   7.750%, 5/1/17 (4)                                     75                  79
Jabil Circuit, Inc.
   7.750%, 7/15/16                                        48                  50
NXP BV/NXP Funding LLC
   3.053%, 10/15/13(3)                                   105                  90
Sorenson Communications, Inc. 144A
   10.500%, 2/1/15 (4)                                    50                  32
Xerox Corp.
   5.650%, 5/15/13                                       120                 130
                                                                   -------------
                                                                             419
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
MATERIALS--4.0%
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                $       140       $         165
ArcelorMittal
   5.375%, 6/1/13                                        135                 142
Bemis Co., Inc.
   5.650%, 8/1/14                                         20                  22
Catalyst Paper Corp.
   7.375%, 3/1/14                                         50                  24
Commercial Metals Co.
   7.350%, 8/15/18                                       140                 147
CRH America, Inc.
   8.125%, 7/15/18                                       130                 157
Hexion US Finance Corp./Hexion Nova Scotia
   Finance ULC
   8.875%, 2/1/18                                         50                  45
International Paper Co.
   9.375%, 5/15/19                                        62                  80
Nalco Co.
   8.875%, 11/15/13                                       50                  52
Nova Chemicals Corp.
   3.748%, 11/15/13(3)                                   300                 277
Vedanta Resources plc 144A
   8.750%, 1/15/14 (4)                                   100                 105
Verso Paper Holdings LLC/Verso Paper, Inc.
   11.500%, 7/1/14                                        50                  54
   Series B,
   4.094%, 8/1/14(3)                                      85                  73
                                                                   -------------
                                                                           1,343
                                                                   -------------
TELECOMMUNICATION SERVICES--1.8%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19 (4)                                    12                  11
Clearwire Communications LLC/Clearwire
   Finance, Inc. 144A
   12.000%, 12/1/15 (4)                                   15                  15
Embarq Corp.
   6.738%, 6/1/13                                         50                  54
Nextel Communications, Inc.
   Series D
   7.375%, 8/1/15                                         75                  72
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.) 144A
   8.375%, 4/30/13 (4)                                   100                 106
SBA Tower Trust 144A
   4.254%, 4/15/15 (4)                                   115                 121
Telecom Italia Capital SA
   6.175%, 6/18/14                                       100                 104
Virgin Media Finance plc
   Series 1,
   9.500%, 8/15/16                                       100                 106
                                                                   -------------
                                                                             589
                                                                   -------------
UTILITIES--1.0%
Allegheny Energy Supply Co. LLC
   144A 8.250%, 4/15/12 (4)                               40                  44
NiSource Finance Corp.
   7.875%, 11/15/10                                       60                  61

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
UTILITIES--CONTINUED
Northeast Utilities
   5.650%, 6/1/13                                $       105       $         113
Sempra Energy
   6.500%, 6/1/16                                         35                  40
Texas Competitive Electric Holdings Co. LLC
   Series A
   10.250%, 11/1/15                                       36                  24
TransAlta Corp.
   4.750%, 1/15/15                                        35                  37
                                                                   -------------
                                                                             319
                                                                   -------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,987)                                                 12,586
                                                                   -------------
CONVERTIBLE BONDS--0.2%
MATERIALS--0.2%
Georgia-Pacific Corp. 144A
   7.000%, 1/15/15 (4)                                    75                  76
                                                                   -------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $76)                                                         76
                                                                   -------------
LOAN AGREEMENTS(3)--10.8%
CONSUMER DISCRETIONARY--3.6%
AMF Bowling Worldwide, Inc. Tranche B,
   2.808%, 5/7/13                                         55                  47
Cengage Learning Acquisitions, Inc. Tranche,
   2.790%, 7/3/14                                        114                  98
Ceridian Corp. Tranche,
   3.304%, 11/8/14                                        99                  89
Ford Motor Co. Tranche B-1,
   3.285%, 12/15/13                                      290                 275
Getty Images, Inc. Tranche B,
   6.250%, 7/2/15                                         76                  76
Harrah's Operating Co., Inc. Tranche B-2,
   3.316%, 1/28/15                                        33                  27
Tranche B-4,
   9.500%, 10/31/16                                       30                  30
Intelsat Jackson Holding Ltd. Tranche,
   3.260%, 2/1/14                                         90                  83
Isle of Capri Casinos, Inc. Tranche DD-A,
   5.000%, 11/25/13                                       11                  10
Tranche,
   5.000%, 11/25/13                                       31                  29
Tranche DD-B,
   5.000%, 11/25/13                                       12                  12
Mediacom Illinois LLC Tranche D,
   5.500%, 3/31/17                                        87                  86
Neiman-Marcus Group, Inc. (The) Tranche,
   2.335%, 4/6/13                                         49                  46
Nielsen Finance LLC Tranche A,
   2.324%, 8/9/13                                         58                  55
Tranche B,
   4.074%, 5/1/16                                         33                  32

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
CONSUMER DISCRETIONARY--CONTINUED
Six Flags Theme Parks, Inc. Tranche B,
   6.250%, 6/30/16                               $        65       $          64
Totes Isotoner Corp. Tranche B,
   3.176%, 1/16/13                                        13                  12
Univision Communications, Inc. Tranche B,
   2.540%, 9/29/14                                        84                  71
VWR Funding, Inc. Tranche,
   2.776%, 6/29/14                                        64                  59
                                                                   -------------
                                                                           1,201
                                                                   -------------
CONSUMER STAPLES--0.1%
Reynolds Group Holdings Ltd. Tranche,
   6.250%, 5/5/16                                         25                  25
                                                                   -------------
FINANCIALS--0.8%
AGFS Funding Co. Tranche,
   7.250%, 4/8/15                                         45                  44
Agile Property Holdings Ltd. Tranche,
   2.993%, 1/25/13                                       125                 112
Pinnacle Foods Finance LLC/Pinnacle Food
   Finance Corp. Tranche B,
   2.777%, 4/2/14                                         44                  41
Universal City Development Partners, Ltd.
   Tranche B,
   5.750%, 10/20/14                                       12                  12
Vanguard Health Holding Co., II LLC Tranche B,
   5.000%, 1/29/16                                        45                  45
                                                                   -------------
                                                                             254
                                                                   -------------
HEALTH CARE--0.2%
Health Management Associates, Inc. Tranche B,
   2.040%, 2/28/14                                        32                  30
HealthSouth Corp. Tranche 2,
   4.030%, 9/10/15                                        46                  45
                                                                   -------------
                                                                              75
                                                                   -------------
INDUSTRIALS--1.8%
ARAMARK Corp.
   Tranche,
   2.165%, 1/26/14                                        13                  12
   Letter of Credit 1,
   2.225%, 1/26/14                                         1                   1
   Letter of Credit 2,
   3.400%, 7/26/16                                         2                   1
   Tranche,
   3.540%, 7/26/16                                        26                  25
   Bucyrus International, Inc. Tranche C,
   4.500%, 2/19/16                                        45                  45
   EnergySolutions, Inc. Letter of Credit A,
   4.100%, 6/7/13                                        107                 105

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
INDUSTRIALS--CONTINUED
Harland Clarke Holdings Corp. Tranche B,
   2.791%, 6/30/14                               $        89       $          77
Holdings Gaming Borrower LP Tranche B,
   9.250%, 2/19/13                                        45                  44
ServiceMaster Co. (The) Tranche DD,
   2.797%, 7/24/14                                        14                  13
   Tranche B,
   2.838%, 7/24/14                                       139                 128
Transaction Network Services, Inc. Tranche,
   6.000%, 11/18/15                                       95                  95
TransUnion LLC Tranche B,
   6.750%, 6/15/17                                        40                  40
                                                                   -------------
                                                                             586
                                                                   -------------
INFORMATION TECHNOLOGY--0.8%
Allen Systems Group, Inc. Tranche,
   8.500%, 10/20/13                                       34                  34
Avaya, Inc. Tranche B-1,
   3.131%, 10/26/14                                       84                  72
Dresser, Inc. PIK Interest Capitalization
   Tranche,
   6.098%, 5/4/15                                         60                  56
Freescale Semiconductor, Inc. Tranche,
   4.604%, 12/1/16                                        68                  60
Reynolds & Reynolds Co. (The) Tranche B,
   5.250%, 4/21/17                                        24                  23
Spansion, Inc. Tranche B,
   7.750%, 2/9/15                                         30                  30
                                                                   -------------
                                                                             275
                                                                   -------------
MATERIALS--1.6%
Anchor Glass Container Corp. Tranche,
   6.000%, 2/3/16                                         58                  57
   Tranche,
   10.000%, 9/2/16                                        50                  50
Berry Plastics Group, Inc. Tranche C,
   2.244%, 4/3/15                                        143                 127
Building Materials Holdings Corp. Tranche,
   8.000%, 1/5/15 (6)                                     50                  42
DynCorp International, Inc. Tranche B,
   6.250%, 7/7/20                                         55                  55
Huntsman International LLC Tranche B,
   2.069%, 4/21/14                                        14                  13
JohnsonDiversey, Inc. Tranche B,
   5.500%, 11/24/15                                       50                  50
Lyondell Chemical Co. Tranche,
   5.500%, 4/8/16                                         50                  50

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
MATERIALS--CONTINUED
Nalco Co. Tranche B,
   6.500%, 5/13/16                               $        30       $          30
Smurfit-Stone Container Enterprise Tranche B,
   6.750%, 2/22/16                                        20                  20
Solutia, Inc. Tranche B,
   4.750%, 3/17/17                                        30                  30
                                                                   -------------
                                                                             524
                                                                   -------------
TELECOMMUNICATION SERVICES--1.2%
Cincinnati Bell, Inc. Tranche B,
   6.500%, 5/12/17                                        50                  49
Level 3 Communications, Inc. Tranche A,
   2.548%, 3/13/14                                        87                  77
   Tranche B,
   11.500%, 3/13/14                                       26                  28
nTelos, Inc. Tranche,
   5.750%, 8/7/15                                        252                 252
                                                                   -------------
                                                                             406
                                                                   -------------
UTILITIES--0.7%
New Development Holdings LLC Tranche,
   7.000%, 6/8/17                                         55                  55
NRG Energy, Inc. Letter of Credit
   2.040%, 2/1/13                                        104                  99
   Tranche B,
   2.056%, 2/1/13                                         12                  11
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3,
   3.797%, 10/10/14                                       49                  36
   Tranche B-2,
   3.856%, 10/10/14                                       60                  45
                                                                   -------------
                                                                             246
                                                                   -------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,568)                                                   3,592
                                                                   -------------

                                                    SHARES             VALUE
                                                 -----------       -------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd.
   7.00% 144A(4)                                           5       $           4
                                                                   -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2)                                                           4
                                                                   -------------
COMMON STOCKS--0.2%
FINANCIALS--0.1%
CIT Group, Inc.(2)                                     1,257                  42
                                                                   -------------
MATERIALS--0.1%
Building Materials Holdings Corp.(6)                  27,113                  20
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $86)                                                         62
                                                                   -------------
EXCHANGE-TRADED FUNDS--0.2%
iShares FTSE/Xinhua China 25 Index Fund                1,950                  76
                                                                   -------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $85)                                                         76
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $32,442)                                                 32,900
                                                                   -------------
SHORT-TERM INVESTMENTS--1.4%
MONEY MARKET MUTUAL FUNDS--1.4%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)         463,752                 464
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $464)                                                       464
                                                                   -------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $32,906)                                                 33,364(1)
                                                                   -------------
Other Assets and Liabilities--(0.3)%                                         (89)
                                                                   -------------
NET ASSETS--100.0%                                                 $      33,275
                                                                   =============

ABBREVIATIONS:

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")
NATL  National Public Finance Guarantee Corp.
PIK   Payment-in-Kind Security
SBA   Small Business Administration

COUNTRY WEIGHTINGS as of 6/30/10+

United States     83%
Russia             3
Canada             2
United Kingdom     2
Argentina          1
Australia          1
Venezuela          1
Other              7
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

FOREIGN CURRENCIES:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
IDR Indonesian Rupiah
KRW Korean Won
TRY Turkish Lira
ZAR South African Rand

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                        Total                 Level 2 -      Level 3 -
                                      Value at   Level 1 -   Significant    Significant
                                      June 30,     Quoted     Observable   Unobservable
                                        2010       Prices       Inputs        Inputs
                                      --------   ---------   -----------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   U.S. Government Securities .....    $ 1,050      $ --       $ 1,050           $ --
   Municipal Bonds ................        149        --           149             --
   Foreign Government Securities ..      2,074        --         2,074             --
   Mortgage-Backed Securities .....      9,356        --         9,356             --
   Asset-Backed Securities ........      3,875        --         3,731            144
   Corporate Debt .................     16,254        --        16,100            154
Equity Securities:
   Preferred Stock ................          4         4            --             --
   Common Stocks ..................         62        42            --             20
   Exchange-Traded Funds ..........         76        76            --             --
   Short-Term Investments .........        464       464            --             --
                                       -------      ----       -------           ----
      Total .......................    $33,364      $586       $32,460           $318
                                       =======      ====       =======           ====

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   Asset-Backed   Corporate   Common
                                           Total    Securities       Debt     Stocks
                                           -----   ------------   ---------   --------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 ........    $ --       $ --          $ --      $--
Accrued discounts/premiums(a) ..........      --         --            --       --
Realized gain (loss)(b) ................      --         --            --       --
Change in unrealized appreciation
   (depreciation)(b) ...................      --         --            --       --
Net purchases (sales)(d) ...............      --         --            --       --
Transfers in and/or out of Level 3(c) ..     318        144           154       20
                                            ----       ----          ----      ---
BALANCE AS OF JUNE 30, 2010 ............    $318       $144          $154      $20
                                            ====       ====          ====      ===

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)  Includes paydowns.

      Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                        PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES             VALUE
                                                 -----------       -------------
COMMON STOCKS--97.6%
CONSUMER DISCRETIONARY--17.4%
Capella Education Co.(2)                               4,800       $         391
Crew (J.) Group, Inc.(2)                               6,100                 225
hhgregg, Inc.(2)                                      16,000                 373
HSN, Inc.(2)                                           9,900                 238
Orient-Express Hotel Ltd. Class A(2)                  28,700                 212
Steiner Leisure Ltd.                                   9,000                 346
Steven Madden Ltd.(2)                                  8,350                 263
Tractor Supply Co.                                     5,600                 341
Ulta Salon, Cosmetics & Fragrance, Inc.(2)            23,100                 547
Vitamin Shoppe, Inc.(2)                               14,900                 382
Warnaco Group, Inc. (The)(2)                           5,900                 213
WMS Industries, Inc.(2)                               10,200                 400
                                                                   -------------
                                                                           3,931
                                                                   -------------
CONSUMER STAPLES--5.0%
Diamond Foods, Inc.                                   15,000                 616
Elizabeth Arden, Inc.(2)                              13,400                 195
TreeHouse Foods, Inc.(2)                               6,700                 306
                                                                   -------------
                                                                           1,117
                                                                   -------------
ENERGY--3.4%
Concho Resources, Inc.(2)                              7,285                 403
Rosetta Resources, Inc.(2)                            18,300                 363
                                                                   -------------
                                                                             766
                                                                   -------------
FINANCIALS--4.4%
CBOE Holdings, Inc.(2)                                 9,200                 299
Jones Lang LaSalle, Inc.                               5,500                 361
Portfolio Recovery Associates, Inc.(2)                 5,100                 341
                                                                   -------------
                                                                           1,001
                                                                   -------------
HEALTH CARE--24.5%
Alexion Pharmaceuticals, Inc.(2)                       9,600                 491
ArthroCare Corp.(2)                                    9,400                 288
Catalyst Health Solutions, Inc.(2)                     9,600                 331
Cyberonics, Inc.(2)                                   15,100                 358
HMS Holdings Corp.(2)                                  6,100                 331
MedAssets, Inc.(2)                                    16,300                 376
Natus Medical, Inc.(2)                                15,400                 251
NuVasive, Inc.(2)                                      9,000                 319
Orthofix International, N.V.(2)                        7,600                 244
Salix Pharmaceuticals Ltd.(2)                         16,900                 660
Sirona Dental Systems, Inc.(2)                         8,000                 279
SXC Health Solutions Corp.(2)                          4,800                 352
Thoratec Corp.(2)                                      9,600                 410
Volcano Corp.(2)                                      21,100                 460
Zoll Medical Corp.(2)                                 14,000                 379
                                                                   -------------
                                                                           5,529
                                                                   -------------

                                                    SHARES             VALUE
                                                 -----------       -------------
INDUSTRIALS--15.6%
Actuant Corp. Class A                                 15,400       $         290
BE Aerospace, Inc.(2)                                 14,200                 361
Global Defense Technology & Systems, Inc.(2)          20,600                 263
Heico Corp.                                           18,225                 655
HUB Group, Inc. Class A(2)                            15,900                 477
MSC Industrial Direct Co., Inc. Class A                9,200                 466
Nordson Corp.                                          4,000                 224
Regal-Beloit Corp.                                     5,400                 301
Watsco, Inc.                                           8,400                 487
                                                                   -------------
                                                                           3,524
                                                                   -------------
INFORMATION TECHNOLOGY--27.3%
Atheros Communications, Inc.(2)                        9,500                 262
Cavium Networks, Inc.(2)                              13,400                 351
Gartner, Inc.(2)                                      11,900                 277
GSI Commerce, Inc.(2)                                 16,400                 472
Jack Henry & Associates, Inc.                         12,300                 294
Littelfuse, Inc.(2)                                    7,100                 224
LivePerson, Inc.(2)                                   57,400                 394
LogMeIn, Inc.(2)                                      11,700                 307
Loopnet, Inc.(2)                                      22,600                 279
MercadoLibre, Inc.(2)                                  7,400                 389
OpenTable, Inc.(2)                                     8,300                 344
Plantronics, Inc.                                      7,900                 226
Plexus Corp.(2)                                        7,600                 203
Polycom, Inc.(2)                                      14,600                 435
Riverbed Technology, Inc.(2)                           8,900                 246
SS&C Technologies Holdings, Inc.(2)                   18,500                 296
Ultimate Software Group, Inc.(2)                      17,000                 558
Volterra Semiconductor Corp.(2)                       10,200                 235
WebMD Health Corp.(2)                                  7,900                 367
                                                                   -------------
                                                                           6,159
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $20,458)                                                 22,027
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--97.6%
(IDENTIFIED COST $20,458)                                                 22,027
                                                                   -------------
SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--2.9%

Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)         652,111                 652
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $652)                                                       652
                                                                   -------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $21,110)                                                 22,679(1)
                                                                   -------------
Other assets and liabilities, net--(0.5)%                                   (120)
                                                                   -------------
NET ASSETS--100.0%                                                 $      22,559
                                                                   =============

COUNTRY WEIGHTINGS as of 6/30/10+

United States    94%
Argentina         2
Canada            2
Bahamas           1
Bermuda           1
                ---
Total           100%
                ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total        Level 1 -
                                Value at        Quoted
                             June 30, 2010      Prices
                             -------------    ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $22,027        $22,027
   Short-Term Investments           652            652
                                -------        -------
      Total                     $22,679        $22,679
                                =======        =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                         PHOENIX SMALL-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES             VALUE
                                                 -----------       -------------
COMMON STOCKS--96.9%
CONSUMER DISCRETIONARY--16.2%
Children's Place Retail Stores,
   Inc. (The)(2)                                      16,858       $         742
Finish Line, Inc. (The) Class A                       50,700                 706
John Wiley & Sons, Inc. Class A                        9,555                 369
Papa John's International, Inc.(2)                    15,600                 361
Rent-A-Center, Inc.(2)                                32,300                 654
True Religion Apparel, Inc.(2)                        28,300                 625
Vail Resorts, Inc.(2)                                 20,000                 698
Warnaco Group, Inc. (The)(2)                          18,000                 651
Wolverine World Wide, Inc.                            27,800                 701
                                                                   -------------
                                                                           5,507
                                                                   -------------
CONSUMER STAPLES--4.2%
BJ's Wholesale Club, Inc.(2)                          20,700                 766
Spartan Stores, Inc.                                  48,900                 671
                                                                   -------------
                                                                           1,437
                                                                   -------------
ENERGY--5.4%
Approach Resources, Inc.(2)                           26,100                 180
Atlas Energy, Inc.(2)                                 23,100                 625
Dawson Geophysical Co.(2)                             13,959                 297
Rex Energy Corp.(2)                                   73,100                 738
                                                                   -------------
                                                                           1,840
                                                                   -------------
FINANCIALS--21.2%
BancFirst Corp.                                       10,300                 376
Calamos Asset Management, Inc. Class A                71,310                 662
Chemical Financial Corp.                              17,245                 375
East West Bancorp, Inc.                               33,400                 509
Equity Lifestyle Properties, Inc.                     15,000                 723
First Citizens BancShares, Inc. Class A                2,218                 427
FirstMerit Corp.                                      39,100                 670
Infinity Property & Casualty Corp.                     8,300                 383
Knight Capital Group, Inc. Class A(2)                 56,900                 785
Stifel Financial Corp.(2)                             15,000                 651
Suffolk Bancorp                                        6,700                 207
Texas Capital Bancshares, Inc.(2)                     42,700                 700
UMB Financial Corp.                                   21,000                 747
                                                                   -------------
                                                                           7,215
                                                                   -------------
HEALTH CARE--4.0%
CryoLife, Inc.(2)                                    123,400                 665
HealthSouth Corp.(2)                                  38,100                 713
                                                                   -------------
                                                                           1,378
                                                                   -------------

                                                    SHARES             VALUE
                                                 -----------       -------------
INDUSTRIALS--26.3%
Aaon, Inc.                                            16,500       $         385
Astec Industries, Inc.(2)                             25,800                 715
Beacon Roofing Supply, Inc.(2)                        39,758                 716
Genesee & Wyoming, Inc. Class A(2)                    20,100                 750
Kaydon Corp.                                          19,500                 641
Landstar System, Inc.                                 20,200                 788
Layne Christensen Co.(2)                              32,482                 788
Lennox International, Inc.                            10,800                 449
Moog, Inc. Class A(2)                                 21,700                 699
Rollins, Inc.                                         35,800                 741
Saia, Inc.(2)                                         30,500                 458
Smith (A.O.) Corp.                                    15,100                 728
Teledyne Technologies, Inc.(2)                         9,800                 378
Wabtec Corp.                                          18,200                 726
                                                                   -------------
                                                                           8,962
                                                                   -------------
INFORMATION TECHNOLOGY--8.5%
ManTech International Corp. Class A(2)                16,800                 715
MKS Instruments, Inc.(2)                              36,099                 676
Quest Software, Inc.(2)                               41,900                 756
SYNNEX Corp.(2)                                       30,000                 769
                                                                   -------------
                                                                           2,916
                                                                   -------------
MATERIALS--4.4%
Sensient Technologies Corp.                           28,600                 741
Thompson Creek Metals Co., Inc.(2)                    87,300                 758
                                                                   -------------
                                                                           1,499
                                                                   -------------
UTILITIES--6.7%
Avista Corp.                                          38,800                 758
Cleco Corp.                                           28,900                 763
Portland General Electric Co.                         42,300                 775
                                                                   -------------
                                                                           2,296
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $32,335)                                                 33,050
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--96.9%
(IDENTIFIED COST $32,335)                                                 33,050
                                                                   -------------
SHORT-TERM INVESTMENTS--3.2%
MONEY MARKET MUTUAL FUNDS--3.2%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)       1,074,041               1,074
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,074)                                                   1,074
                                                                   -------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $33,409)                                                 34,124(1)
                                                                   -------------
Other assets and liabilities, net--(0.1)%                                    (44)
                                                                   -------------
NET ASSETS--100.0%                                                 $      34,080
                                                                   =============

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                $33,050       $33,050
   Short-Term Investments         1,074         1,074
                                -------       -------
      Total                     $34,124       $34,124
                                =======       =======

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
U.S. GOVERNMENT SECURITIES--1.6%
U.S. Treasury Bond
   3.500%, 5/15/20                               $     1,800       $       1,884
U.S. Treasury Note
   3.375%, 11/15/19                                      500                 518
                                                                   -------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,321)                                                   2,402
                                                                   -------------
MUNICIPAL BONDS--2.5%
CALIFORNIA--1.4%
Alameda Corridor Transportation
   Authority Taxable Series 99-C,
   (NATL-RE Insured)
   6.600%, 10/1/29                                     1,000                 938
Kern County Pension Obligation
   Taxable (NATL-RE Insured)
   7.260%, 8/15/14                                       420                 450
Sonoma County Pension Obligation Taxable
   (FSA Insured)
   6.625%, 6/1/13                                        655                 694
                                                                   -------------
                                                                           2,082
                                                                   -------------
FLORIDA--0.1%
Miami-Dade County Educational Facilities
   Authority Taxable
   Series C
   5.480%, 4/1/16                                        105                 109
                                                                   -------------
PENNSYLVANIA--0.9%
City of Pittsburgh Pension Obligation Taxable
   Series C
   (NATL-RE, FGIC Insured)
   6.500%, 3/1/17                                      1,250               1,308
                                                                   -------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1,
   6.706%, 6/1/46                                        220                 148
                                                                   -------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,558)                                                   3,647
                                                                   -------------
FOREIGN GOVERNMENT SECURITIES--0.5%
Bolivarian Republic of Venezuela
   RegS 5.750%, 2/26/16(5)                                80                 50
   9.250%, 9/15/27                                        95                 64
Commonwealth of Australia
   Series 123,
   5.750%, 4/15/12                                        65 AUD              56
Commonwealth of Canada
   2.750%, 12/1/10                                       140 CAD             133
Republic of Korea
   Series 1112,
   4.750%, 12/10/11                                   71,500 KRW              60
Republic of Lithuania 144A
   7.375%, 2/11/20 (4)                                   150                 159
Republic of South Africa
   Series R-201
   8.750%, 12/21/14                                      450 ZAR              61

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
Republic of Turkey
   0.000%, 2/2/11                                        115 TRY   $          69
   6.750%, 5/30/40                               $       125                 126
                                                                   -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $801)                                                       778
                                                                   -------------
MORTGAGE-BACKED SECURITIES--15.1%
AGENCY--5.9%
FNMA
   4.000%, 6/1/20                                        401                 423
   4.500%, 7/1/20                                         31                  33
   6.500%, 10/1/31                                        19                  21
   6.000%, 9/1/32                                        120                 132
   5.000%, 10/1/35                                       308                 327
   6.000%, 9/1/36                                        137                 149
   5.500%, 4/1/37                                        148                 160
   6.000%, 10/1/37                                       206                 224
   5.000%, 5/1/38                                        679                 719
   5.500%, 6/1/38                                        136                 146
   5.500%, 6/1/38                                        172                 185
   5.500%, 11/1/38                                       335                 360
   4.000%, 1/1/39                                        316                 321
   5.000%, 1/1/39                                        281                 298
   6.000%, 1/1/39                                        231                 251
   4.500%, 3/1/39                                        509                 528
   5.000%, 3/1/39                                        338                 359
   6.000%, 3/1/39                                        196                 213
   4.500%, 4/1/39                                      1,123               1,166
   4.000%, 5/1/39                                        575                 583
   4.500%, 5/1/39                                      1,138               1,181
   4.500%, 2/1/40                                        222                 230
GNMA
   6.500%, 11/15/23                                       56                  62
   6.500%, 12/15/23                                        7                   8
   6.500%, 2/15/24                                        73                  81
   6.500%, 6/15/28                                       127                 143
   6.500%, 7/15/31                                        68                  76
   6.500%, 11/15/31                                       61                  68
   6.500%, 2/15/32                                        54                  60
   6.500%, 4/15/32                                        77                  86
                                                                   -------------
                                                                           8,593
                                                                   -------------
NON-AGENCY--9.2%
Bear Stearns Commercial Mortgage Securities,
   Inc.
   06-PW12, A4
   5.907%, 9/11/38(3)                                    940               1,009
   07-PW18, AM
   6.084%, 6/11/50                                       550                 479
Citigroup Mortgage Loan Trust, Inc.
   05-5, 2A3
   5.000%, 8/25/35                                       332                 308
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4
   5.546%, 1/15/46                                     1,190               1,212
Credit Suisse Mortgage Capital Certificates
   06-C1, A4
   5.609%, 2/15/39(3)                                  1,710               1,799
GE Capital Commercial Mortgage Corp.
   03-C1, C
   4.975%, 1/10/38                                       175                 177

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
NON-AGENCY--CONTINUED
GS Mortgage Securities Corp. II
   05-GG4, AJ
   4.782%, 7/10/39                               $       800       $         672
   07-GG10, A4
   5.999%, 8/10/45(3)                                    460                 452
JPMorgan Chase Commercial Mortgage Securities
   Corp.
   06-LDP7, AM
   6.064%, 4/15/45(3)                                    125                 110
   07-LD12, A4
   5.882%, 2/15/51                                       425                 426
Lehman Brothers-UBS Commercial Mortgage Trust
   06-C6, A4
   5.372%, 9/15/39                                       325                 336
   07-C2, A2
   5.303%, 2/15/40                                     1,230               1,271
   07-C6, A2
   5.845%, 7/15/40                                       498                 518
   07-C7, A3
   5.866%, 9/15/45                                       700                 705
Morgan Stanley Capital I
   06-T23, A4
   5.984%, 8/12/41                                       790                 846
   06-IQ12, A4
   5.332%, 12/15/43                                      525                 537
Timberstar Trust 06-1A, A 144A
   5.668%, 10/15/36                                      675                 735
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5
   5.342%, 12/15/43                                      285                 260
   07-C33, A4
   6.099%, 2/15/51                                       425                 418
Wells Fargo Mortgage-Backed Securities Trust
   04-EE, 2A3
   2.910%, 12/25/34(3)                                   293                 239
   05-AR4, 2A2
   2.967%, 4/25/35                                       109                  99
   05-AR4, 2A1
   2.967%, 4/25/35                                       728                 651
                                                                   -------------
                                                                          13,259
                                                                   -------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,926)                                                 21,852
                                                                   -------------
ASSET-BACKED SECURITIES--1.2%
Bayview Financial Acquisition Trust 06-A, 1A2
   5.483%, 2/28/41                                       322                 315
Capital One Auto Finance Trust 07-B, A3A
   5.030%, 4/15/12                                        27                  27
Dunkin Securitization/DB Master Finance
   LLC 06-1,
   M1 144A
   8.285%, 6/20/31 (4)                                   305                 279
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3
   5.777%, 8/25/36                                       470                 247
   06-CW2, AF4
   6.080%, 8/25/36                                       530                 264

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
Popular ABS Mortgage Pass-Through Trust 05-5,
   AF3
   5.086%, 11/25/35(3)                           $       142       $         138
Residential Funding Mortgage Securities II,
   Inc. 06-HSA1, A3
   5.230%, 2/25/36(3)                                    932                 412
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,729)                                                   1,682
                                                                   -------------
CORPORATE BONDS--20.6%
CONSUMER DISCRETIONARY--1.7%
Advance Auto Parts, Inc.
   5.750%, 5/1/20                                         40                  41
Arcos Dorados B.V. 144A
   7.500%, 10/1/19 (4)                                   125                 131
Cequel Communications
   Holdings I LLC/Cequel Capital
   Corp. 144A
   8.625%, 11/15/17 (4)                                   30                  30
Daimler Finance North America LLC
   6.500%, 11/15/13                                      130                 146
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc.
   6.375%, 6/15/15                                       160                 166
DuPont Fabros Technology LP 144A
   8.500%, 12/15/17 (4)                                  125                 129
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                       125                 132
Hasbro, Inc.
   6.300%, 9/15/17                                       200                 208
International Game Technology
   7.500%, 6/15/19                                       150                 174
Korea Expressway Corp. 144A
   4.500%, 3/23/15 (4)                                   100                 102
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                       83                  86
QVC, Inc. 144A
   7.500%, 10/1/19 (4)                                   150                 148
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                       285                 280
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                                        225                 221
Staples, Inc.
   9.750%, 1/15/14                                        40                  49
Time Warner Cable, Inc.
   5.850%, 5/1/17                                        130                 143
Videotron Ltee
   6.375%, 12/15/15                                      175                 174
Wyndham Worldwide Corp.
   7.375%, 3/1/20                                        115                 118
                                                                   -------------
                                                                           2,478
                                                                   -------------
CONSUMER STAPLES--0.3%
BAT International Finance plc 144A
   9.500%, 11/15/18 (4)                                   50                  65
Tate & Lyle International Finance plc 144A
   6.625%, 6/15/16 (4)                                   275                 301
                                                                   -------------
                                                                             366
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
ENERGY--1.2%
ATP Oil & Gas Corp. 144A
   11.875%, 5/1/15 (4)                           $        30       $          22
Buckeye Partners LP
   6.050%, 1/15/18                                        50                  55
Coffeyville Resources LLC/Coffeyville Finance,
   Inc. 144A
   10.875%, 4/1/17 (4)                                   125                 123
Denbury Resources, Inc.
   7.500%, 12/15/15                                      185                 188
Enterprise Products Operating LLC
   7.625%, 2/15/12                                       130                 141
Expro Finance Luxembourg SCA 144A
   8.500%, 12/15/16 (4)                                  125                 120
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                    50                  46
Holly Corp. 144A
   9.875%, 6/15/17 (4)                                    12                  12
Newfield Exploration Co.
   6.625%, 9/1/14                                        100                 101
Petrohawk Energy Corp.
   10.500%, 8/1/14                                       100                 108
Petroleos Mexicanos 144A
   6.000%, 3/5/20 (4)                                    105                 110
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (4)                                   268                 272
Pioneer Drilling Co. 144A
   9.875%, 3/15/18 (4)                                    20                  20
SEACOR Holdings, Inc.
   7.375%, 10/1/19                                       150                 159
Swift Energy Co.
   7.125%, 6/1/17                                        175                 162
Valero Energy Corp.
   4.500%, 2/1/15                                         50                  51
Weatherford International Ltd.
   9.625%, 3/1/19                                         45                  54
                                                                   -------------
                                                                           1,744
                                                                   -------------
FINANCIALS--9.9%
Abu Dhabi Commercial Bank 144A
   4.750%, 10/8/14 (4)                                   150                 148
AFLAC, Inc.
   8.500%, 5/15/19                                       100                 120
American Express Credit Corp. Series C,
   7.300%, 8/20/13                                       200                 227
American General Finance Corp.
   5.400%, 12/1/15                                       100                  78
AmSouth Bank N.A.
   4.850%, 4/1/13                                        200                 198
Assurant, Inc.
   5.625%, 2/15/14                                       250                 264
BAC Capital Trust XI
   6.625%, 5/23/36                                       325                 301
Banco Santander Brasil SA/Brazil 144A
   4.500%, 4/6/15 (4)                                    100                  99
Bank of America Corp.
   5.650%, 5/1/18                                        400                 410

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
Bank of New York/Mellon Corp. (The)
   4.950%, 11/1/12                               $       180       $         195
Barclays Bank plc
   5.200%, 7/10/14                                       140                 148
   144A
   5.926%, 9/29/49(3)(4)                                 100                  82
BBVA International Preferred SA Unipersonal
   5.919%, 12/31/49(3)                                    60                  44
Bear Stearns Cos., Inc. LLC (The)
   7.250%, 2/1/18                                        250                 292
BlackRock, Inc. Series 2,
   5.000%, 12/10/19                                      125                 133
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (4)                                   135                 139
Bosphorus Financial Services Ltd. 144A
   2.236%, 2/15/12 (3)(4)                                175                 171
Brandywine Operating Partnership LP
   7.500%, 5/15/15                                       125                 136
Capital One Capital VI
   8.875%, 5/15/40                                       100                 104
Capital One Financial Corp.
   6.150%, 9/1/16                                        125                 132
Citigroup, Inc.
   5.000%, 9/15/14                                        40                  40
   4.875%, 5/7/15                                        195                 193
CNA Financial Corp.
   5.850%, 12/15/14                                      150                 155
Credit Suisse New York
   5.000%, 5/15/13                                       260                 278
Deutsche Bank Financial LLC
   5.375%, 3/2/15                                        131                 141
Discover Bank
   7.000%, 4/15/20                                       250                 252
Equity One, Inc.
   6.250%, 12/15/14                                      100                 104
Export-Import Bank of Korea
   5.875%, 1/14/15                                       100                 108
Fibria Overseas Finance Ltd. 144A
   7.500%, 5/4/20 (4)                                    269                 274
Fidelity National Financial, Inc.
   6.600%, 5/15/17                                       175                 175
Fifth Third Bancorp
   4.500%, 6/1/18                                        150                 142
First Niagara Financial Group, Inc.
   6.750%, 3/19/20                                       125                 131
Ford Motor Credit Co. LLC
   9.875%, 8/10/11                                       238                 251
   8.125%, 1/15/20                                       150                 153
General Electric Capital Corp.
   5.375%, 10/20/16                                      700                 754
Genworth Financial, Inc.
   5.750%, 6/15/14                                       125                 125
   6.515%, 5/22/18                                        85                  82
Glen Meadow Pass-Through Trust 144A
   6.505%, 2/12/49 (3)(4)                                135                  98

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
GMAC LLC
   6.875%, 9/15/11                               $        24       $          25
   6.750%, 12/1/14                                        49                  48
GMAC, Inc. 144A
   8.300%, 2/12/15 (4)                                    80                  81
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                       165                 171
   6.150%, 4/1/18                                        175                 183
   5.375%, 3/15/20                                        50                  49
HRPT Properties Trust
   5.750%, 11/1/15                                       275                 284
Hyundai Capital Services, Inc. 144A
   6.000%, 5/5/15 (4)                                    100                 107
JPMorgan Chase & Co.
   5.250%, 5/1/15                                        250                 267
   Series 1,
   7.900%, 12/31/49(3)                                    89                  92
KeyBank NA
   4.950%, 9/15/15                                       170                 174
Kimco Realty Corp.
   6.875%, 10/1/19                                       150                 167
Korea Development Bank
   5.300%, 1/17/13                                       137                 144
   4.375%, 8/10/15                                       100                 102
LBG Capital No.1 plc 144A
   7.875%, 11/1/20                                     1,000                 805
Lincoln National Corp.
   6.050%, 4/20/67(3)                                     50                  38
Lukoil International Finance BV 144A
   7.250%, 11/5/19 (4)                                   175                 180
Mercantile Bankshares Corp.
   Series B,
   4.625%, 4/15/13                                       208                 218
Morgan Stanley
   4.200%, 11/20/14                                      100                  99
National Capital Trust II 144A
   5.486%, 12/29/49 (3)(4)                               950                 827
New Communications Holdings, Inc. 144A
   7.875%, 4/15/15 (4)                                    55                  56
Nissan Motor Acceptance Corp. 144A
   4.500%, 1/30/15 (4)                                   160                 165
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14 (4)                                    150                 131
ProLogis
   7.625%, 8/15/14                                       150                 159
   6.625%, 5/15/18                                       120                 114
   6.875%, 3/15/20                                        75                  71
Prudential Financial, Inc.
   4.750%, 9/17/15                                       150                 155
   8.875%, 6/15/38(3)                                     50                  53
Realty Income Corp.
   6.750%, 8/15/19                                       110                 121
Regions Financial Corp.
   7.750%, 11/10/14                                       50                  53
   5.750%, 6/15/15                                        55                  55
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                       100                 100
Simon Property Group LP
   5.650%, 2/1/20                                         50                  53

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
FINANCIALS--CONTINUED
SLM Corp.
   5.375%, 5/15/14                               $       200       $         183
SunTrust Banks, Inc.
   6.000%, 9/11/17                                       150                 153
Tanger Properties LP
   6.125%, 6/1/20                                         60                  63
UFJ Finance AEC
   6.750%, 7/15/13                                       275                 308
Universal City Development Partners Ltd. 144A
   8.875%, 11/15/15 (4)                                   20                  20
Unum Group
   7.125%, 9/30/16                                       125                 137
Wachovia Corp.
   4.875%, 2/15/14                                       355                 371
Webster Financial Corp.
   5.125%, 4/15/14                                        65                  62
Westfield Capital Corp. Ltd./Westfield Finance
   Authority 144A
   5.125%, 11/15/14 (4)                                  355                 372
Zions Bancorp.
   5.650%, 5/15/14                                       500                 472
                                                                   -------------
                                                                          14,365
                                                                   -------------
HEALTH CARE--0.4%
DaVita, Inc.
   7.250%, 3/15/15                                       125                 125
Mylan, Inc. 144A
   7.625%, 7/15/17 (4)                                    25                  26
Omnicare, Inc.
   7.750%, 6/1/20                                         75                  77
Patheon, Inc. 144A
   8.625%, 4/15/17 (4)                                    20                  20
Quest Diagnostics, Inc.
   6.400%, 7/1/17                                        280                 320
                                                                   -------------
                                                                             568
                                                                   -------------
INDUSTRIALS--2.5%
American Airlines, Inc. 01-1,
   6.977%, 5/23/21                                       332                 272
Continental Airlines, Inc. 98-1A,
   6.648%, 9/15/17                                       327                 326
Equifax, Inc.
   6.300%, 7/1/17                                        240                 266
Hutchison Whampoa International Ltd. 144A
   5.750%, 9/11/19 (4)                                   115                 122
ITW Cupids Financing Trust I 144A
   6.550%, 12/31/11 (4)                                2,000               1,994
Kratos Defense & Security Solutions, Inc. 144A
   10.000%, 6/1/17 (4)                                   130                 133
Noble Group Ltd. 144A
   6.750%, 1/29/20 (4)                                   200                 194
Owens Corning, Inc.
   6.500%, 12/1/16                                        60                  64
Teekay Corp.
   8.500%, 1/15/20                                        75                  75
USG Corp. 144A
   9.750%, 8/1/14 (4)                                     21                  22
Voto-Votorantim Ltd. 144A
   6.750%, 4/5/21 (4)                                    150                 152
                                                                   -------------
                                                                           3,620
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
INFORMATION TECHNOLOGY--0.8%
Agilent Technologies, Inc.
   5.500%, 9/14/15                               $        75       $          81
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                        250                 263
Crown Castle Holdings GS V LLC/Crown Castle
   GS III Corp. 144A
   7.750%, 5/1/17 (4)                                    150                 158
Intuit, Inc.
   5.750%, 3/15/17                                        71                  78
Jabil Circuit, Inc.
   8.250%, 3/15/18                                       170                 181
Xerox Corp.
   6.750%, 2/1/17                                        325                 366
                                                                   -------------
                                                                           1,127
                                                                   -------------
MATERIALS--1.7%
Agrium, Inc.
   6.750%, 1/15/19                                       180                 209
Ashland, Inc.
   9.125%, 6/1/17                                        125                 137
Ball Corp.
   7.125%, 9/1/16                                        125                 131
Catalyst Paper Corp.
   7.375%, 3/1/14                                        180                  85
Celulosa Arauco
   7.250%, 7/29/19                                       150                 174
Commercial Metals Co.
   7.350%, 8/15/18                                       170                 178
CRH America, Inc.
   6.000%, 9/30/16                                       255                 284
   8.125%, 7/15/18                                       150                 181
Dow Chemical Co. (The)
   8.550%, 5/15/19                                       150                 184
Georgia Gulf Corp. 144A
   9.000%, 1/15/17 (4)                                   125                 128
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20 (4)                                   100                 102
JohnsonDiversey, Inc. 144A
   8.250%, 11/15/19 (4)                                   15                  16
Nova Chemicals Corp.
   3.748%, 11/15/13(3)                                   170                 157
Owens-Brockway Glass Container, Inc.
   7.375%, 5/15/16                                       125                 131
Verso Paper Holdings LLC/Verso Paper, Inc.
   Series B,
   4.094%, 8/1/14 (3)                                     93                  80
Xstrata Canada Corp.
   5.500%, 6/15/17                                       260                 276
                                                                   -------------
                                                                           2,453
                                                                   -------------
TELECOMMUNICATION SERVICES--0.8%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19 (4)                                    38                  34
Cincinnati Bell, Inc.
   8.250%, 10/15/17                                       60                  56
Clearwire Communications LLC/Clearwire
   Finance, Inc. 144A
   12.000%, 12/1/15 (4)                                   40                  40
Frontier Communications Corp.
   8.125%, 10/1/18                                        75                  75

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
TELECOMMUNICATION SERVICES--CONTINUED
OJSC Vimpel Communications
   144A (VIP Finance Ireland Ltd.)
   9.125%, 4/30/18 (4)                           $       125       $         135
Qwest Corp.
   7.875%, 9/1/11                                        125                 130
   6.500%, 6/1/17                                        143                 144
SBA Tower Trust 144A
   4.254%, 4/15/15 (4)                                   225                 236
Telecom Italia Capital SA
   5.250%, 10/1/15                                       200                 202
Virgin Media Finance plc Series 1,
   9.500%, 8/15/16                                       100                 106
                                                                   -------------
                                                                           1,158
                                                                   -------------
UTILITIES--1.3%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (4)                                   110                 120
AmeriGas Partners LP
   7.250%, 5/20/15                                       250                 251
Centrais Eletricas Brasileiras SA 144A
   6.875%, 7/30/19 (4)                                   100                 108
Great River Energy 144A
   5.829%, 7/1/17 (4)                                    114                 127
Korea Electric Power Corp. 144A
   5.500%, 7/21/14 (4)                                   100                 108
Majapahit Holding BV 144A
   7.750%, 1/20/20 (4)                                   200                 220
Midwest Generation LLC Series B
   8.560%, 1/2/16                                        141                 139
Northeast Utilities
   5.650%, 6/1/13                                        200                 215
Suburban Propane Partners LP/Suburban Energy
   Finance Corp.
   7.375%, 3/15/20                                        45                  46
TransAlta Corp.
   4.750%, 1/15/15                                        65                  69
United Energy Distribution Holdings Property
   Ltd. 144A
   5.450%, 4/15/16 (4)                                   500                 534
                                                                   -------------
                                                                           1,937
                                                                   -------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,920)                                                 29,816
                                                                   -------------
CONVERTIBLE BONDS--0.1%
MATERIALS--0.1%
Georgia-Pacific Corp. 144A
   7.000%, 1/15/15 (4)                                   125                 127
                                                                   -------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $127)                                                       127
                                                                   -------------

                                                     PAR
                                                    VALUE              VALUE
                                                 -----------       -------------
LOAN AGREEMENTS(3)--0.5%
CONSUMER DISCRETIONARY--0.1%
Advantage Sales & Marketing, Inc. Tranche 1,
   5.000%, 4/7/16                                $        50       $          50
Six Flags Theme Parks, Inc. Tranche B,
   6.250%, 6/30/16                                       110                 108
                                                                   -------------
                                                                             158
                                                                   -------------
CONSUMER STAPLES--0.0%
Reynolds Group Holdings Ltd. Tranche,
   6.250%, 5/5/16                                         45                  44
                                                                   -------------
FINANCIALS--0.1%
AGFS Funding Co. Tranche,
   7.250%, 4/8/15                                         60                  59
Delos Aircraft, Inc. Tranche B-2,
   7.000%, 3/17/16                                         8                   8
International Lease Finance Corp. Tranche B-1,
   6.750%, 3/17/15                                        12                  11
Universal City Development Partners, Ltd.
   Tranche B,
   6.500%, 12/20/14                                       19                  19
                                                                   -------------
                                                                              97
                                                                   -------------
HEALTH CARE--0.0%
RehabCare Group, Inc. Tranche B,
   6.000%, 11/24/15                                       54                  53
                                                                   -------------
INDUSTRIALS--0.1%
Bucyrus International, Inc. Tranche C,
   4.500%, 2/19/16                                        65                  65
                                                                   -------------
MATERIALS--0.2%
Anchor Glass Container Corp. Tranche,
   6.000%, 2/3/16                                         80                  79
Gentek Holding LLC Tranche
   7.000%, 10/29/14                                       47                  47
Lyondell Chemical Co. Tranche,
   5.500%, 4/8/16                                         75                  75
                                                                   -------------
                                                                             201
                                                                   -------------
UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
   Tranche B-2,
   3.855%, 10/10/14                                       71                  53
                                                                   -------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $688)                                                       671
                                                                   -------------

                                                    SHARES             VALUE
                                                 -----------       -------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd.
   7.00% 144A                                             84       $          65
                                                                   -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $27)                                                         65
                                                                   -------------
COMMON STOCKS--56.8%
CONSUMER DISCRETIONARY--4.9%
AutoZone, Inc.(2)                                     10,000               1,932
Best Buy Co., Inc.                                    48,000               1,625
Comcast Corp. Class A                                106,000               1,841
McDonald's Corp.                                      25,000               1,647
                                                                   -------------
                                                                           7,045
                                                                   -------------
CONSUMER STAPLES--3.6%
Altria Group, Inc.                                    93,000               1,864
Clorox Co. (The)                                      28,000               1,740
PepsiCo, Inc.                                         27,000               1,646
                                                                   -------------
                                                                           5,250
                                                                   -------------
ENERGY--10.5%
Chesapeake Energy Corp.                               73,000               1,529
Chevron Corp.                                         26,000               1,765
ConocoPhillips                                        37,000               1,816
El Paso Corp.                                        147,000               1,633
Halliburton Co.                                       75,000               1,841
Massey Energy Co.                                     60,000               1,641
Occidental Petroleum Corp.                            23,000               1,775
Petroleo Brasileiro SA ADR                            46,000               1,579
Williams Cos., Inc. (The)                             86,000               1,572
                                                                   -------------
                                                                          15,151
                                                                   -------------
FINANCIALS--3.7%
Citigroup, Inc.(2)                                   470,000               1,767
Goldman Sachs Group, Inc. (The)                       13,000               1,707
Hudson City Bancorp, Inc.                            151,000               1,848
                                                                   -------------
                                                                           5,322
                                                                   -------------
HEALTH CARE--5.1%
Biogen Idec, Inc.(2)                                  38,000               1,803
Gilead Sciences, Inc.(2)                              53,000               1,817
Johnson & Johnson                                     33,000               1,949
UnitedHealth Group, Inc.                              64,000               1,817
                                                                   -------------
                                                                           7,386
                                                                   -------------
INDUSTRIALS--7.9%
Alaska Air Group, Inc.(2)                             35,000               1,573
Caterpillar, Inc.                                     27,000               1,622
Continental Airlines, Inc. Class B(2)                 73,000               1,606
DryShips, Inc.(2)                                    416,000               1,485
Foster Wheeler AG(2)                                  82,000               1,727
L-3 Communications Holdings, Inc.                     24,000               1,700
Union Pacific Corp.                                   26,000               1,808
                                                                   -------------
                                                                          11,521
                                                                   -------------

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
INFORMATION TECHNOLOGY--11.6%
Amkor Technology, Inc.(2)                                282,000   $       1,554
Cisco Systems, Inc.(2)                                    83,000           1,769
Corning, Inc.                                            100,000           1,615
Hewlett-Packard Co.                                       40,000           1,731
Intel Corp.                                               89,000           1,731
International Business Machines Corp.                     15,000           1,852
Microsoft Corp.                                           74,000           1,703
Nokia Oyj Sponsored ADR                                  194,000           1,581
QUALCOMM, Inc.                                            54,000           1,773
Research In Motion Ltd.(2)                                31,000           1,527
                                                                   -------------
                                                                          16,836
                                                                   -------------
MATERIALS--5.8%
Alcoa, Inc.                                              167,000           1,680
Du Pont (E.I.) de Nemours & Co.                           48,000           1,660
Freeport-McMoRan Copper & Gold, Inc.                      28,000           1,656
Nucor Corp.                                               44,000           1,684
Potash Corp. of Saskatchewan, Inc.                        20,000           1,725
                                                                   -------------
                                                                           8,405
                                                                   -------------
TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                78,000           1,887
Verizon Communications, Inc.                              62,000           1,737
                                                                   -------------
                                                                           3,624
                                                                   -------------
UTILITIES--1.2%
Exelon Corp.                                              47,000           1,786
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $79,019)                                                 82,326
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(IDENTIFIED COST $139,116)                                               143,366
                                                                   -------------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             797,021             797
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $797)                                                       797
                                                                   -------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $139,913)                                               144,163(1)
                                                                   -------------
Other Assets and Liabilities--0.5%                                           744
                                                                   -------------
NET ASSETS--100.0%                                                 $     144,907
                                                                   =============

ABBREVIATIONS:

ADR  American Depositary Receipt
FGIC Financial Guaranty Insurance Company
FNMA Federal National Mortgage Association ("Fannie Mae")
FSA  Financial Security Assurance, Inc.
GNMA Government National Mortgage Association ("Ginnie Mae")
NATL National Public Finance Guarantee Corp.
SBA  Small Business Administration

COUNTRY WEIGHTINGS as of 6/30/10+

United States     87%
Canada             3
Brazil             2
Australia          1
Bermuda            1
Finland            1
United Kingdom     1
Other              4
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

FOREIGN CURRENCIES:

AUD  Australian Dollar
CAD  Canadian Dollar
KRW  Korean Won
TRY  Turkish Lira
ZAR  South African Rand

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):


                                                Total                 Level 2 -
                                              Value at   Level 1 -   Significant
                                              June 30,     Quoted    Observable
                                                2010       Prices      Inputs
                                              --------   ---------   -----------
INVESTMENTS IN SECURITIES:
Debt Securities:
   U.S. Government Securities .............   $  2,402    $    --      $ 2,402
   Municipal Bonds ........................      3,647         --        3,647
   Foreign Government Securities ..........        778         --          778
   Mortgage-Backed Securities .............     21,852         --       21,852
   Asset-Backed Securities ................      1,682         --        1,682
   Corporate Debt .........................     30,614         --       30,614
Equity Securities:
   Common Stocks ..........................     82,326     82,326           --
   Preferred Stock ........................         65         65           --
   Short-Term Investments .................        797        797           --
                                              --------    -------      -------
      Total ...............................   $144,163    $83,188      $60,975
                                              ========    =======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)


                                                       SHARES          VALUE
                                                   -------------   -------------
PREFERRED STOCK--3.8%
INFORMATION TECHNOLOGY--3.8%
Samsung Electronics Co., Ltd. Pfd.
   1.470%                                                 32,100   $      13,684
                                                                   -------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $8,087)                                                  13,684
                                                                   -------------
COMMON STOCKS--95.3%
CONSUMER DISCRETIONARY--2.8%
adidas AG                                                204,700           9,911
                                                                   -------------
CONSUMER STAPLES--7.7%
British American Tobacco plc                             392,900          12,469
Casino Guichard Perrachon SA                              49,800           3,779
Metro AG                                                  76,500           3,903
Nestle S.A. Registered Shares                            148,500           7,161
                                                                   -------------
                                                                          27,312
                                                                   -------------
ENERGY--12.5%
ENI S.p.A.                                               787,000          14,446
PetroChina Co., Ltd. Class H                           6,762,000           7,479
Petroleo Brasileiro SA Sponsored ADR                     219,600           6,544
Royal Dutch Shell plc Class B                            277,600           6,710
Tenaris S.A. Sponsored ADR                               271,800           9,407
                                                                   -------------
                                                                          44,586
                                                                   -------------
FINANCIALS--24.5%
Banco Bradesco SA Sponsored ADR                          446,500           7,082
City Developments Ltd.                                 1,029,000           8,100
Daito Trust Construction Co. Ltd.                        118,400           6,705
Mapfre SA                                              2,692,913           7,323
Nordea Bank AB                                           766,000           6,316
Oversea-Chinese Banking Corp. Ltd.                     1,227,330           7,729
QBE Insurance Group Ltd.                                 807,500          12,253
Standard Chartered plc                                   381,700           9,294
Swire Pacific Ltd. Class B                             4,650,000           9,876
Zurich Financial Services AG Registered Shares            57,100          12,586
                                                                   -------------
                                                                          87,264
                                                                   -------------
HEALTH CARE--10.1%
Novartis AG Registered Shares                            236,600          11,466
Roche Holding AG Registered Shares                        78,700          10,832
Takeda Pharmaceutical Co. Ltd.                           318,200          13,668
                                                                   -------------
                                                                          35,966
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIALS--11.4%
Canadian National Railway Co.                             93,500   $       5,358
FANUC Ltd.                                                68,300           7,713
Grupo Aeroportuario del Sureste S.A. de C.V. ADR         149,000           6,785
Koninklijke Philips Electronics N.V.                     239,044           7,138
Schneider Electric SA                                     73,700           7,444
Weir Group plc (The)                                     396,000           6,084
                                                                   -------------
                                                                          40,522
                                                                   -------------
INFORMATION TECHNOLOGY--8.8%
Canon, Inc.                                              268,650          10,013
Taiwan Semiconductor Manufacturing Co. Ltd.,
   Sponsored ADR                                       1,435,165          14,007
Telefonaktiebolaget LM Ericsson Class B                  679,400           7,536
                                                                   -------------
                                                                          31,556
                                                                   -------------
MATERIALS--5.3%
BHP Billiton plc                                         129,200           3,350
Rio Tinto plc                                            203,300           8,928
Shin-Etsu Chemical Co. Ltd.                              146,500           6,811
                                                                   -------------
                                                                          19,089
                                                                   -------------
TELECOMMUNICATION SERVICES--7.1%
China Mobile Ltd.                                        624,500           6,206
Singapore Telecommunications Ltd.                      1,714,000           3,706
Vodafone Group plc                                     7,546,400          15,549
                                                                   -------------
                                                                          25,461
                                                                   -------------
UTILITIES--5.1%
Centrica plc                                           1,601,200           7,066
E.ON AG                                                  414,900          11,156
                                                                   -------------
                                                                          18,222
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $298,474)                                               339,889
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.1%
(IDENTIFIED COST $306,561)                                               353,573
                                                                   -------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)           1,937,627           1,938
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,938)                                                   1,938
                                                                   -------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $308,499)                                               355,511(1)
                                                                   -------------
Other assets and liabilities, net--0.4%                                    1,298
                                                                   -------------
NET ASSETS--100.0%                                                 $     356,809
                                                                   =============

ABBREVIATION:

ADR  American Depositary Receipt

COUNTRY WEIGHTINGS as of 6/30/10+

United Kingdom    18%
Japan             13
Switzerland        8
United States      8
Germany            7
Italy              7
Singapore          5
Other             34
                 ---
Total            100%
                 ---

+    % of total investments as of June 30, 2010

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                               Total                 Level 2 -
                             Value at   Level 1 -   Significant
                             June 30,     Quoted     Observable
                               2010       Prices       Prices
                             --------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Preferred Stock           $ 13,684    $    --      $ 13,684
   Common Stocks              339,889     49,184       290,705
   Short-Term Investments       1,938      1,938            --
                             --------    -------      --------
      Total                  $355,511    $51,122      $304,389
                             ========    =======      ========

There are no Level 3 (Significant Unobservable Inputs) priced securities.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                                        Common
                                                        Stocks
                                                        ------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009......................   $ 224
Accrued discounts/premiums...........................      --
Realized gain (loss)(a)..............................      --
Change in unrealized appreciation (depreciation)(a)..      --
Net purchases (sales)................................      --
Transfers in and/or out of Level 3(b)................    (224)
                                                        -----
BALANCE AS OF JUNE 30, 2010..........................   $  --
                                                        =====

(a) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(b) "Transfers in and/or out" represent the ending value as of June 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCKS--99.3%
REAL ESTATE INVESTMENT TRUSTS--99.3%
DIVERSIFIED--5.6%
Vornado Realty Trust                                      80,936   $       5,904
                                                                   -------------
HEALTH CARE--12.0%
HCP, Inc.                                                135,429           4,368
Health Care REIT, Inc.                                    69,427           2,924
Nationwide Health Properties, Inc.                        42,425           1,518
Ventas, Inc.                                              79,921           3,752
                                                                   -------------
                                                                          12,562
                                                                   -------------
INDUSTRIAL/OFFICE--17.5%
INDUSTRIAL--3.0%
AMB Property Corp.                                        58,883           1,396
ProLogis                                                 171,973           1,742
                                                                   -------------
                                                                           3,138
                                                                   -------------
MIXED--1.7%
Duke Realty Corp.                                         49,230             559
Liberty Property Trust                                    42,964           1,239
                                                                   -------------
                                                                           1,798
                                                                   -------------
OFFICE--12.8%
Alexandria Real Estate Equities, Inc.                     22,528           1,428
BioMed Realty Trust, Inc.                                103,027           1,658
Boston Properties, Inc.                                   66,524           4,746
Corporate Office Properties Trust                         40,043           1,512
Douglas Emmett, Inc.                                      13,425             191
Highwoods Properties, Inc.                                24,322             675
Kilroy Realty Corp.                                       24,816             738
Mack-Cali Realty Corp.                                    31,395             933
SL Green Realty Corp.                                     28,621           1,575
                                                                   -------------
                                                                          13,456
                                                                   -------------
                                                                          18,392
                                                                   -------------
LODGING/RESORTS--6.7%
Host Hotels & Resorts, Inc.                              367,374           4,952
LaSalle Hotel Properties                                  63,562           1,308
Starwood Hotels & Resorts Worldwide, Inc.                 11,500             476
Sunstone Hotel Investors, Inc.(2)                         31,800             316
                                                                   -------------
                                                                           7,052
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
RESIDENTIAL--18.8%
APARTMENTS--17.9%
Apartment Investment & Management Co. Class A             89,299   $       1,730
AvalonBay Communities, Inc.                               37,153           3,469
BRE Properties, Inc.                                      34,606           1,278
Equity Residential                                       167,339           6,968
Essex Property Trust, Inc.                                25,591           2,496
Home Properties, Inc.                                     19,382             873
UDR, Inc.                                                103,189           1,974
                                                                   -------------
                                                                          18,788
                                                                   -------------
MANUFACTURED HOMES--0.9%
Equity Lifestyle Properties, Inc.                         20,312             980
                                                                   -------------
                                                                          19,768
                                                                   -------------
RETAIL--22.6%
REGIONAL MALLS--14.1%
Macerich Co. (The)                                        85,397           3,187
Simon Property Group, Inc.                               136,156          10,995
Taubman Centers, Inc.                                     15,978             601
                                                                   -------------
                                                                          14,783
                                                                   -------------
SHOPPING CENTERS--8.5%
Developers Diversified Realty Corp.                      150,950           1,494
Federal Realty Investments Trust                          24,544           1,725
Kimco Realty Corp.                                       208,339           2,800
Tanger Factory Outlet Centers                             48,543           2,009
Weingarten Realty Investors                               46,200             880
                                                                   -------------
                                                                           8,908
                                                                   -------------
                                                                          23,691
                                                                   -------------
SELF STORAGE--7.4%
Extra Space Storage, Inc.                                161,505           2,245
Public Storage                                            62,827           5,523
                                                                   -------------
                                                                           7,768
                                                                   -------------
SPECIALTY--8.7%
Digital Realty Trust, Inc.                                90,264           5,206
Entertainment Properties Trust                            23,337             889
Plum Creek Timber Co., Inc.                               39,705           1,371
Rayonier, Inc.                                            39,100           1,721
                                                                   -------------
                                                                           9,187
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $69,935)                                                104,324
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS--99.3%
(IDENTIFIED COST $69,935)                                                104,324
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
SHORT TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
Dreyfus Cash Management Fund - Institutional
   Shares (seven-day effective yield 0.130%)             789,785   $         790
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $790)                                                       790
                                                                   -------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $70,725)                                                105,114(a)
                                                                   -------------
Other assets and liabilities, net--(0.1)%                                   (93)
                                                                   -------------
NET ASSETS--100.0%                                                 $     105,021
                                                                   =============

ABBREVIATION:

REIT Real Estate Investment Trust

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                 Total       Level 1 -
                                Value at       Quoted
                             June 30, 2010     Prices
                             -------------   --------
INVESTMENTS IN SECURITIES:
Common Stocks:
   Real Estate
      Investment Trusts         $104,324      $104,324
   Short-Term Investments            790           790
                                --------      --------
      Total                     $105,114      $105,114
                                ========      ========

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

     Refer to Key Investment Terms and Footnote Legend starting on page 4.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                            DYNAMIC ASSET        DYNAMIC ASSET
                                                           CAPITAL GROWTH    COMSTOCK    ALLOCATION SERIES:   ALLOCATION SERIES:
                                                               SERIES         SERIES      AGGRESSIVE GROWTH         GROWTH
                                                           --------------   ----------   ------------------   ------------------
ASSETS
   Investment in securities at value(1) ................    $   197,908     $   38,377      $   12,291            $   22,909
   Investments in affiliated Funds at value(2) .........             --             --           6,547                 9,324
   Cash ................................................             --             --              --                    71
   Receivables
      Investment securities sold .......................             --            484              --                    --
      Fund shares sold .................................             --             13               3                    --
      Receivable from adviser ..........................             --             --               6                     7
      Dividends and interest ...........................            149             95              --(3)                  2
      Tax reclaims .....................................             --              1              --                    --
   Trustee Retainer ....................................              8              2               1                     1
   Prepaid expenses ....................................              5              1              --(3)                  1
   Other assets ........................................             57             11               5                     9
                                                            -----------     ----------      ----------            ----------
         Total assets ..................................        198,127         38,984          18,853                32,324
                                                            -----------     ----------      ----------            ----------
LIABILITIES
   Payables
      Fund shares repurchased ..........................             44             19               2                    57
      Investment securities purchased ..................             --            256              --                     2
      Investment advisory fee ..........................             92             10              --                    --
      Administration fee ...............................             17              3               1                     2
      Transfer agent fees and expenses .................             18              5               3                     4
      Professional fee .................................             35             22              16                    17
      Service fees .....................................             --             --               4                     7
      Other accrued expenses ...........................             33              8               5                     6
      Trustee deferred compensation plan ...............             57             11               5                     9
                                                            -----------     ----------      ----------            ----------
         Total liabilities .............................            296            334              36                   104
                                                            -----------     ----------      ----------            ----------
NET ASSETS .............................................    $   197,831     $   38,650      $   18,817            $   32,220
                                                            ===========     ==========      ==========            ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ....    $   340,225     $   54,428      $   24,831            $   40,546
   Accumulated undistributed net investment income
      (loss) ...........................................             65             34              26                    36
   Accumulated undistributed net realized gain (loss) ..       (155,264)       (16,733)         (7,504)              (11,033)
   Net unrealized appreciation (depreciation) ..........         12,805            921           1,464                 2,671
                                                            -----------     ----------      ----------            ----------
NET ASSETS .............................................    $   197,831     $   38,650      $   18,817            $   32,220
                                                            ===========     ==========      ==========            ==========
   Net asset value and offering price per share ........    $     11.59     $     9.11      $     8.34            $     8.70
                                                            -----------     ----------      ----------            ----------
   Shares of beneficial interest outstanding, $1 par
      value, unlimited authorization ...................     17,075,682      4,240,779       2,256,729             3,703,920
                                                            -----------     ----------      ----------            ----------
   (1) Investments in securities at cost ...............    $   185,103     $   37,456      $   11,675            $   21,585
   (2) Investments in affiliated Funds at cost .........    $        --     $       --      $    5,699            $    7,977
   (3) Amount is less than $500 (not reported in
       thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)


                                                              DYNAMIC ASSET        DYNAMIC ASSET
                                                           ALLOCATION SERIES:   ALLOCATION SERIES:     EQUITY 500      GROWTH AND
                                                                MODERATE          MODERATE GROWTH     INDEX SERIES   INCOME SERIES
                                                           ------------------   ------------------   ------------   -------------
ASSETS
   Investment in securities at value(1) ................       $   31,501          $   24,449        $   53,859      $   71,995
   Investments in affiliated Funds at value(2) .........            4,469               5,813                --              --
   Receivables
      Investment securities sold .......................               --                  --               912             428
      Fund shares sold .................................              170                  --                --             292
      Receivable from adviser ..........................                7                   8                 7              --
      Dividends and interest ...........................                6                   4                73              67
      Tax reclaims .....................................               --                  --                --(3)           --
   Trustee Retainer ....................................                1                   1                 2               3
   Prepaid expenses ....................................                1                   1                 1               2
   Other assets ........................................                9                   8                16              22
                                                               ----------          ----------        ----------      ----------
         Total assets ..................................           36,164              30,284            54,870          72,809
                                                               ----------          ----------        ----------      ----------
LIABILITIES
   Cash overdraft ......................................               --                  20                --              --
   Payables
      Fund shares repurchased ..........................               31                  --(3)             42              --(3)
      Investment securities purchased ..................                6                   4               898              --
      Investment advisory fee ..........................               --                  --                --              30
      Administration fee ...............................                2                   2                 4               6
      Transfer agent fees and expenses .................                4                   4                 6               8
      Professional fee .................................               17                  16                23              24
      Service fees .....................................                7                   6                --              --
      Variation margin for futures contracts ...........               --                  --                 3              --
      Other accrued expenses ...........................                8                   7                10              12
      Trustee deferred compensation plan ...............                9                   8                16              22
                                                               ----------          ----------        ----------      ----------
         Total liabilities .............................               84                  67             1,002             102
                                                               ----------          ----------        ----------      ----------
NET ASSETS .............................................       $   36,080          $   30,217        $   53,868      $   72,707
                                                               ----------          ----------        ----------      ----------
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ....       $   36,442          $   34,191        $   76,706      $   84,190
   Accumulated undistributed net investment income
      (loss) ...........................................               48                  40                82              62
   Accumulated undistributed net realized gain (loss) ..           (3,044)             (6,043)          (27,884)        (15,829)
   Net unrealized appreciation (depreciation) ..........            2,634               2,029             4,964           4,284
                                                               ----------          ----------        ----------      ----------
NET ASSETS .............................................       $   36,080          $   30,217        $   53,868      $   72,707
                                                               ==========          ==========        ==========      =========-
   Net asset value and offering price per share ........       $     9.64          $     8.98        $     9.27      $     9.86
                                                               ----------          ----------        ----------      ----------
   Shares of beneficial interest outstanding, $1 par
      value, unlimited authorization ...................        3,742,370           3,365,026         5,813,941       7,371,449
                                                               ----------          ----------        ----------      ----------
   (1) Investments in securities at cost ...............       $   29,236          $   23,177        $   48,878      $   67,711
   (2) Investments in affiliated Funds at cost .........       $    4,100          $    5,056        $       --      $       --
   (3) Amount is less than $500 (not reported in
       thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                               MID-CAP     MULTI-SECTOR    MULTI-SECTOR
                                                           MID-CAP GROWTH       VALUE      FIXED INCOME   SHORT TERM BOND
                                                               SERIES          SERIES         SERIES           SERIES
                                                           --------------   ------------   ------------   ---------------
ASSETS
   Investment in securities at value(1) ................    $   44,907      $    99,613    $   195,838     $   33,364
   Cash ................................................            --               --             58             --
   Receivables
      Investment securities sold .......................           663              613          2,762            152
      Fund shares sold .................................           --(2)             --             --             --
      Dividends and interest ...........................            11              113          2,556            283
      Tax reclaims .....................................            --               --             --             --(2)
   Trustee Retainer ....................................             2                4              6              1
   Prepaid expenses ....................................             1                2              4              1
   Other assets ........................................            12               28             51              8
                                                            ----------      -----------    -----------     ----------
         Total assets ..................................        45,596          100,373        201,275         33,809
                                                            ----------      -----------    -----------     ----------
LIABILITIES
   Payables
      Fund shares repurchased ..........................            25               29             --             38
      Investment securities purchased ..................            68              523          3,682            450
      Investment advisory fee ..........................            24               79             52              3
      Administration fee ...............................             4                8             14              2
      Transfer agent fees and expenses .................             5                9             16              4
      Professional fee .................................            22               27             36             23
      Other accrued expenses ...........................             8               16             24              6
      Trustee deferred compensation plan ...............            12               28             51              8
                                                            ----------      -----------    -----------     ----------
         Total liabilities .............................           168              719          3,875            534
                                                            ----------      -----------    -----------     ----------
NET ASSETS .............................................    $   45,428      $    99,654    $   197,400     $   33,275
                                                            ==========      ===========    ===========     ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ....    $   75,246      $   121,689    $   209,093     $   35,953
   Accumulated undistributed net investment income
      (loss) ...........................................          (168)              23            666            119
   Accumulated undistributed net realized gain (loss) ..       (36,285)         (32,267)       (18,067)        (3,255)
   Net unrealized appreciation (depreciation) ..........         6,635           10,209          5,708            458
                                                            ----------      -----------    -----------     ----------
NET ASSETS .............................................    $   45,428      $    99,654    $   197,400     $   33,275
                                                            ==========      ===========    ===========     ==========
   Net asset value and offering price per share ........    $    11.98      $      9.52    $      9.04     $    10.16
                                                            ----------      -----------    -----------     ----------
   Shares of beneficial interest outstanding, $1 par
   value, unlimited authorization ......................     3,792,706       10,463,361     21,833,137      3,275,108
                                                            ----------      -----------    -----------     ----------
   (1) Investments in securities at cost ...............    $   38,272      $    89,404    $   190,159     $   32,906
   (2) Amount is less than $500 (not reported in
      thousands)

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                                                       DUFF & PHELPS
                                                             SMALL-CAP     SMALL-CAP      STRATEGIC       ABERDEEN      REAL ESTATE
                                                              GROWTH         VALUE       ALLOCATION    INTERNATIONAL    SECURITIES
                                                              SERIES         SERIES        SERIES          SERIES          SERIES
                                                           ------------   -----------   ------------   -------------   -------------
ASSETS
   Investment in securities at value(1) ................   $    22,679    $   34,124    $   144,163     $   355,511    $  105,114
   Foreign currency at value(2) ........................            --            --             --              35            --
   Receivables
      Investment securities sold .......................           287            --            190           1,085           649
      Fund shares sold .................................         --(3)            --              5             243             1
      Dividends and interest ...........................             1            35            688           1,225           301
      Tax reclaims .....................................            --            --             --             945            --
   Trustee Retainer ....................................             1             1              5              12             4
   Prepaid expenses ....................................             1             1              3               9             2
   Other assets ........................................             6            10             41              99            28
                                                           -----------    ----------    -----------     -----------    ----------
             Total assets ..............................        22,975        34,171        145,095         359,164       106,099
                                                           -----------    ----------    -----------     -----------    ----------
LIABILITIES
   Cash overdraft ......................................            --            --             --               1            --
   Payables
      Fund shares repurchased ..........................            16            23             26              37           384
      Investment securities purchased ..................           354            --             --           1,861           538
      Investment advisory fee ..........................             8            23             46             189            65
      Administration fee ...............................             2             3             12              29             8
      Transfer agent fees and expenses .................             3             4             13              31            10
      Professional fee .................................            20            21             33              50            28
      Other accrued expenses ...........................             7             7             17              58            17
      Trustee deferred compensation plan ...............             6            10             41              99            28
                                                           -----------    ----------    -----------     -----------    ----------
           Total liabilities ...........................           416            91            188           2,355         1,078
                                                           -----------    ----------    -----------     -----------    ----------
NET ASSETS .............................................   $    22,559    $   34,080    $   144,907     $   356,809    $  105,021
                                                           ===========    ==========    ===========     ===========    ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ....   $    29,863    $   51,571    $   166,552     $   381,499    $   84,700
   Accumulated undistributed net investment income
      (loss) ...........................................          (117)          (48)           172           1,319           857
   Accumulated undistributed net realized gain (loss) ..        (8,756)      (18,158)       (26,067)        (73,053)      (14,925)
   Net unrealized appreciation (depreciation) ..........         1,569           715          4,250          47,044        34,389
                                                           -----------    ----------    -----------     -----------    ----------
NET ASSETS .............................................   $    22,559    $   34,080    $   144,907     $   356,809    $  105,021
                                                           ===========    ==========    ===========     ===========    ==========
   Net asset value and offering price per share ........   $     10.99    $    10.28    $     10.30     $     13.22    $    21.12
                                                           -----------    ----------    -----------     -----------    ----------
   Shares of beneficial interest outstanding, $1 par
      value, unlimited authorization ...................     2,052,781     3,315,887     14,067,965      27,000,092     4,973,037
                                                           -----------    ----------    -----------     -----------    ----------
   (1) Investments in securities at cost ...............   $    21,110    $   33,409    $   139,913     $   308,499    $   70,725
   (2) Foreign currency at cost ........................   $        --    $       --    $        --     $        35    $       --
   (3) Amount is less than $500 (not reported in
       thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(Reported in thousands)

                                                                             DYNAMIC
                                                                               ASSET      DYNAMIC
                                                                            ALLOCATION    ASSET
                                                     CAPITAL                  SERIES:    ALLOCATION
                                                      GROWTH    COMSTOCK    AGGRESSIVE     SERIES:
                                                      SERIES     SERIES       GROWTH       GROWTH
                                                     --------   ---------   ----------   ----------
INVESTMENT INCOME
Dividends ........................................   $  1,467   $   512      $    --      $    --
Income distributions from affiliated Funds .......         --        --           58           78
Income distributions from non-affiliated Funds ...         --        --          101          206
Foreign taxes withheld ...........................         (4)       (7)          --           --
                                                     --------   -------      -------      -------
   Total investment income .......................      1,463       505          159          284
                                                     --------   -------      -------      -------
EXPENSES
Investment advisory fee ..........................        787       155           15           26
Administration fee ...............................         97        19            8           15
Distribution and service fees ....................         --        --           25           43
Transfer agent fee and expenses ..................        105        23           12           18
Custodian fees ...................................         17         2           --           --
Printing fees and expenses .......................         21         5            4            5
Professional fees ................................         63        28           15           18
Trustees' fee and expenses .......................         42         8            4            6
Miscellaneous ....................................         43         9            3            6
                                                     --------   -------      -------      -------
   Total expenses ................................      1,175       249           86          137
Less expenses reimbursed by investment advisor ...       (108)      (39)         (32)         (43)
                                                     --------   -------      -------      -------
   Net expenses ..................................      1,067       210           54           94
                                                     --------   -------      -------      -------
NET INVESTMENT INCOME ............................        396       295          105          190
                                                     --------   -------      -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on securities ...........     12,384      (492)         (24)          (3)
Net realized gain (loss) on affiliated Funds .....         --        --           57           88
Capital gain distributions from non-affiliated
  Funds ..........................................         --        --           --            1
Net change in unrealized depreciation on
  investments ....................................    (33,471)   (2,211)        (793)      (1,031)
Net change in unrealized appreciation
  (depreciation) on affiliated Funds .............         --        --         (484)        (719)
                                                     --------   -------      -------      -------
NET LOSS ON INVESTMENTS ..........................    (21,087)   (2,703)      (1,244)      (1,664)
                                                     --------   -------      -------      -------
Net decrease in net assets resulting from
   operations ....................................   $(20,691)  $(2,408)     $(1,139)     $(1,474)
                                                     ========   =======      =======      =======

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(Reported in thousands)

                                                                   DYNAMIC
                                                      DYNAMIC       ASSET
                                                        ASSET     ALLOCATION
                                                     ALLOCATION     SERIES:    EQUITY 500   GROWTH AND
                                                      SERIES:      MODERATE      INDEX        INCOME
                                                      MODERATE      GROWTH       SERIES       SERIES
                                                     ----------   ----------   ----------   ----------
INVESTMENT INCOME
Dividends ........................................      $  --        $  --      $   598      $    870
Income distributions from affiliated Funds .......         44           55           --            --
Income distributions from non-affiliated Funds ...        325          240           --            --
Foreign taxes withheld ...........................         --           --           --           (14)
                                                        -----        -----      -------      --------
   Total investment income .......................        369          295          598           856
                                                        -----        -----      -------      --------
EXPENSES
Investment advisory fee ..........................         26           23           92           299
Administration fee ...............................         15           13           27            37
Distribution and service fees ....................         44           38           --            --
Transfer agent fee and expenses ..................         19           17           31            42
Custodian fees ...................................          1            1            2             1
Printing fees and expenses .......................          5            5            7             9
Professional fees ................................         18           17           34            32
Trustees' fee and expenses .......................          7            5           12            16
Miscellaneous ....................................          6            5           12            17
                                                        -----        -----      -------      --------
   Total expenses ................................        141          124          217           453
Less expenses reimbursed by investment advisor ...        (45)         (40)         (63)          (69)
                                                        -----        -----      -------      --------
   Net expenses ..................................         96           84          154           384
                                                        -----        -----      -------      --------
NET INVESTMENT INCOME ............................        273          211          444           472
                                                        -----        -----      -------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on securities ...........        118            4       (1,005)        5,460
Net realized gain (loss) on affiliated Funds .....         49           17           --            --
Net realized gain (loss) on futures ..............         --           --            2            --
Capital gain distributions from non-affiliated
   Funds .........................................          3            2           --            --
Net change in unrealized depreciation on
   investments ...................................       (100)        (608)      (3,157)      (17,144)
Net change in unrealized appreciation
   (depreciation) on affiliated Funds ............       (350)        (398)          --            --
Net change in unrealized appreciation
   (depreciation) on futures .....................         --           --          (22)           --
                                                        -----        -----      -------      --------
NET LOSS ON INVESTMENTS ..........................       (280)        (983)      (4,182)      (11,684)
                                                        -----        -----      -------      --------
Net decrease in net assets resulting from
   operations ....................................      $  (7)       $(772)     $(3,738)     $(11,212)
                                                        =====        =====      =======      ========

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                            STATEMENTS OF OPERATIONS
                                  (CONTINUED)
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(Reported in thousands)

                                                                                         MULTI-SECTOR
                                                     MID-CAP   MID-CAP    MULTI-SECTOR    SHORT TERM
                                                     GROWTH     VALUE     FIXED INCOME       BOND
                                                      SERIES    SERIES       SERIES         SERIES
                                                     -------   -------    ------------   ------------
INVESTMENT INCOME
Interest .........................................   $    --   $     --     $ 7,477        $1,084
Dividends ........................................       115        766          31            --
Foreign taxes withheld ...........................        --         --          (8)           (1)
                                                     -------   --------     -------        ------
   Total investment income .......................       115        766       7,500         1,083
                                                     -------   --------     -------        ------
EXPENSES
Investment advisory fee ..........................       197        578         504            83
Administration fee ...............................        21         48          86            14
Transfer agent fee and expenses ..................        25         53          93            18
Custodian fees ...................................         1          2           7             1
Printing fees and expenses .......................         6         12          27             6
Professional fees ................................        25         38          58            23
Trustees' fee and expenses .......................         9         21          39             6
Miscellaneous ....................................         9         20          45             7
                                                     -------   --------     -------        ------
   Total expenses ................................       293        772         859           158
Less expenses reimbursed by investment
   advisor .......................................       (23)       (55)       (102)          (42)
                                                     -------   --------     -------        ------
   Net expenses ..................................       270        717         757           116
                                                     -------   --------     -------        ------
NET INVESTMENT INCOME (LOSS) .....................      (155)        49       6,743           967
                                                     -------   --------     -------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments ..........     1,794     10,974       5,138           380
Net realized gain (loss) on foreign currency
   transactions ..................................        --         --          (4)           --
Net change in unrealized depreciation on
   investments ...................................    (1,898)   (13,477)     (2,173)           (4)
Net change in unrealized appreciation
   (depreciation) on foreign
   currency translations .........................        --         --          21             1
                                                     -------   --------     -------        ------
NET GAIN (LOSS) ON INVESTMENTS ...................      (104)     2,503)      2,982           377
                                                     -------   --------     -------        ------
Net increase (decrease) in net assets
   resulting from operations .....................   $  (259)  $ (2,454)    $ 9,725        $1,344
                                                     =======   ========     =======        ======

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(Reported in thousands)


                                                                                                           DUFF & PHELPS
                                                     SMALL-CAP   SMALL-CAP    STRATEGIC       ABERDEEN      REAL ESTATE
                                                      GROWTH       VALUE     ALLOCATION    INTERNATIONAL    SECURITIES
                                                      SERIES      SERIES       SERIES         SERIES          SERIES
                                                     ---------   ---------   -----------   -------------   -------------
INVESTMENT INCOME
Dividends ........................................   $     26     $   206     $    980       $  9,581          $ 2,050
Interest .........................................         --          --        1,923              1               --
Foreign taxes withheld ...........................         --          --           --           (805)              --
                                                     --------     -------     --------       --------          -------
   Total investment income .......................         26         206        2,903          8,777            2,050
                                                     --------     -------     --------       --------          -------
EXPENSES
Investment advisory fee ..........................        107         201          487          1,432              421
Administration fee ...............................         11          16           72            169               48
Transfer agent fee and expenses ..................         15          20           76            180               54
Custodian fees ...................................          4           1            3             31                5
Printing fees and expenses .......................          4           5           22             36               13
Professional fees ................................         20          23           49             98               42
Trustees' fee and expenses .......................          5           7           32             76               20
Miscellaneous ....................................          5           7           33             75               18
                                                     --------     -------     --------       --------          -------
   Total expenses ................................        171         280          774          2,097              621
Less expenses reimbursed by investment
   advisor .......................................        (38)        (32)         (84)           (77)              (4)
                                                     --------     -------     --------       --------          -------
   Net expenses ..................................        133         248          690          2,020              617
                                                     --------     -------     --------       --------          -------
NET INVESTMENT (LOSS) ............................       (107)        (42)       2,213          6,757            1,433
                                                     --------     -------     --------       --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on securities ...........      3,627       3,778        6,287         (1,044)           2,539
Net realized gain (loss) on foreign
   currency transactions .........................         --          --            1            (77)              --
Net change in unrealized appreciation
   (depreciation) on investments .................     (4,850)     (4,406)     (17,027)       (44,450)           2,331
Net change in unrealized appreciation
   (depreciation) on foreign currency
    translations .................................         --          --            1             17               --
                                                     --------     -------     --------       --------          -------
NET GAIN (LOSS) ON INVESTMENTS ...................     (1,223)       (628)     (10,738)       (45,554)           4,870
                                                     --------     -------     --------       --------          -------
Net increase (decrease) in net assets
   resulting from operations .....................   $ (1,330)    $  (670)    $ (8,525)      $(38,797)         $ 6,303
                                                     ========     =======     ========       ========          =======

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                CAPITAL GROWTH  SERIES                 COMSTOCK SERIES
                                                          ---------------------------------   ---------------------------------
                                                            SIX MONTHS                         SIX MONTHS
                                                              ENDED                               ENDED
                                                          JUNE 30, 2010       YEAR ENDED      JUNE 30, 2010       YEAR ENDED
                                                           (UNAUDITED)    DECEMBER 31, 2009    (UNAUDITED)    DECEMBER 31, 2009
                                                          -------------   -----------------   -------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..........................      $    396          $  1,785          $   295           $    686
Net realized gain (loss) ..............................        12,384           (14,258)            (492)            (6,355)
Net change in unrealized appreciation (depreciation) ..       (33,471)           68,484           (2,211)            17,310
                                                             --------          --------          -------           --------
Increase (decrease) in net assets resulting from
   operations .........................................       (20,691)           56,011           (2,408)            11,641
                                                             --------          --------          -------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .................................          (512)           (1,802)            (379)              (899)
Net realized short-term gains .........................            --                --               --                 --
Net realized long-term gains ..........................            --                --               --                 --
                                                             --------          --------          -------           --------

Decrease in net assets from distributions
   to shareholders ....................................          (512)           (1,802)            (379)              (899)
                                                             --------          --------          -------           --------
FROM SHARE TRANSACTIONS
Sale of shares ........................................         3,648            12,955            1,088              4,672
Reinvestment of distributions .........................           512             1,802              379                899
Shares repurchased ....................................       (21,535)          (35,745)          (6,595)           (13,593)
                                                             --------          --------          -------           --------
Increase (decrease) in net assets from share
   transactions .......................................       (17,375)          (20,988)          (5,128)            (8,022)
                                                             --------          --------          -------           --------
Net increase (decrease) in net assets .................       (38,578)           33,221           (7,915)             2,720
NET ASSETS
Beginning of period ...................................       236,409           203,188           46,565             43,845
                                                             --------          --------          -------           --------
End of period .........................................      $197,831          $236,409          $38,650           $ 46,565
                                                             ========          ========          =======           ========
Accumulated undistributed net investment income (loss)
   at end of period ...................................            65               181               34                118
SHARES
Sales of shares .......................................           284             1,217              109                640
Reinvestment of distributions .........................            42               148               40                103
Shares repurchased ....................................        (1,683)           (3,354)            (663)            (1,690)
                                                             --------          --------          -------           --------
Net Increase/(Decrease) ...............................      $ (1,357)         $ (1,989)         $  (514)          $   (947)
                                                             ========          ========          =======           ========

(1)  Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements


  DYNAMIC ASSET ALLOCATION       DYNAMIC ASSET ALLOCATION       DYNAMIC ASSET ALLOCATION       DYNAMIC ASSET ALLOCATION
 SERIES: AGGRESSIVE GROWTH             SERIES: GROWTH               SERIES: MODERATE            SERIES: MODERATE GROWTH
----------------------------   ----------------------------   ----------------------------   ----------------------------
 SIX MONTHS                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,
 (UNAUDITED)        2009       (UNAUDITED)        2009         (UNAUDITED)        2009        (UNAUDITED)        2009
-------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------

   $   105        $   300         $   190        $   565         $   273        $    621        $   211        $   519
        33         (6,231)             86         (8,681)            170          (1,953)            23         (4,158)
    (1,277)        10,050          (1,750)        14,754            (450)          4,831         (1,006)         7,937
   -------        -------         -------        -------         -------        --------        -------        -------

    (1,139)         4,119          (1,474)         6,638              (7)          3,499           (772)         4,298
   -------        -------         -------        -------         -------        --------        -------        -------

       (79)          (306)           (148)          (590)           (222)           (669)          (167)          (548)
        --             --              --             --              --              (3)            --             --
        --             --              --             (3)             --              (2)            --             --
   -------        -------         -------        -------         -------        --------        -------        -------

       (79)          (306)           (148)          (593)           (222)           (674)          (167)          (548)
   -------        -------         -------        -------         -------        --------        -------        -------

     1,916          2,855           1,762          5,037          12,395          18,745          6,664          8,431
        79            306             148            593             222             674            167            548
    (1,440)        (2,297)         (2,176)        (5,753)         (9,420)        (12,165)        (4,911)        (5,491)
   -------        -------         -------        -------         -------        --------        -------        -------

       555            864            (266)          (123)          3,197           7,254          1,920          3,488
   -------        -------         -------        -------         -------        --------        -------        -------
      (663)         4,677          (1,888)         5,922           2,968          10,079            981          7,238
    19,480         14,803          34,108         28,186          33,112          23,033         29,236         21,998
   -------        -------         -------        -------         -------        --------        -------        -------
   $18,817        $19,480         $32,220        $34,108         $36,080        $ 33,112        $30,217        $29,236
   =======        =======         =======        =======         =======        ========        =======        =======

        26             --(1)           36             (6)             48              (3)            40             (4)

       211            385             192            637           1,269           2,102            714          1,008
         9             36              17             69              23              71             19             61
      (161)          (317)           (238)          (722)           (951)         (1,378)          (537)          (673)
   -------        -------         -------        -------         -------        --------        -------        -------
   $    59        $   104         $   (29)       $   (16)        $   341        $    795        $   196        $   396
   =======        =======         =======        =======         =======        ========        =======        =======

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                             EQUITY 500 INDEX SERIES       GROWTH AND INCOME SERIES
                                                          ----------------------------   ----------------------------
                                                           SIX MONTHS                     SIX MONTHS
                                                              ENDED        YEAR ENDED       ENDED         YEAR ENDED
                                                          JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,
                                                           (UNAUDITED)        2009        (UNAUDITED)        2009
                                                          -------------   ------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..........................     $    444        $  1,133       $    472        $  1,110
Net realized gain (loss) ..............................       (1,003)         (3,762)         5,460         (14,894)
Net change in unrealized appreciation (depreciation) ..       (3,179)         16,381        (17,144)         31,283
                                                            --------        --------       --------        --------
Increase (decrease) in net assets resulting from
   operations .........................................       (3,738)         13,752        (11,212)         17,499
                                                            --------        --------       --------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .................................         (462)         (1,390)          (655)         (1,309)
Net realized short-term gains .........................           --              --             --              --
Net realized long-term gains ..........................           --              --             --              --
                                                            --------        --------       --------        --------
Decrease in net assets from distributions to
   shareholders .......................................         (462)         (1,390)          (655)         (1,309)
                                                            --------        --------       --------        --------
FROM SHARE TRANSACTIONS
Sale of shares ........................................          674           1,906          1,221           3,147
Reinvestment of distributions .........................          462           1,390            655           1,309
Shares repurchased ....................................       (7,662)        (15,238)        (7,602)        (15,457)
                                                            --------        --------       --------        --------
Increase (decrease) in net assets from share
   transactions .......................................       (6,526)        (11,942)        (5,726)        (11,001)
                                                            --------        --------       --------        --------
Net increase (decrease) in net assets .................      (10,726)            420        (17,593)          5,189
NET ASSETS
Beginning of period ...................................       64,594          64,174         90,300          85,111
                                                            --------        --------       --------        --------
End of period .........................................     $ 53,868        $ 64,594       $ 72,707        $ 90,300
                                                            ========        ========       ========        ========
Accumulated undistributed net investment income (loss)
   at end of period ...................................           82             100             62             245
SHARES
Sales of shares .......................................           66             223            111             338
Reinvestment of distributions .........................           48             150             63             130
Shares repurchased ....................................         (754)         (1,833)          (666)         (1,614)
                                                            --------        --------       --------        --------
Net Increase/(Decrease) ...............................     $   (640)       $ (1,460)      $   (492)       $ (1,146)
                                                            ========        ========       ========        ========

                        See Notes to Financial Statements

                                                                      MULTI-SECTOR                   MULTI-SECTOR
    MID-CAP GROWTH SERIES          MID-CAP VALUE SERIES            FIXED INCOME SERIES          SHORT TERM BOND SERIES
----------------------------   ----------------------------   ----------------------------   ----------------------------
  SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,
 (UNAUDITED)        2009        (UNAUDITED)        2009        (UNAUDITED)        2009        (UNAUDITED)        2009
-------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------

   $  (155)       $  (214)       $     49        $    581       $  6,743        $ 13,670        $   967        $  1,942
     1,794         (7,787)         10,974         (34,773)         5,134          (7,230)           380          (2,064)
    (1,898)        19,626         (13,477)         62,915         (2,152)         58,807             (3)          8,774
   -------        -------        --------        --------       --------        --------        -------        --------

      (259)        11,625          (2,454)         28,723          9,725          65,247          1,344           8,652
   -------        -------        --------        --------       --------        --------        -------        --------
        --             --            (241)           (825)        (7,986)        (13,684)        (1,265)         (2,144)
        --             --              --             (34)            --              --             --              --
        --             --              --          (1,069)            --              --             --              --
   -------        -------        --------        --------       --------        --------        -------        --------

        --             --            (241)         (1,928)        (7,986)        (13,684)        (1,265)         (2,144)
   -------        -------        --------        --------       --------        --------        -------        --------

     1,698          6,581             751           4,659          1,540           8,187          6,452           9,033
        --             --             241           1,928          7,986          13,684          1,265           2,144
    (5,411)        (8,930)        (10,461)        (13,710)       (19,972)        (40,228)        (7,873)        (24,959)
   -------        -------        --------        --------       --------        --------        -------        --------

    (3,713)        (2,349)         (9,469)         (7,123)       (10,446)        (18,357)          (156)        (13,782)
   -------        -------        --------        --------       --------        --------        -------        --------
    (3,972)         9,276         (12,164)         19,672         (8,707)         33,206            (77)         (7,274)

    49,400         40,124         111,818          92,146        206,107         172,901         33,352          40,626
   -------        -------        --------        --------       --------        --------        -------        --------
   $45,428        $49,400        $ 99,654        $111,818       $197,400        $206,107        $33,275        $ 33,352
   =======        =======        ========        ========       ========        ========        =======        ========

      (168)           (13)             23             215            666           1,909            119             417

       136            656              72             632            165           1,080            616             951
        --             --              24             238            881           1,613            124             220
      (432)          (896)         (1,023)         (1,684)        (2,152)         (4,939)          (752)         (2,817)
   -------        -------        --------        --------       --------        --------        -------        --------
   $  (296)       $  (240)       $   (927)       $   (814)      $ (1,106)       $ (2,246)       $   (12)       $ (1,646)
   =======        =======        ========        ========       ========        ========        =======        ========

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                              SMALL-CAP GROWTH SERIES        SMALL-CAP VALUE SERIES
                                                           ----------------------------   ----------------------------
                                                             SIX MONTHS                     SIX MONTHS
                                                               ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                           JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010   DECEMBER 31,
                                                            (UNAUDITED)       2009         (UNAUDITED)       2009
                                                           -------------   ------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...........................      $  (107)       $  (199)        $   (42)      $     48
Net realized gain (loss) ...............................        3,627         (2,107)          3,778        (16,898)
Net change in unrealized appreciation (depreciation) ...       (4,850)         7,135          (4,406)        23,499
                                                              -------        -------         -------       --------
Increase (decrease) in net assets resulting from
   operations ..........................................       (1,330)         4,829            (670)         6,649
                                                              -------        -------         -------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ..................................           --             --             (30)          (162)
Net realized short-term gains ..........................           --             --              --             --
                                                              -------        -------         -------       --------
Decrease in net assets from distributions to
   shareholders ........................................           --             --             (30)          (162)
                                                              -------        -------         -------       --------
FROM SHARE TRANSACTIONS
Sale of shares .........................................          380          2,661             459          1,997
Reinvestment of distributions ..........................           --             --              30            162
Shares repurchased .....................................       (2,801)        (6,896)         (4,129)        (8,238)
                                                              -------        -------         -------       --------
Increase (decrease) in net assets from share
   transactions ........................................       (2,421)        (4,235)         (3,640)        (6,079)
                                                              -------        -------         -------       --------
CAPITAL CONTRIBUTIONS
Fair Funds settlement(1) ...............................           --             --              --             --
Net increase (decrease) in net assets ..................       (3,751)           594          (4,340)           408
NET ASSETS
Beginning of period ....................................       26,310         25,716          38,420         38,012
                                                              -------        -------         -------       --------
End of period ..........................................      $22,559        $26,310         $34,080       $ 38,420
                                                              =======        =======         =======       ========
Accumulated undistributed net investment income (loss)
   at end of period ....................................         (117)           (10)            (48)            24
SHARES
Sales of shares ........................................           32            272              41            236
Reinvestment of distributions ..........................           --             --               3             19
Shares repurchased .....................................         (235)          (715)           (370)          (948)
                                                              -------        -------         -------       --------
Net Increase/(Decrease) ................................      $  (203)       $  (443)        $  (326)      $   (693)
                                                              =======        =======         =======       ========

(1) The Series was a recipient of a distribution from a Fair Fund established by United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

                                                                       DUFF & PHELPS
 STRATEGIC ALLOCATION SERIES   ABERDEEN INTERNATIONAL SERIES   REAL ESTATE SECURITIES SERIES
----------------------------   -----------------------------   -----------------------------
  SIX MONTHS                      SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED         ENDED        YEAR ENDED        ENDED         YEAR ENDED
JUNE 30, 2010   DECEMBER 31,    JUNE 30, 2010   DECEMBER 31,   JUNE 30, 2010    DECEMBER 31,
 (UNAUDITED)        2009         (UNAUDITED)        2009        (UNAUDITED)         2009
-------------   ------------   -------------   -------------   -------------    ------------

  $  2,213        $  4,764        $  6,757        $  9,089       $  1,433         $  2,435
     6,288         (23,230)         (1,121)        (49,336)         2,539           (5,835)
   (17,026)         53,466         (44,433)        167,182          2,331           30,994
  --------        --------        --------        --------       --------         --------

    (8,525)         35,000         (38,797)        126,935          6,303           27,594
  --------        --------        --------        --------       --------         --------

    (2,630)         (5,775)         (5,852)        (11,634)        (1,334)          (3,192)
        --              --              --              --             --               --
  --------        --------        --------        --------       --------         --------

    (2,630)         (5,775)         (5,852)        (11,634)        (1,334)          (3,192)
  --------        --------        --------        --------       --------         --------

     1,322           2,235           4,094          25,380          1,680           10,072
     2,630           5,775           5,852          11,634          1,334            3,192
   (18,137)        (30,259)        (30,194)        (50,846)       (15,712)         (11,115)
  --------        --------        --------        --------       --------         --------

   (14,185)        (22,249)        (20,248)        (13,832)       (12,698)           2,149
  --------        --------        --------        --------       --------         --------

        --              --              --             300             --               --
   (25,340)          6,976         (64,897)        101,769         (7,729)          26,551

   170,247         163,271         421,706         319,937        112,750           86,199
  --------        --------        --------        --------       --------         --------
  $144,907        $170,247        $356,809        $421,706       $105,021         $112,750
  ========        ========        ========        ========       ========         ========

       172             589           1,319             414            857              758

       118             231             288           2,281             76              740
       248             566             425             841             60              201
    (1,618)         (3,132)         (2,091)         (3,971)          (731)            (676)
  --------        --------        --------        --------       --------         --------
  $ (1,252)       $ (2,335)       $ (1,378)       $   (849)      $   (595)        $    265
  ========        ========        ========        ========       ========         ========

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                      NET                       NET                    DIVIDENDS    DISTRIBUTIONS
                                     ASSET        NET         REALIZED        TOTAL       FROM          FROM
                                     VALUE,    INVESTMENT       AND          FROM         NET            NET
                                   BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT     REALIZED
                                   OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS
                                   ---------   ----------   -----------   ----------   ----------   -------------
CAPITAL GROWTH SERIES
1/1/10 to 6/30/10(6)                $12.83      0.02(1)        (1.23)       (1.21)       (0.03)           --
1/1/09 to 12/31/09                    9.95      0.09(1)         2.89         2.98        (0.10)           --
1/1/08 to 12/31/08                   16.81      0.01(1)        (6.87)       (6.86)          --(5)         --
1/1/07 to 12/31/07                   15.21      0.04(1)         1.60         1.64        (0.04)           --
1/1/06 to 12/31/06                   14.77      0.04(1)         0.43         0.47        (0.03)           --
1/1/05 to 12/31/05                   14.25      0.01(1)         0.52         0.53        (0.01)           --
COMSTOCK SERIES
1/1/10 to 6/30/10(6)                $ 9.79      0.07(1)        (0.66)       (0.59)       (0.09)           --
1/1/09 to 12/31/09                    7.69      0.13(1)         2.15         2.28        (0.18)           --
1/1/08 to 12/31/08                   12.49      0.22(1)        (4.61)       (4.39)       (0.19)        (0.22)
1/1/07 to 12/31/07                   13.71      0.23(1)        (0.51)       (0.28)       (0.23)        (0.71)
1/1/06 to 12/31/06                   13.73      0.22(1)         2.65         2.87        (0.26)        (2.63)
1/1/05 to 12/31/05                   13.18      0.16(1)         0.55         0.71        (0.16)           --
DYNAMIC ASSET ALLOCATION SERIES:
   AGGRESSIVE GROWTH
1/1/10 to 6/30/10(6)                $ 8.86      0.05(1)        (0.53)       (0.48)       (0.04)           --
1/1/09 to 12/31/09                    7.07      0.14(1)         1.79         1.93        (0.14)           --
1/1/08 to 12/31/08                   11.86      0.16(1)        (4.68)       (4.52)       (0.16)        (0.11)
1/1/07 to 12/31/07                   11.15      0.16(1)         0.78         0.94        (0.13)        (0.10)
2/3/06 (inception) to 12/31/06       10.00      0.11            1.15         1.26        (0.11)           --
DYNAMIC ASSET ALLOCATION SERIES:
   GROWTH
1/1/10 to 6/30/10(6)                $ 9.14      0.05(1)        (0.45)       (0.40)       (0.04)           --
1/1/09 to 12/31/09                    7.52      0.15(1)         1.63         1.78        (0.16)           --(5)
1/1/08 to 12/31/08                   11.54      0.21(1)        (3.91)       (3.70)       (0.21)        (0.11)
1/1/07 to 12/31/07                   10.87      0.22(1)         0.69         0.91        (0.16)        (0.08)
2/3/06 (inception) to 12/31/06       10.00      0.13            0.87         1.00        (0.13)           --
DYNAMIC ASSET ALLOCATION SERIES:
   MODERATE
1/1/10 to 6/30/10(6)                $ 9.73      0.08(1)        (0.11)       (0.03)       (0.06)           --
1/1/09 to 12/31/09                    8.83      0.21(1)         0.90         1.11        (0.21)           --(5)
1/1/08 to 12/31/08                   10.86      0.32(1)        (2.04)       (1.72)       (0.20)        (0.11)
1/1/07 to 12/31/07                   10.41      0.30(1)         0.54         0.84        (0.24)        (0.15)
2/3/06 (inception) to 12/31/06       10.00      0.15            0.42         0.57        (0.16)           --
DYNAMIC ASSET ALLOCATION SERIES:
   MODERATE GROWTH
1/1/10 to 6/30/10(6)                $ 9.22      0.06(1)        (0.25)       (0.19)       (0.05)           --
1/1/09 to 12/31/09                    7.93      0.18(1)         1.29         1.47        (0.18)           --
1/1/08 to 12/31/08                   11.30      0.26(1)        (3.15)       (2.89)       (0.23)        (0.25)
1/1/07 to 12/31/07                   10.72      0.24(1)         0.67         0.91        (0.20)        (0.13)
2/3/06 (inception) to 12/31/06       10.00      0.14            0.74         0.88        (0.14)        (0.02)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                                                  RATIO OF
                                                                              GROSS OPERATING
                                                                                  EXPENSES         RATIO OF
                             NET                     NET        RATIO OF         TO AVERAGE          NET
                 CHANGE     ASSET                  ASSETS,   NET OPERATING       NET ASSETS       INVESTMENT
                   IN       VALUE,                 END OF      EXPENSES           (BEFORE           INCOME     PORTFOLIO
    TOTAL       NET ASSET   END OF   TOTAL         PERIOD     TO AVERAGE        WAIVERS AND       TO AVERAGE   TURNOVER
DISTRIBUTIONS     VALUE     PERIOD   RETURN        (000S)    NET ASSETS(7)   REIMBURSEMENTS)(7)   NET ASSETS     RATE
-------------   ---------   ------   ------       --------   -------------   ------------------   ----------   ---------

(0.03)           (1.24)     $11.59    (9.44)%(3)  $197,831     0.95(2)           1.05(2)            0.35(2)      57%(3)
(0.10)            2.88       12.83    29.93        236,409     0.95              1.07               0.85        107
   --            (6.86)       9.95   (40.78)       203,188     0.94              0.94               0.08        164
(0.04)            1.60       16.81    10.75        400,612     0.91              0.91               0.22         88
(0.03)            0.44       15.21     3.22        435,126     0.92              0.92               0.25        182
(0.01)            0.52       14.77     3.71        462,402     0.89              0.89               0.06         73

(0.09)           (0.68)     $ 9.11    (6.05)%(3)  $ 38,650     0.95(2)           1.13(2)            1.33(2)       8%(3)
(0.18)            2.10        9.79    29.97         46,565     0.95              1.11               1.58         22
(0.41)           (4.80)       7.69   (35.73)        43,845     0.95              1.01               2.09         20
(0.94)           (1.22)      12.49    (2.22)        87,372     0.95              0.96               1.61         15
(2.89)           (0.02)      13.71    20.90        108,209     0.95              1.00               1.50        105
(0.16)            0.55       13.73     5.43        106,716     0.95              0.99               1.25         58


(0.04)           (0.52)     $ 8.34    (5.54)%(3)  $ 18,817     0.55(2)(4)        0.87(2)(4)         1.07(2)       5%(3)
(0.14)            1.79        8.86    27.50         19,480     0.65(4)           1.00(4)            1.88        101
(0.27)           (4.79)       7.07   (38.25)        14,803     0.70              1.02               1.58        185
(0.23)            0.71       11.86     8.45         23,426     0.70              1.04               1.37        105
(0.11)            1.15       11.15    12.61(3)      11,297     0.70(2)           1.67(2)            2.26(2)     110(3)


(0.04)           (0.44)     $ 8.70    (4.34)%(3)  $ 32,220     0.55(2)(4)        0.80(2)(4)         1.10(2)       3%(3)
(0.16)            1.62        9.14    23.76         34,108     0.66(4)           0.92(4)            1.91         96
(0.32)           (4.02)       7.52   (32.18)        28,186     0.70              0.95               2.06        182
(0.24)            0.67       11.54     8.33         36,189     0.70              1.03               1.88        127
(0.13)            0.87       10.87     9.98(3)      13,063     0.70(2)           1.58(2)            2.61(2)     125(3)


(0.06)           (0.09)     $ 9.64    (0.33)%(3)  $ 36,080     0.55(2)(4)        0.80(2)(4)         1.55(2)      15%(3)
(0.21)            0.90        9.73    12.68         33,112     0.65(4)           0.92(4)            2.32         96
(0.31)           (2.03)       8.83   (15.80)        23,033     0.70              1.09               3.25        126
(0.39)            0.45       10.86     7.98          7,337     0.70              1.49               2.80        140
(0.16)            0.41       10.41     5.69(3)       3,861     0.70(2)           3.10(2)            3.58(2)      81(3)


(0.05)           (0.24)     $ 8.98    (2.11)%(3)  $ 30,217     0.55(2)(4)        0.81(2)(4)         1.39(2)      11%(3)
(0.18)            1.29        9.22    18.65         29,236     0.65(4)           0.94(4)            2.17         86
(0.48)           (3.37)       7.93   (25.60)        21,998     0.70              1.01               2.60        177
(0.33)            0.58       11.30     8.50         19,685     0.70              1.11               2.14        146
(0.16)            0.72       10.72     8.78(3)       9,364     0.70(2)           1.99(2)            3.20(2)     106(3)

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                      NET                       NET                    DIVIDENDS    DISTRIBUTIONS
                                     ASSET        NET         REALIZED       TOTAL        FROM          FROM
                                     VALUE,    INVESTMENT       AND          FROM         NET            NET
                                   BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT     REALIZED
                                   OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS
                                   ---------   ----------   -----------   ----------   ----------   -------------
EQUITY 500 INDEX SERIES
1/1/10 to 6/30/10(6)                $10.01      0.07(1)       (0.73)        (0.66)     (0.08)             --
1/1/09 to 12/31/09                    8.11      0.16(1)        1.95          2.11      (0.21)             --
1/1/08 to 12/31/08                   13.21      0.20(1)       (5.11)        (4.91)     (0.19)             --
1/1/07 to 12/31/07                   12.77      0.18(1)        0.44          0.62      (0.18)             --
1/1/06 to 12/31/06                   11.32      0.16           1.44          1.60      (0.15)             --
1/1/05 to 12/31/05                   11.05      0.13           0.28          0.41      (0.14)             --
GROWTH AND INCOME SERIES
1/1/10 to 6/30/10(6)                $11.49      0.06(1)       (1.60)        (1.54)     (0.09)             --
1/1/09 to 12/31/09                    9.45      0.13(1)        2.07          2.20      (0.16)             --
1/1/08 to 12/31/08                   14.94      0.19(1)       (5.35)        (5.16)     (0.17)          (0.16)
1/1/07 to 12/31/07                   14.51      0.16(1)        0.81          0.97      (0.15)          (0.39)
1/1/06 to 12/31/06                   12.52      0.16(1)        1.98          2.14      (0.15)             --
1/1/05 to 12/31/05                   12.07      0.13(1)        0.45          0.58      (0.13)             --
MID-CAP GROWTH SERIES
1/1/10 to 6/30/10(6)                $12.08     (0.04)(1)      (0.06)        (0.10)        --              --
1/1/09 to 12/31/09                    9.27     (0.05)(1)       2.86          2.81         --              --
1/1/08 to 12/31/08                   16.40     (0.10)(1)      (7.03)        (7.13)        --              --
1/1/07 to 12/31/07                   13.46     (0.11)(1)       3.05          2.94         --              --
1/1/06 to 12/31/06                   12.93     (0.09)(1)       0.62          0.53         --              --
1/1/05 to 12/31/05                   12.41     (0.09)(1)       0.61          0.52         --              --
MID-CAP VALUE SERIES
1/1/10 to 6/30/10(6)                $ 9.82        --(1)(5)    (0.28)        (0.28)     (0.02)             --
1/1/09 to 12/31/09                    7.55      0.05(1)        2.38          2.43      (0.07)          (0.09)
1/1/08 to 12/31/08                   12.68      0.05(1)       (4.50)        (4.45)     (0.02)          (0.66)
1/1/07 to 12/31/07                   14.12      0.02(1)        0.31          0.33      (0.02)          (1.75)
1/1/06 to 12/31/06                   14.01      0.07(1)        1.98          2.05      (0.06)          (1.88)
1/1/05 to 12/31/05                   14.02      0.01(1)        1.08          1.09      (0.02)          (1.08)
MULTI-SECTOR FIXED INCOME SERIES
1/1/10 to 6/30/10(6)                $ 8.98      0.31(1)        0.13          0.44      (0.38)             --
1/1/09 to 12/31/09                    6.86      0.57(1)        2.15          2.72      (0.60)             --
1/1/08 to 12/31/08                    9.09      0.57(1)       (2.15)        (1.58)     (0.65)             --
1/1/07 to 12/31/07                    9.25      0.53(1)       (0.19)         0.34      (0.50)             --
1/1/06 to 12/31/06                    9.14      0.52(1)        0.09          0.61      (0.50)             --
1/1/05 to 12/31/05                    9.43      0.50(1)       (0.34)         0.16      (0.45)             --
MULTI-SECTOR SHORT TERM BOND
   SERIES
1/1/10 to 6/30/10(6)                $10.15      0.30(1)        0.11          0.41      (0.40)             --
1/1/09 to 12/31/09                    8.23      0.57(1)        2.03          2.60      (0.68)             --
1/1/08 to 12/31/08                    9.87      0.54(1)       (1.63)        (1.09)     (0.55)             --
1/1/07 to 12/31/07                   10.01      0.53(1)       (0.13)         0.40      (0.54)             --
1/1/06 to 12/31/06                    9.93      0.49(1)        0.06          0.55      (0.47)             --
1/1/05 to 12/31/05                   10.16      0.45(1)       (0.31)         0.14      (0.37)             --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                                                  RATIO OF
                                                                              GROSS OPERATING
                                                                                  EXPENSES         RATIO OF
                             NET                     NET        RATIO OF         TO AVERAGE          NET
                 CHANGE     ASSET                  ASSETS,   NET OPERATING       NET ASSETS       INVESTMENT
                   IN       VALUE,                 END OF      EXPENSES           (BEFORE           INCOME     PORTFOLIO
    TOTAL       NET ASSET   END OF   TOTAL         PERIOD     TO AVERAGE        WAIVERS AND       TO AVERAGE   TURNOVER
DISTRIBUTIONS     VALUE     PERIOD   RETURN        (000S)    NET ASSETS(7)   REIMBURSEMENTS)(7)   NET ASSETS     RATE
-------------   ---------   ------   ------       --------   -------------   ------------------   ----------   ---------

(0.08)           (0.74)     $ 9.27    (6.66)%(3)  $ 53,868      0.50(2)            0.70(2)          1.44(2)       5%(3)
(0.21)            1.90       10.01    26.22         64,594      0.50               0.69             1.88          7
(0.19)           (5.10)       8.11   (37.31)        64,174      0.50               0.65             1.78         11
(0.18)            0.44       13.21     4.87        123,644      0.58               0.73             1.34          3
(0.15)            1.45       12.77    14.21        142,346      0.63(4)            0.77             1.36         74
(0.14)            0.27       11.32     3.69        105,058      0.65               0.72             1.22         14

(0.09)           (1.63)     $ 9.86   (13.37)%(3)  $ 72,707      0.90(2)            1.06(2)          1.10(2)      25%(3)
(0.16)            2.04       11.49    23.50         90,300      0.94               1.11             1.35        109
(0.33)           (5.49)       9.45   (34.93)        85,111      0.85               0.99             1.51         56
(0.54)            0.43       14.94     6.66        159,074      0.85               0.95             1.03         44
(0.15)            1.99       14.51    17.18        167,529      0.91(4)            0.97             1.17         37
(0.13)            0.45       12.52     4.80        141,038      0.95               0.99             1.04         44

   --            (0.10)     $11.98    (0.86)%(3)  $ 45,428      1.10(2)            1.19(2)         (0.63)(2)     26%(3)
   --             2.81       12.08    30.33         49,399      1.10               1.23            (0.51)        73
   --            (7.13)       9.27   (43.47)        40,124      1.10               1.10            (0.75)        64
   --             2.94       16.40    21.80         87,253      1.05               1.05            (0.73)       149
   --             0.53       13.46     4.13         89,512      1.13(4)            1.14            (0.72)        80
   --             0.52       12.93     4.18         47,162      1.15               1.21            (0.76)       178

(0.02)           (0.30)     $ 9.52    (2.76)%(3)  $ 99,654      1.30(2)            1.39(2)          0.09(2)      28%(3)
(0.16)            2.27        9.82    32.63        111,818      1.30               1.43             0.60        127
(0.68)           (5.13)       7.55   (35.45)        92,146      1.30               1.32             0.46         49
(1.77)           (1.44)      12.68     2.00        138,254      1.29               1.29             0.11         33
(1.94)            0.11       14.12    14.91        131,717      1.30               1.32             0.46         52
(1.10)           (0.01)      14.01     7.73        121,855      1.30               1.33             0.07         37

(0.38)            0.06      $ 9.04     4.84%(3)   $197,400      0.75(2)            0.85(2)          6.68(2)      30%(3)
(0.60)            2.12        8.98    40.13        206,107      0.75               0.84             7.06         72
(0.65)           (2.23)       6.86   (17.93)       172,901      0.75               0.76             6.69         72
(0.50)           (0.16)       9.09     3.71        250,867      0.74               0.74             5.65         94
(0.50)            0.11        9.25     6.84        245,750      0.74               0.74             5.60         90
(0.45)           (0.29)       9.14     1.78        239,097      0.75               0.75             5.37         91


(0.40)            0.01      $10.16     4.08%(3)   $ 33,275      0.70(2)            0.95(2)          5.85(2)      40%(3)
(0.68)            1.92       10.15    32.07         33,352      0.70               1.00             6.11         77
(0.55)           (1.64)       8.23   (11.35)        40,626      0.70               0.85             5.66         96
(0.54)           (0.14)       9.87     3.99         44,168      0.70               0.82             5.23         73
(0.47)            0.08       10.01     5.71         46,663      0.70               0.88             4.92         87
(0.37)           (0.23)       9.93     1.36         47,534      0.70               0.98             4.45         91

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                   NET                       NET                    DIVIDENDS    DISTRIBUTIONS
                                  ASSET        NET         REALIZED       TOTAL        FROM          FROM
                                  VALUE,    INVESTMENT       AND          FROM         NET            NET
                                BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT     REALIZED
                                OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS
                                ---------   ----------   -----------   ----------   ----------   -------------
SMALL-CAP GROWTH SERIES
1/1/10 to 6/30/10(6)             $11.66     (0.05)(1)      (0.62)       (0.67)           --            --
1/1/09 to 12/31/09                 9.53     (0.08)(1)       2.21         2.13            --            --
1/1/08 to 12/31/08                17.85     (0.10)(1)      (7.76)       (7.86)           --         (0.46)
1/1/07 to 12/31/07                18.65     (0.12)(1)       3.07         2.95            --         (3.75)
1/1/06 to 12/31/06                15.61     (0.10)(1)       3.14         3.04            --            --
1/1/05 to 12/31/05                14.72     (0.08)(1)       2.38         2.30            --         (1.41)
SMALL-CAP VALUE SERIES
1/1/10 to 6/30/10(6)             $10.55     (0.01)(1)      (0.25)       (0.26)        (0.01)           --
1/1/09 to 12/31/09                 8.77      0.01(1)        1.81         1.82         (0.04)           --
1/1/08 to 12/31/08                14.46      0.04(1)       (5.42)       (5.38)        (0.01)        (0.30)
1/1/07 to 12/31/07                17.03        --(1)(5)    (0.30)       (0.30)           --         (2.27)
1/1/06 to 12/31/06                17.02      0.04(1)        2.77         2.81         (0.04)        (2.76)
1/1/05 to 12/31/05                16.74     (0.03)(1)       1.28         1.25            --         (0.97)
STRATEGIC ALLOCATION SERIES
1/1/10 to 6/30/10(6)             $11.11      0.15(1)       (0.77)       (0.62)        (0.19)           --
1/1/09 to 12/31/09                 9.25      0.29(1)        1.94         2.23         (0.37)           --
1/1/08 to 12/31/08                12.95      0.37(1)       (3.60)       (3.23)        (0.35)        (0.12)
1/1/07 to 12/31/07                13.30      0.36(1)        0.43         0.79         (0.37)        (0.77)
1/1/06 to 12/31/06                13.78      0.38(1)        1.31         1.69         (0.38)        (1.79)
1/1/05 to 12/31/05                14.24      0.34(1)       (0.08)        0.26         (0.33)        (0.39)
ABERDEEN INTERNATIONAL SERIES
1/1/10 to 6/30/10(6)             $14.86      0.25(1)       (1.67)       (1.42)        (0.22)           --
1/1/09 to 12/31/09                10.95      0.31(1)        4.01         4.32         (0.41)           --
1/1/08 to 12/31/08                19.14      0.40(1)       (7.57)       (7.17)        (0.31)        (0.71)
1/1/07 to 12/31/07                17.80      0.40(1)        2.25         2.65         (0.30)        (1.01)
1/1/06 to 12/31/06                14.29      0.33(1)        3.53         3.86         (0.35)           --
1/1/05 to 12/31/05                12.54      0.46(1)        1.86         2.32         (0.57)           --
DUFF & PHELPS REAL ESTATE
   SECURITIES SERIES
1/1/10 to 6/30/10(6)             $20.25      0.27(1)        0.87         1.14         (0.27)           --
1/1/09 to 12/31/09                16.26      0.44(1)        4.12         4.56         (0.57)           --
1/1/08 to 12/31/08                26.82      0.56(1)      (10.17)       (9.61)        (0.37)        (0.58)
1/1/07 to 12/31/07                35.60      0.51(1)       (6.00)       (5.49)        (0.44)        (2.85)
1/1/06 to 12/31/06                28.38      0.45(1)        9.90        10.35         (0.44)        (2.69)
1/1/05 to 12/31/05                26.39      0.44(1)        3.46         3.90         (0.44)        (1.47)

FOOTNOTE LEGEND:

(1)  Computed using average shares outstanding.

(2)  Annualized.

(3)  Not annualized.

(4)  Represents a blended operating expense ratio.

(5)  Amount is less than $0.005.

(6)  Unaudited.

(7) The Series will also indirectly bear their prorated share of expenses of the underlying funds and Series in which they invest. Such expenses are not included in the calculation of this ratio.

                        See Notes to Financial Statements

                                                                                  RATIO OF
                                                                              GROSS OPERATING
                                                                                  EXPENSES         RATIO OF
                             NET                     NET        RATIO OF         TO AVERAGE          NET
                 CHANGE     ASSET                  ASSETS,   NET OPERATING       NET ASSETS       INVESTMENT
                   IN       VALUE,                 END OF      EXPENSES           (BEFORE           INCOME     PORTFOLIO
    TOTAL       NET ASSET   END OF    TOTAL        PERIOD     TO AVERAGE        WAIVERS AND       TO AVERAGE   TURNOVER
DISTRIBUTIONS     VALUE     PERIOD   RETURN        (000S)    NET ASSETS(7)   REIMBURSEMENTS)(7)   NET ASSETS     RATE
-------------   ---------   ------   ------       --------   -------------   ------------------   ----------   ---------

   --             (0.67)    $10.99    (5.77)%(3)  $ 22,559      1.05(2)            1.35(2)         (0.85)(2)    127%(3)
   --              2.13      11.66    22.39         26,310      1.05               1.41            (0.83)       262
(0.46)            (8.32)      9.53   (44.92)        25,716      1.00               1.20            (0.75)       177
(3.75)            (0.80)     17.85    16.10         55,768      1.00               1.12            (0.62)        59
   --              3.04      18.65    19.45         57,653      1.00               1.27            (0.59)       147
(1.41)             0.89      15.61    15.64         23,178      1.00               1.65            (0.54)       182

(0.01)            (0.27)    $10.28    (2.49)%(3)  $ 34,080      1.30(2)            1.47(2)         (0.23)(2)     35%(3)
(0.04)             1.78      10.55    20.90         38,421      1.30               1.51             0.14        153
(0.31)            (5.69)      8.77   (37.91)        38,012      1.30               1.38             0.33         50
(2.27)            (2.57)     14.46    (2.10)        73,242      1.30               1.31            (0.03)        32
(2.80)             0.01      17.03    16.75         82,771      1.30               1.35             0.21         55
(0.97)             0.28      17.02     7.46         72,422      1.30               1.40            (0.19)        32

(0.19)            (0.81)    $10.30    (5.64)%(3)  $144,907      0.85(2)            0.95(2)          2.73(2)      26%(3)
(0.37)             1.86      11.11    24.51        170,247      0.85               0.95             2.98         89
(0.47)            (3.70)      9.25   (25.45)       163,271      0.85               0.87             3.19         50
(1.14)            (0.35)     12.95     5.98        270,653      0.84               0.84             2.62         52
(2.17)            (0.48)     13.30    12.69        316,145      0.83               0.84             2.66         86
(0.72)            (0.46)     13.78     1.79        352,742      0.79               0.79             2.39         62

(0.22)            (1.64)    $13.22    (9.65)%(3)  $356,809      1.03(2)            1.07(2)          3.45(2)      17%(3)
(0.41)             3.91      14.86    39.87        421,706      1.03               1.08             2.55         26
(1.02)            (8.19)     10.95   (38.98)       319,937      1.00               1.00             2.56         33
(1.31)             1.34      19.14    14.94        501,913      0.98               0.98             2.10         34
(0.35)             3.51      17.80    27.37        421,281      1.01               1.01             2.06         56
(0.57)             1.75      14.29    18.57        190,634      1.06               1.06             3.56         44


(0.27)             0.87     $21.12     5.55%(3)   $105,021      1.10(2)            1.11(2)          2.56(2)      15%(3)
(0.57)             3.99      20.25    29.11        112,750      1.10               1.11             2.80         43
(0.95)           (10.56)     16.26   (36.88)        86,199      1.01               1.01             2.33         42
(3.29)            (8.78)     26.82   (15.71)       135,140      0.98               0.98             1.50         23
(3.13)             7.22      35.60    37.07        187,922      1.02               1.02             1.37         28
(1.91)             1.99      28.38    15.10        137,281      1.03               1.03             1.62         26

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2010
                                  (UNAUDITED)

NOTE 1--ORGANIZATION

     The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund is organized with series, which are available only to the following separate accounts: Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, and PHL Variable Private Placement Account, and Phoenix Life Separate Accounts B, C, and D.

     The Fund is comprised of 17 series (each a "series"), each having a distinct investment objective as outlined below:

                                          INVESTMENT OBJECTIVE
SERIES NAME                               EACH SERIES SEEKS TO PROVIDE
---------------------------------------   --------------------------------------
Capital Growth Series                     Long-term growth of capital.
Comstock Series                           Long-term capital appreciation with
                                          current income as a secondary
                                          objective.
Dynamic Asset Allocation Series:
Aggressive Growth                         Long-term capital growth.
Dynamic Asset Allocation Series:          Long-term capital growth with current
Growth                                    income as a secondary consideration.
Dynamic Asset Allocation Series:          Current income with capital growth as
Moderate                                  a secondary consideration.
Dynamic Asset Allocation Series:          Long-term capital growth and current
Moderate Growth                           income, with a greater emphasis on
                                          capital growth.
Equity 500 Index Series                   High total return.
Growth and Income Series                  Capital appreciation and current
                                          income.
Mid-Cap Growth Series                     Capital appreciation.
Mid-Cap Value Series                      Long-term capital appreciation.
Multi-Sector Fixed Income Series          Long-term total return.
Multi-Sector Short Term Bond Series       High current income while attempting
                                          to limit changes in the Series' net
                                          asset value per share caused by
                                          interest rate changes.
Small-Cap Growth Series                   Long-term capital growth.
Small-Cap Value Series                    Long-term capital appreciation.
Strategic Allocation Series               High total return over an extended
                                          period of time consistent with prudent
                                          investment risk.
Aberdeen International Series             High total return consistent with
                                          reasonable risk.
Duff & Phelps Real Estate Securities      Capital appreciation and income with
Series                                    approximately equal emphasis.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION

          The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          - Level 1 - quoted prices in active markets for identical securities

          - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - prices determined using significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Series' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Series' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using Management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES

          Each Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Series have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Series to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Series have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Series do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Series file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Series are subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS

          Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES

          Expenses incurred by the Fund with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method is deemed more appropriate. In addition to the net operating expenses that the Series bear directly, the contract owners, as investors in the Series, indirectly bear the Series' pro-rata expenses of the underlying funds in which each Series invests.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

     F.   FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and is paid is treated as a gain or loss on foreign currency. The Series does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   DERIVATIVE FINANCIAL INSTRUMENTS

          Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

          FUTURES CONTRACTS: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts. Certain Series may enter into futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. The potential risk to the Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

          The Equity 500 Index Series may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500(R) Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500(R) Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Series bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          The following is a summary of the location of derivatives on the Series' Statement of Assets and Liabilities as of June 30, 2010:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                          ----------------------------------------------------------
DERIVATIVE TYPE**               ASSET DERIVATIVES           LIABILITY DERIVATIVES
-----------------------   ----------------------------  ----------------------------
EQUITY CONTRACTS          Variation margin on futures    Variation margin on futures

                                        LIABILITY DERIVATIVE FAIR VALUE
                          ---------------------------------------------------------
                          TOTAL VALUE AT JUNE 30, 2010         EQUITY CONTRACTS
                          ----------------------------  ---------------------------
Equity 500 Index Series               $(17)                         $(17)

** FOR OPEN DERIVATIVES AS OF JUNE 30, 2010, SEE THE SCHEDULES OF INVESTMENTS, WHICH IS ALSO INDICATIVE OF ACTIVITY FOR THE PERIOD ENDED JUNE 30, 2010.

          The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2010, are as follows:

DERIVATIVE TYPE                LOCATION ON THE STATEMENTS OF OPERATIONS
-----------------------   ---------------------------------------------------------
EQUITY CONTRACTS          Net realized gain (loss) on futures
                          Net change in unrealized appreciation (depreciation)
                          on futures

                          REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS
                                                FROM OPERATIONS
                          ----------------------------------------------------------
                          TOTAL VALUE AT JUNE 30, 2010         EQUITY CONTRACTS
                          ----------------------------   ---------------------------
Equity 500 Index Series                $2                             $2

                              CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                               DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                          ----------------------------------------------------------
                          TOTAL VALUE AT JUNE 30, 2010         EQUITY CONTRACTS
                          ----------------------------   ---------------------------
Equity 500 Index Series               $(22)                         $(22)

     H.   LOAN AGREEMENTS

          Certain Series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

          Series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

     I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

          Certain Series may engage in when-issued or delayed delivery transactions. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
        ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISOR

          The advisor to the Fund is Phoenix Variable Advisors, Inc. ("PVA") (the "Advisor"). PVA is a wholly-owned subsidiary of PM Holdings, Inc. PVA is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC").

          As compensation for its service to the Fund, the Advisor is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                               RATE FOR FIRST $100   RATE FOR NEXT $50    RATE FOR OVER $150
                                                     MILLION               MILLION             MILLION
                                               -------------------   -----------------   -------------------
Mid-Cap Value Series .......................          1.05%                1.00%                0.95%
Small-Cap Value Series .....................          1.05                 1.00                 0.95

                                               RATE FOR FIRST $250   RATE FOR NEXT $250   RATE FOR OVER $500
                                                     MILLION               MILLION              MILLION
                                               -------------------   ------------------   ------------------
Capital Growth Series ......................            0.70%               0.65%                0.60%
Comstock Series ............................            0.70                0.65                 0.60
Dynamic Asset Allocation Series:
   Aggressive Growth .......................            0.15                0.15                 0.15
Dynamic Asset Allocation Series: Growth ....            0.15                0.15                 0.15
Dynamic Asset Allocation Series: Moderate ..            0.15                0.15                 0.15
Dynamic Asset Allocation Series: Moderate
Growth .....................................            0.15                0.15                 0.15
Equity 500 Index Series ....................            0.30                0.30                 0.30
Growth and Income Series ...................            0.70                0.65                 0.60
Mid-Cap Growth Series ......................            0.80                0.80                 0.80
Multi-Sector Fixed Income Series ...........            0.50                0.45                 0.40
Multi-Sector Short Term Bond Series ........            0.50                0.45                 0.40
Small-Cap Growth Series ....................            0.85                0.85                 0.85
Strategic Allocation Series ................            0.60                0.55                 0.50
Aberdeen International Series ..............            0.75                0.70                 0.65

                                                  RATE FOR FIRST        RATE FOR NEXT         RATE OVER $2
                                                      BILLION              BILLION               BILLION
                                               -------------------   ------------------   -------------------
Duff & Phelps Real Estate Securities
   Series ..................................            0.75%               0.70%                0.65%

     B.   SUBADVISORS

          Pursuant to subadvisory agreements, PVA delegates certain investment decisions and/or research functions with respect to the following Series to the subadvisor indicated, for which each is paid a fee by the Advisor.

SERIES                                               SUBADVISOR
--------------------------------------------------   ------------
Capital Growth Series                                Neuberger(1)
Comstock Series                                      Invesco(8)+
Dynamic Asset Allocation Series: Aggressive Growth   Ibbotson(2)
Dynamic Asset Allocation Series: Growth              Ibbotson(2)
Dynamic Asset Allocation Series: Moderate            Ibbotson(2)
Dynamic Asset Allocation Series: Moderate Growth     Ibbotson(2)
Equity 500 Index Series                              Invesco(8)+
Growth and Income Series                             Virtus(3)
Mid-Cap Growth Series                                Neuberger(1)
Mid-Cap Value Series                                 Westwood(4)

SERIES                                               SUBADVISOR
--------------------------------------------------   ------------
Multi-Sector Fixed Income Series                     Goodwin(5)*
Multi-Sector Short Term Bond Series                  Goodwin(5)*
Small-Cap Growth Series                              Neuberger(1)
Small-Cap Value Series                               Westwood(4)
Strategic Allocation Series (equity portion)         Virtus(3)
Strategic Allocation Series (fixed income portion)   Goodwin(5)*
Aberdeen International Series                        Aberdeen(6)
Duff & Phelps Real Estate Securities Series          Duff & Phelps(7)

(1)  Neuberger Berman Management, LLC

(2)  Ibbotson Associates, Inc.

(3)  Virtus Investment Advisers, Inc.

(4)  Westwood Management Corp.

(5)  Goodwin Capital Advisers, Inc.

(6)  Aberdeen Asset Management, Inc.

(7)  Duff & Phelps Investment Management Company

(8)  Invesco Advisers, Inc.

+ Prior to June 1, 2010, Morgan Stanley Investment Management Inc. d/b/a Van Kampen served as subadvisor to the Series.

*    Affiliated company.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

     C.   EXPENSE LIMITS

          The Advisor has contractually agreed to reimburse expenses of the Series (excluding advisory and management fees, Rule 12b-1 fees, interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses), so that such expenses do not exceed the operating expenses of the Series' average net assets (the "expense caps") until April 30, 2011, as listed in the chart below.

                                                     MAXIMUM OPERATING
                                                          EXPENSE
                                                     -----------------
Capital Growth Series                                       0.25%
Comstock Series                                             0.25
Dynamic Asset Allocation Series: Aggressive Growth          0.15
Dynamic Asset Allocation Series: Growth                     0.15
Dynamic Asset Allocation Series: Moderate                   0.15
Dynamic Asset Allocation Series:
Moderate Growth                                             0.15
Equity 500 Index Series                                     0.20
Growth and Income Series                                    0.20
Mid-Cap Growth Series                                       0.30%

                                                     MAXIMUM OPERATING
                                                          EXPENSE
                                                     -----------------
Mid-Cap Value Series                                        0.25
Multi-Sector Fixed Income Series                            0.25
Multi-Sector Short Term Bond Series                         0.20
Small-Cap Growth Series                                     0.20
Small-Cap Value Series                                      0.25
Strategic Allocation Series                                 0.25
Aberdeen International Series                               0.30
Duff & Phelps Real Estate Securities Series                 0.35

     D.   ADMINISTRATION, DISTRIBUTION AND SERVICE FEES

          VP Distributors, Inc. ("VP Distributors") serves as the Administrator to the Fund. For the six-month period ended June 30, 2010 (the "period"), the Fund incurred administration fees totaling $716.

          Phoenix Equity Planning Corporation ("PEPCO"), formerly PFG Distribution Company, is the distributor for all the Series' shares. For its services each Phoenix Dynamic Asset Allocation Series pays PEPCO distribution and/or service fees at an annual rate not to exceed 0.25% of the average daily net assets of each respective Phoenix Dynamic Asset Allocation Series.

          Pursuant to a Service Agreement, PLIC, a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), receives a service fee for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2010, the Fund paid PLIC $801.

     E.   AFFILIATED SHARES

          At June 30, 2010, PLIC and its affiliates held shares in the Fund which aggregate the following:

                                                        SHARES   AGGREGATE NET ASSET VALUE
                                                        ------   -------------------------
Dynamic Asset Allocation Series: Aggressive Growth ..   21,785              $182
Dynamic Asset Allocation Series: Growth .............   21,992               191
Dynamic Asset Allocation Series: Moderate ...........   22,388               216
Dynamic Asset Allocation Series: Moderate Growth ....   22,716               204

     F.   INVESTMENTS IN AFFILIATES
          ($ REPORTED IN THOUSANDS)

          A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying Funds during the period.

                                       BALANCE   BALANCE                                     DISTRIBUTIONS
                                         AT         AT                   SALES    DIVIDEND    OF REALIZED
                                      12/31/09   6/30/10   PURCHASES   PROCEEDS    INCOME        GAINS
                                      --------   -------   ---------   --------   --------   -------------
DYNAMIC ASSET ALLOCATION SERIES:
AGGRESSIVE GROWTH
Capital Growth Series .............    $ 1,250    $1,093      $ --       $ 44        $ 3          $--
Mid-Cap Growth Series .............        984     1,133       170         15         --           --
Small-Cap Growth Series ...........        812       739        20         48         --           --
Aberdeen International Series .....      2,613     2,641       301         --         43           --
Duff & Phelps Real Estate Series ..      1,014       941        --        140         12           --
                                       -------    ------      ----       ----        ---          ---
                                       $ 6,673    $6,547      $491       $247        $58          $--
                                       =======    ======      ====       ====        ===          ===
DYNAMIC ASSET ALLOCATION SERIES:
GROWTH
Capital Growth Series .............    $ 2,177    $1,884      $ 51       $149        $ 5          $--
Mid-Cap Growth Series .............      1,530     1,590        86         13         --           --
Small-Cap Growth Series ...........      1,197     1,128        --         --         --           --
Aberdeen International Series .....      3,775     3,456        50         --         57           --
Duff & Phelps Real Estate Series ..      1,362     1,266        58        247         16           --
                                       -------    ------      ----       ----        ---          ---
                                       $10,041    $9,324      $245       $409        $78          $--
                                       =======    ======      ====       ====        ===          ===

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

                                       BALANCE   BALANCE                                     DISTRIBUTIONS
                                         AT        AT                    SALES    DIVIDEND    OF REALIZED
                                      12/31/09   6/30/10   PURCHASES   PROCEEDS    INCOME        GAINS
                                      --------   -------   ---------   --------   --------   -------------
DYNAMIC ASSET ALLOCATION SERIES:
MODERATE
Capital Growth Series .............     $  659    $  696      $  212       $110     $ 2          $--
Mid-Cap Growth Series .............      1,142     1,202         348        294      --           --
Aberdeen International Series .....      2,188     2,571         991        410      42           --
                                        ------    ------      ------       ----     ---          ---
                                        $3,989    $4,469      $1,551       $814     $44          $--
                                        ======    ======      ======       ====     ===          ===
DYNAMIC ASSET ALLOCATION SERIES:
MODERATE GROWTH
Capital Growth Series .............     $1,013    $1,010      $  108       $  4     $ 3          $--
Mid-Cap Growth Series .............      1,349     1,459         151         30      --           --
Aberdeen International Series .....      2,567     2,449         341        192      40           --
Duff & Phelps Real Estate Series ..        919       895          16         99      12           --
                                        ------    ------      ------       ----     ---          ---
                                        $5,848    $5,813      $  616       $325     $55          $--
                                        ======    ======      ======       ====     ===          ===

    G. TRUSTEE COMPENSATION

        The Fund provides a deferred compensation plan for its disinterested trustees. Under the deferred compensation plan, disinterested trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of unaffiliated mutual funds or variable annuities selected by the disinterested trustees. Investments in such unaffiliated mutual funds are included in "Other Assets" on the Statement of Assets and Liabilities at June 30, 2010.

NOTE 4--PURCHASES AND SALES OF SECURITIES
        ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, futures contracts, and forward currency contracts) during the period ended June 30, 2010, were as follows:

                                                        PURCHASES      SALES
                                                        ---------   --------
Capital Growth Series ...............................    $124,609   $141,756
Comstock Series .....................................       3,398      9,029
Dynamic Asset Allocation Series: Aggressive Growth ..       1,524        938
Dynamic Asset Allocation Series: Growth .............       1,103      1,235
Dynamic Asset Allocation Series: Moderate Growth ....       5,571      3,300
Dynamic Asset Allocation Series: Moderate ...........       8,542      5,200
Equity 500 Index Series .............................       2,827      8,884
Growth and Income Series ............................      20,675     27,121
Mid-Cap Growth Series ...............................      12,620     16,950
Mid-Cap Value Series ................................      30,345     40,279
Multi-Sector Fixed Income Series ....................      53,043     61,067
Multi-Sector Short Term Bond Series .................      10,877      9,181
Strategic Allocation Series .........................      36,966     46,480
Aberdeen International Series .......................      64,858     80,687
Small-Cap Growth Series .............................      31,263     34,014
Small-Cap Value Series ..............................      13,032     17,104
Duff & Phelps Real Estate Securities Series .........      16,015     26,115

     Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2010, were as follows:

                                                        PURCHASES      SALES
                                                        ---------   --------
Multi-Sector Fixed Income Series ....................      $6,994   $10,768
Multi-Sector Short Term Bond Series .................       2,195     3,984
Strategic Allocation Series .........................       4,090     7,369

NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

     Certain Series may invest in exchange traded notes which are unsecured obligations of the notes sponsor. This may expose the Series to liquidity and general credit risk of the note sponsor, in addition to the intended investment risk and exposure.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

     Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if a Series did not concentrate its investments in such sectors.

     At June 30, 2010, the Series held securities in specific sectors as detailed below:

                                                              PERCENTAGE OF
SERIES                                     SECTOR           TOTAL INVESTMENTS
--------------------------------   ----------------------   -----------------
Capital Growth Series ..........   Information Technology           30%
Small-Cap Growth Series ........   Information Technology           27
Small-Cap Value Series .........   Industrials                      26
Aberdeen International Series ..   Financials                       25

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series' Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2010, the Fund did not hold any restricted securities.

     Each Series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--INDEMNIFICATIONS

     Under the Fund's organizational documents and in a separate agreement among the Disinterested Trustees and the Fund, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Series enter into contracts that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 8--REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

NOTE 9--MANAGER OF MANAGERS

     The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the 1940 Act, as amended, pursuant to which PVA will, subject to review and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Series of the Fund. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING

     Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, and could be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund, or shares of another fund may be substituted.

NOTE 11--EXEMPTIVE ORDER

     On April 28, 2009, the SEC issued an order under Section 12(d)(1)(J) of the 1940 Act granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Phoenix Dynamic Asset Allocation Series to invest in other affiliated and unaffiliated funds, including exchange traded and retail funds. The Series can invest in affiliated and unaffiliated funds and exchange traded funds.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2010
                                  (UNAUDITED)

NOTE 12--FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    At June 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

                                                                                                  NET UNREALIZED
                                                         FEDERAL    UNREALIZED      UNREALIZED     APPRECIATION
                                                        TAX COST   APPRECIATION   (DEPRECIATION   (DEPRECIATION)
                                                        -------    ------------   -------------   --------------
Capital Growth Series ...............................   $186,448      $22,513       $(11,053)         $11,460
Comstock Series .....................................     38,374        3,598         (3,595)               3
Dynamic Asset Allocation Series: Aggressive Growth ..     18,058        1,684           (904)             780
Dynamic Asset Allocation Series: Growth .............     30,710        3,123         (1,600)           1,523
Dynamic Asset Allocation Series: Moderate ...........     34,334        2,637         (1,001)           1,636
Dynamic Asset Allocation Series: Moderate Growth ....     29,105        2,282         (1,125)           1,157
Equity 500 Index Series .............................     53,367        7,519         (7,026)             493
Growth and Income Series ............................     68,137       10,164         (6,306)           3,858
Mid-Cap Growth Series ...............................     38,344        7,524           (961)           6,563
Mid-Cap Value Series ................................     89,501       13,675         (3,563)          10,112
Multi-Sector Fixed Income Series ....................    190,713       13,120         (7,995)           5,125
Multi-Sector Short Term Bond Series .................     32,911        1,871         (1,418)             453
Small-Cap Growth Series .............................     21,294        1,985           (600)           1,385
Small-Cap Value Series ..............................     33,460        2,910         (2,246)             664
Strategic Allocation Series .........................    140,544       12,766         (9,147)           3,619
Aberdeen International Series .......................    310,398       66,052        (20,939)          45,113
Duff & Phelps Real Estate Securities Series .........     74,511       31,044           (441)          30,603

     The following Series have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                     EXPIRATION YEAR
                                         -----------------------------------------------------------------------
                                           2010     2011     2012     2013   2014     2016      2017      TOTAL
                                         -------   ------   ------   -----   ----   -------   -------   --------
Capital Growth Series ................   $84,342   $5,973   $2,820     $--    $--   $45,874   $26,333   $165,342
Comstock Series ......................        --       --       --      --     --     5,035    10,363     15,398
Dynamic Asset Allocation Series:
Aggressive Growth ....................        --       --       --      --     --        --     6,815      6,815
Dynamic Asset Allocation Series:
   Growth ............................        --       --       --      --     --        --     9,960      9,960
Dynamic Asset Allocation Series:
   Moderate ..........................        --       --       --      --     --        --     2,225      2,225
Dynamic Asset Allocation Series:
   Moderate Growth ...................        --       --       --      --     --        --     5,199      5,199
Equity 500 Index Series ..............     7,244    8,185      575   1,188     --     1,784     3,784     22,760
Growth and Income Series .............        --       --       --      --     --     1,571    19,094     20,665
Mid-Cap Growth Series ................    16,035       --       --     981     --     9,927    10,422     37,365
Mid-Cap Value Series .................        --       --       --      --     --        --    43,165     43,165
Multi-Sector Fixed Income Series .....     7,850       --       --      --     --     2,491    11,514     21,855
Multi-Sector Short Term Bond Series ..        --       --      137     159    167       696     2,451      3,610
Small-Cap Growth Series ..............        --       --       --      --     --     6,003     6,178     12,181
Small-Cap Value Series ...............        --       --       --      --     --     1,393    20,490     21,883
Strategic Allocation Series ..........        --       --       --      --     --     2,705    29,076     31,781
Aberdeen International Series ........        --       --       --      --     --    11,128    58,239     69,367
Duff & Phelps Real Estate
   Securities Series .................        --       --       --      --     --     1,270    12,295     13,565

     The Fund may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Capital Growth Series, the Mid-Cap Growth Series and the Equity 500 Index Series amounts include losses acquired in connection with prior years' mergers.

NOTE 13--OTHER

     The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") underwritten by a Phoenix affiliated insurance company through non-affiliated advisors, broker-dealers and other financial intermediaries.

     On March 3, 2009, State Farm informed the Phoenix affiliated insurance companies that it intended to suspend the sale of Phoenix Variable Products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was the largest distributor of annuity and life insurance products accounting for approximately 27% of the total life insurance premiums and approximately 68% of the annuity deposits.

     On March 4, 2009, National Life Group also informed Phoenix affiliated insurance companies that it intended to suspend the sale of Phoenix products. In 2008, National Life was the second largest distributor of annuity products accounting for approximately 14% of our annual deposits.

     The actions by these key distribution partners have materially and adversely affected new sales and the Phoenix relationships with distributors in general.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2010
                                   (UNAUDITED)

NOTE 14--SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

     On January 6, 2010, The Phoenix Companies, Inc. ("PNX") announced that it had signed a definitive agreement with Tiptree Financial Partners, LP for it to acquire PNX's private placement insurance business, PFG Holdings, Inc., including PEPCO, the principal underwriter for the Fund. The transaction, which is subject to regulatory approvals and other customary closing conditions, is expected to close in the second quarter of 2010. It is expected that PEPCO will be replaced by an affiliated broker-dealer, 1851 Securities, Inc., subject to the approval of the Board of Trustees. The Company filed a new member application for 1851 Securities, Inc. with the Financial Industry Regulatory Authority ("FINRA") on or about March 1, 2010. The Company expects that FINRA will approve the member registration of 1851 Securities, Inc., on or after August 15, 2010.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing U.S. Inc. PNC Global Investment Servicing (U.S.), Inc. provides certain sub-administrative services to the Series.

     At a Special Meeting on July 26, 2010, the Board of Trustees for the Fund met to consider several proposals regarding the approval of a new advisor and subadvisor for several series of the Fund, as well as the mergers of several series into another Fund series. The Board approved Virtus Investment Advisers, Inc. as adviser and distributor to eight series ("Virtus Series") of the Fund and also approved the merger of five other series into the Virtus Series, subject to approval by shareholders ("Virtus Transaction").

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY
              AGREEMENT FOR PHOENIX COMSTOCK SERIES (THE "SERIES")

     The Board of Trustees (the "Board") is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held November 16 and 17, 2009, the Board was notified that Morgan Stanley & Co. Incorporated, the parent company of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen") (the "Old Subadvisor"), entered into a transactional agreement with INVESCO Ltd. to sell certain portions of its retail asset management business, including the business units that subadvised under the Van Kampen name (the "Transaction"), and such Transaction closed on June 1, 2010.

     The Old Subadvisory Agreement between Phoenix Variable Advisors, Inc. ("PVA") and the Subadvisor for the Phoenix Comstock Series would terminate under the terms of assignment when the Transaction was completed due to the sale of the Van Kampen business to INVESCO Ltd.

     At a meeting held March 3 and 4, 2010, PVA ("Advisor") recommended to the Board, including a majority of the independent Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), the approval of Invesco Advisers, Inc. ("Invesco") as successor Subadvisor, to terminate the Old Subadvisory Agreement and approve the investment subadvisory agreements (the "New Subadvisory Agreements") between PVA and Invesco (the "New Subadvisor") for Phoenix Comstock Series, all to be effective on the closing date. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day to day investment management for the Series.

     During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure for the subadvisory agreement was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

     NATURE, EXTENT AND QUALITY OF SERVICES. During the review process, the Board received assistance and advice from several of Invesco's management personnel who attended the Board meeting on March 3 and 4, 2010, where a number of issues, including Invesco's history, investment approach, investment strategies, portfolio turnover rates, assets under management, personnel, compliance procedures and the firm's overall performance, were reviewed and discussed.

     The Board concluded that the overall nature, extent and quality of the services that are to be provided by the Subadvisor to the Series and its shareholders and whether the cost to PVA of these services were reasonable. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA; the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

     INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process at the November 16 and 17, 2009, Board meeting. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2009, and the year-to-date period September 30, 2009. The Board reviewed the investment performance of the Series, along with comparative performance information with a peer group of funds and a relevant market index. The Board noted that the Series had performed above the index for all periods ended September 30, 2009. The Series was ranked 13th out of 124 for its peer group for the year-to-date period ended September 30, 2009.

     PROFITABILITY. The Board noted that all fees under the Subadvisory Agreement would be paid by PVA out of the advisory fees that it receives under this Advisory Agreement with the Series, and not by the Series. For this reason, the expected profitability of the Subadvisory related to its relationship with the Series or the potential economies of scale with respect to the Subadvisor's advice to the Series were not material factors in the Board's deliberation.

     SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

     ECONOMIES OF SCALE. The Board noted that the Series probably would not achieve certain economies of scale since it would be unlikely that the Fund assets would grow in the near future. The Board concluded that currently, shareholders would not have an opportunity to benefit from any economies of scale unless PVA and its affiliates sought other distribution arrangements for the Series in addition to PVA and its affiliates.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY
              AGREEMENT FOR PHOENIX COMSTOCK SERIES (THE "SERIES")

     The Board of Trustees (the "Board") is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held November 16 and 17, 2009, the Board was notified that Morgan Stanley & Co. Incorporated, the parent company of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen") (the "old Subadvisor"), entered into a transactional agreement with INVESCO Ltd. to sell certain portions of its retail asset management business, including the business units that subadvised under the Van Kampen name (the "Transaction"), and such Transaction closed on June 1, 2010.

     The Old Subadvisory Agreement between Phoenix Variable Advisors, Inc. ("PVA") and the Subadvisor for the Phoenix Comstock Series would terminate under the terms of assignment when the Transaction was completed due to the sale of the Van Kampen business to INVESCO Ltd.

     At a meeting held March 3 and 4, 2010, PVA (the "Advisor") recommended to the Board, including a majority of the independent Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), the approval of Invesco Advisers, Inc. ("Invesco") as successor Subadvisor, to terminate the Old Subadvisory Agreement and approve the investment subadvisory agreement (the "New Subadvisory Agreement") between PVA and Invesco (the "Subadvisor") for Phoenix Comstock Series, all to be effective on the closing date. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day to day investment management for the Series.

     During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure for the subadvisory agreement was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

     NATURE, EXTENT AND QUALITY OF SERVICES. During the review process, the Board received assistance and advice from several of Invesco's management personnel who attended the Board meeting on March 3 and 4, 2010, where a number of issues, including Invesco's history, investment approach, investment strategies, portfolio turnover rates, assets under management, personnel, compliance procedures and the firm's overall performance, were reviewed and discussed.

     The Board concluded that the overall nature, extent and quality of the services that are to be provided by the Subadvisor to the Series and its shareholders and whether the cost to PVA of these services were reasonable. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA; the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

     INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process at the November 16 and 17, 2009, Board meeting. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5, and 10 year periods ended September 30, 2009, and the year-to-date period September 30, 2009. The Board reviewed the investment performance of the Series, along with comparative performance information with a peer group of funds and a relevant market index. The Board noted that the Series had performed above the index for all periods ended September 30, 2009. The Series was ranked 13th out of 124 for its peer group for the year-to-date period ended September 30, 2009.

     PROFITABILITY. The Board noted that all fees under the Subadvisory Agreement would be paid by PVA out of the advisory fees that it receives under this Advisory Agreement with this Series, and not by the Series. For this reason, the expected profitability of the Subadvisory related to its relationship with the Series or the potential economies of scale with respect to the Subadvisor's advice to the Series were not material factors in the Board's deliberation.

     SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

     ECONOMIES OF SCALE. The Board noted that the Series probably would not achieve certain economies of scale since it would be unlikely that the Fund assets would grow in the near future. The Board concluded that currently, shareholders would not have an opportunity to benefit from any economies of scale unless PVA and its affiliates sought other distribution arrangements for the Series in addition to PVA and its affiliates.

THE PHOENIX EDGE SERIES FUND
c/o CT Corporation System
155 Federal Street
Boston, MA 02110

BOARD OF TRUSTEES
Frank M. Ellmer, CPA*
Roger A. Gelfenbien
Eunice S. Groark
John R. Mallin
Hassell H. McClellan
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman
Philip K. Polkinghorn, President
Thomas M. Buckingham, Senior Vice President
Marc Baltuch, Chief Compliance Officer
W. Patrick Bradley, Senior Vice President,
Chief Financial Officer, Treasurer and
Principal Accounting Officer
Kathleen A. McGah, Vice President,
Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISOR
Phoenix Variable Advisors, Inc.
One American Row
Hartford, CT 06102-5056

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

*    Resignation effective June 30, 2010.

(PHOENIX LOGO)

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

BPD37472
G0144A (C) 2010 The Phoenix Companies, Inc.                                 6-10

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Phoenix Edge Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Senior Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer
                           (principal financial officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.